UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Report
March 31, 2024

First Trust Exchange-Traded Fund II
Book 1

First Trust STOXX® European Select Dividend Index Fund (FDD)
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust Indxx NextG ETF (NXTG)
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

Table of Contents
First Trust Exchange-Traded Fund II
Semi-Annual Report
March 31, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund II
Semi-Annual Letter from the Chairman and CEO
March 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund II (the “Funds”), which contains detailed information about the Funds for the six-month period ended March 31, 2024.
On March 21, 2024, the Swiss National Bank (“SNB”) unexpectedly announced a reduction of 25 basis points (“bps”) to its policy interest rate, lowering the metric from 1.75% to 1.50%. The move marked the SNB’s first interest rate cut in nine years and made Switzerland the first member of the so-called “Group of 10” (“G10”) to announce a policy rate reduction since the global battle with inflation began post COVID-19. Notably, the SNB’s announcement stood in stark contrast to the Bank of Japan’s revelation earlier in the same week that it would be raising interest rates for the first time in 17 years. Investors may be wondering why these two nations are undertaking divergent interest rate policies. From our perspective, the answer lies in the data. Despite recent disinflation, just two of the 11 countries that comprise the G10 boast headline inflation that lies below their target rate. Those countries are Denmark and Switzerland, with headline inflation of 0.8% and 1.0%, respectively. By contrast, headline inflation stood at 2.8% in Japan, above the Bank of Japan’s stated policy rate of 2.0%.
In the U.S., the trailing 12-month rate of the Consumer Price Index stood at 3.5% at the end of March 2024, down from its most-recent high of 9.1% at the end of June 2022, but up from its most recent low of 3.0% in June 2023. Continued inflationary pressures, along with better-than-expected economic data, continue to fuel the debate regarding the timing of interest rate cuts in the U.S. In December 2023, the Federal Reserve (the “Fed”) announced that they expected to implement three interest rate cuts for a total of 75 bps in 2024. The announcement was met with exuberance, sending the S&P 500® Index surging by 12.10% on a total return basis between December 13, 2023, the date of the Fed’s announcement, and the end of March 2024. That said, investors may have overestimated the timing of these cuts. On December 29, 2023, the Federal Funds rate futures market projected that the Fed would implement six rate cuts totaling 158 bps in 2024. As of the end of March 2024, that same futures market estimated that just two cuts, totaling 67 bps, were likely to occur by the end of the year.
Attention remains focused on the U.S. consumer, with reports that the current pace of spending may be unsustainable over the long-term. One justification for this view is recent analysis by the Federal Reserve Bank of San Francisco, which revealed that the excess savings consumers built up during the pandemic are likely to be completely drawn down in the first half of 2024. That said, the Fed also reported that U.S. household net worth surged by 3.2% on a quarter-over-quarter basis to a record $156.2 trillion in the fourth quarter of 2023. While it is true that many households are feeling the sting of persistent inflation, the increase in wealth brought on by surging equity valuations and home prices mitigated some of that pain, in our opinion.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund II
Semi-Annual Report
March 31, 2024
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the Global Economy/Investing
The latest global growth forecast from the International Monetary Fund (“IMF”) released in April 2024 sees real gross domestic product (“GDP”) rising by 3.2% worldwide in 2024, up from their forecast of 3.1% in January 2024. The IMF is forecasting a 2.7% increase in the U.S. GDP, up from its January 2024 estimate of 2.1%. The GDP in Emerging Market and Developing Economies is expected to grow by 4.2% this year, up from the IMF’s 4.1% estimate in January 2024. The IMF notes that its current global growth forecast remains below the historical average (2000-2019) of 3.8%, reflecting restrictive monetary policies and low productivity growth.
In the U.S., inflation, as measured by the Consumer Price Index (“CPI”), stood at 3.5% on a trailing 12-month basis at the end of March 2024, according to the U.S. Bureau of Labor Statistics. While it is true that the CPI decreased from its most recent high of 9.1% set in June 2022, the rate has increased from its most recent low of 3.0% set in June 2023.
Performance of Global Stocks and Bonds
The major U.S. stock indices were markedly higher over the past six months. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 23.48%, 22.78%, and 17.95%, respectively, for the six-month period ended March 31, 2024. Each of the 11 major sectors that comprise the Index were positive on a total return basis. The top performer was the Information Technology sector, up 32.03%, while the worst showing came from the Energy sector, which was up 5.80%.
A Bloomberg survey of twenty-one equity strategists found that their average 2024 year-end price target for the Index was 4,962 as of March 19, 2024. The highest and lowest estimates were 5,400 and 4,200, respectively. Brian Wesbury, Chief Economist at First Trust, announced in December 2023 that he is looking for a year-end price target of 4,500. The Index closed trading on March 28, 2024, at an all-time high of 5,254.35. The outlook for U.S. corporate earnings in 2024 is very strong. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for the 2024 and 2025 calendar years stood at 8.99% and 13.34%, respectively, as of March 31, 2024.
The broader foreign stock indices experienced positive total returns over the past six months. For the six-month period ended March 31, 2024, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 16.57% (USD) and 10.12% (USD), respectively, according to Bloomberg. The major foreign bond indices were also positive over the period. The Bloomberg Global Aggregate Bond Index of higher quality debt posted a total return of 6.17% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by 10.07% (USD), according to Bloomberg. The U.S. Dollar fell 1.59% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).
The U.S. bond market also saw positive total returns. The top performing major debt group we track was long duration municipal bonds. The Bloomberg Municipal Long Bond Index (22+ Years) posted a total return of 10.78% for the six-month period ended March 31, 2024. The worst-performing U.S. debt group that we track was U.S. Treasuries. The Bloomberg U.S. Treasury Intermediate Index posted a total return of 3.69% over the period. The yield on the benchmark 10-Year Treasury Note (“T-Note”) fell by 37 basis points in the period to close at 4.20% on March 28, 2024, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.35% for the 10-year period ended March 31, 2024.

Fund Performance Overview (Unaudited)
First Trust STOXX® European Select Dividend Index Fund (FDD)
First Trust STOXX® European Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the STOXX® Europe Select Dividend 30 Index (the “STOXX Index”). The shares of the Fund are listed and trade on NYSE Arca, Inc. under the ticker symbol “FDD.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the STOXX Index.
The STOXX Index is compiled and maintained by STOXX Limited (the “Index Provider”). According to the Index Provider, the STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX® Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (8/27/07) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (8/27/07) to 3/31/24
Fund Performance
NAV	10.30%	9.03%	3.83%	2.85%	-0.86%	20.66%	32.43%	-13.40%
Market Price	10.59%	9.02%	3.83%	2.79%	-0.87%	20.65%	31.74%	-13.45%
Index Performance
STOXX® Europe Select Dividend 30 Index	10.48%	9.36%	4.14%	3.17%	-0.46%	22.47%	36.59%	-7.38%
STOXX® Europe 600 Index	17.18%	14.32%	8.04%	4.55%	3.35%	47.18%	56.02%	72.64%
MSCI Europe Index	16.86%	14.11%	7.96%	4.44%	3.16%	46.66%	54.44%	67.46%
(See Notes to Fund Performance Overview on page 36.)

The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.

Fund Performance Overview (Unaudited) (Continued)
First Trust STOXX® European Select Dividend Index Fund (FDD) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	53.3%
Consumer Discretionary	12.7
Utilities	9.3
Materials	9.2
Energy	7.7
Communication Services	5.7
Industrials	2.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
ABN AMRO Bank N.V.	4.9%
ING Groep N.V.	4.5
Legal & General Group PLC	4.5
HSBC Holdings PLC	4.4
Rubis SCA	4.1
NatWest Group PLC	4.0
ORLEN S.A.	4.0
BNP Paribas S.A.	3.8
Aker BP ASA	3.7
NN Group N.V.	3.7
Total	41.6%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,263
$17,011
$15,304
$14,815
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust STOXX® European Select Dividend Index Fund
STOXX® Europe Select Dividend 30 Index
STOXX® Europe 600 Index
MSCI Europe Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
First Trust Alerian Disruptive Technology Real Estate ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Alerian Disruptive Technology Real Estate Index (the “Index”). The shares of the Fund are listed and trade on NYSE Arca, Inc. under the ticker symbol “DTRE.” The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.
The Index is owned and is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). According to the Index Provider, the Index includes operating companies and real estate investment trusts (“REITs”) listed on a recognized global securities exchange and included in the Global Industry Classification Standard Real Estate sector within the S-Network Global 5000 Index and the S-Network Global REIT Index that derive at least 50 percent of their revenues from activities in one of the following disruptive technology business segments: (i) Rapid Data Transfer; (ii) Distributed Data Handling; or (iii) E-Commerce Warehousing.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (8/27/07) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (8/27/07) to 3/31/24
Fund Performance
NAV	10.02%	5.23%	-0.23%	3.13%	2.09%	-1.13%	36.06%	40.92%
Market Price	9.83%	5.17%	-0.32%	3.08%	2.06%	-1.60%	35.42%	40.38%
Index Performance
Alerian Disruptive Technology Real Estate Index(1)(2)	9.93%	5.14%	N/A	N/A	N/A	N/A	N/A	N/A
FTSE EPRA/NAREIT Developed Index	14.30%	8.49%	0.73%	4.00%	2.97%	3.70%	47.96%	62.58%
S&P Global REIT Index	14.11%	7.46%	1.21%	3.89%	2.85%	6.22%	46.46%	59.51%
MSCI World REIT Index	16.34%	7.04%	2.37%	5.19%	3.17%	12.42%	65.81%	67.90%
MSCI World Real Estate Index(2)	16.47%	8.50%	1.17%	N/A	N/A	6.00%	N/A	N/A

(1)
On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive
Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 36.)

Alerian and Alerian Disruptive Technology Real Estate Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE) (Continued)

Sector Allocation	% of Total Long-Term Investments
Real Estate	100.0%
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Digital Realty Trust, Inc.	7.4%
Equinix, Inc.	7.1
Prologis, Inc.	6.8
American Tower Corp.	6.5
Crown Castle, Inc.	6.4
SBA Communications Corp.	6.2
DigitalBridge Group, Inc.	4.6
Terreno Realty Corp.	4.5
Segro PLC	4.4
Rexford Industrial Realty, Inc.	4.4
Total	58.3%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024

$25,000
$20,000
$15,000
$10,000
$5,000
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
$17,429
$15,518
$15,314
$14,026
First Trust Alerian Disruptive Technology Real Estate ETF
FTSE EPRA/NAREIT Developed Index
S&P Global REIT Index
MSCI World REIT Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Dow Jones Global Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index (the “Index”). The shares of the Fund are listed and trade on NYSE Arca, Inc. under the ticker symbol “FGD.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index.
The Index is compiled and maintained by S&P Dow Jones Indices LLC (the “Index Provider”). According to the Index Provider, the Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the S&P Global Broad Market Index. Indicated annual dividend yield is a stock’s unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (11/21/07) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (11/21/07) to 3/31/24
Fund Performance
NAV	12.49%	9.47%	5.79%	3.46%	3.56%	32.50%	40.55%	77.34%
Market Price	12.79%	9.38%	5.71%	3.42%	3.54%	32.00%	39.92%	76.77%
Index Performance
Dow Jones Global Select Dividend Index	13.33%	10.45%	6.21%	3.71%	3.79%	35.14%	43.98%	83.72%
Dow Jones World Developed Markets IndexSM	21.14%	24.67%	11.78%	9.32%	7.30%	74.49%	143.74%	216.81%
MSCI World Index	21.28%	25.07%	12.07%	9.39%	7.07%	76.76%	145.35%	205.83%
(See Notes to Fund Performance Overview on page 36.)

Dow Jones Global Select Dividend Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dow Jones Global Select Dividend Index Fund (FGD) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	39.7%
Communication Services	10.3
Industrials	9.3
Energy	8.7
Materials	8.5
Consumer Discretionary	7.7
Utilities	6.7
Consumer Staples	5.4
Real Estate	3.7
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Hapag-Lloyd AG	2.9%
D/S Norden A/S	1.7
Phoenix Group Holdings PLC	1.6
CaixaBank S.A.	1.5
Altria Group, Inc.	1.5
Peyto Exploration & Development Corp.	1.5
Fortum Oyj	1.4
British American Tobacco PLC	1.4
Sitio Royalties Corp., Class A	1.4
ALD S.A.	1.4
Total	16.3%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$26,833
$26,721
$15,851
$15,454
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Dow Jones Global Select Dividend Index Fund
Dow Jones Global Select Dividend Index
Dow Jones World Developed Markets Index℠
MSCI World Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Global Wind Energy ETF (FAN)
First Trust Global Wind Energy ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the ISE Clean Edge Global Wind EnergyTM Index (the “Index”). The shares of the Fund are listed and trade on NYSE Arca, Inc. under the ticker symbol “FAN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index.
The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must be issued by a company that is actively engaged in some aspect of the wind energy industry, such as the development or management of a wind farm, the production or distribution of electricity generated by wind power, or involvement in the design, manufacture or distribution of machinery or materials designed specifically for the wind energy industry. In addition, in order to be eligible for inclusion in the Index a security must meet the size, float and liquidity requirements of the Index, be listed on an Index-eligible global exchange and have seasoned on an Index-eligible global exchange for at least three months.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (6/16/08) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (6/16/08) to 3/31/24
Fund Performance
NAV	6.39%	-12.46%	5.14%	5.00%	-2.21%	28.50%	62.87%	-29.76%
Market Price	6.85%	-12.29%	5.13%	5.00%	-2.22%	28.45%	62.88%	-29.86%
Index Performance
ISE Clean Edge Global Wind EnergyTM Index	6.67%	-11.65%	6.01%	5.81%	-1.43%	33.86%	75.98%	-20.32%
Russell 3000® Index	23.30%	29.29%	14.34%	12.33%	10.86%	95.39%	219.80%	409.45%
MSCI World Index	21.28%	25.07%	12.07%	9.39%	7.58%	76.76%	145.35%	217.02%
(See Notes to Fund Performance Overview on page 36.)

Nasdaq®, Clean Edge®, and ISE Clean Edge Global Wind EnergyTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Global Wind Energy ETF (FAN) (Continued)

Sector Allocation	% of Total Long-Term Investments
Utilities	57.5%
Industrials	37.8
Materials	4.3
Energy	0.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Vestas Wind Systems A/S	7.9%
Orsted A/S	7.8
Northland Power, Inc.	6.9
EDP Renovaveis S.A.	6.7
China Longyuan Power Group Corp., Ltd., Class H	3.7
Boralex, Inc., Class A	3.1
Nordex SE	2.7
Siemens Energy AG	2.3
ERG S.p.A.	2.3
NextEra Energy, Inc.	2.3
Total	45.7%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$35,905
$26,833
$20,577
$18,969
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Global Wind Energy ETF
ISE Clean Edge Global Wind Energy™ Index
Russell 3000® Index
MSCI World Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
First Trust Alerian U.S. NextGen Infrastructure ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Alerian U.S. NextGen Infrastructure Index (the “Index”). The shares of the Fund are listed and trade on NYSE Arca, Inc. under the ticker symbol “RBLD.” The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.
The Index is owned and is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). According to the Index Provider, the Index seeks to provide exposure to U.S. infrastructure companies with securities listed on recognized U.S. securities exchanges that build, operate and own infrastructure assets. U.S. infrastructure companies are companies that are domiciled and incorporated in the United States and are included in the Global Industry Classification (“GICS”) sub-industries or custom segments within the S-Network US Equity WR 3000 Index. According to the Index Provider, in addition to comprising one of the GICS sub-industries or custom segments, in order to be eligible for inclusion in the Index a company’s stock must trade on a recognized U.S. stock exchange and meet the size, float and liquidity standards of the Index.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (10/13/08) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (10/13/08) to 3/31/24
Fund Performance
NAV	23.71%	26.38%	6.67%	3.63%	6.65%	38.14%	42.86%	170.54%
Market Price	23.68%	26.40%	6.60%	3.64%	6.65%	37.67%	43.04%	170.50%
Index Performance
Alerian U.S. NextGen Infrastructure Index(1)(2)	24.21%	27.32%	N/A	N/A	N/A	N/A	N/A	N/A
MSCI World Industrials Index	24.70%	26.05%	11.25%	8.78%	10.65%	70.38%	131.93%	378.00%
Russell 3000® Index	23.30%	29.29%	14.34%	12.33%	13.34%	95.39%	219.80%	593.59%
MSCI USA Infrastructure Index(2)	17.66%	6.02%	5.22%	6.39%	N/A	28.95%	85.79%	N/A

(1)
On July 29, 2022, the Fund’s underlying index changed from the ISE Global Engineering and ConstructionTM Index to Alerian U.S. NextGen
Infrastructure Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 36.)

Alerian and Alerian U.S. NextGen Infrastructure Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	44.1%
Utilities	28.9
Energy	8.1
Materials	7.3
Information Technology	7.2
Real Estate	4.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Vistra Corp.	1.6%
Constellation Energy Corp.	1.5
Vertiv Holdings Co., Class A	1.5
General Electric Co.	1.2
Targa Resources Corp.	1.2
NRG Energy, Inc.	1.2
Advanced Drainage Systems, Inc.	1.2
Steel Dynamics, Inc.	1.2
PACCAR, Inc.	1.2
Eaton Corp. PLC	1.2
Total	13.0%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$35,905
$25,287
$20,572
$15,649
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Alerian U.S. NextGen Infrastructure ETF
Russell 3000® Index
MSCI World Industrials Index
MSCI USA Infrastructure Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Clean Edge Smart Grid InfrastructureTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “GRID.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index.
Clean Edge, Inc. and Nasdaq, Inc. serve as index providers to the Index (the “Index Providers”). According to the Index Providers, the Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (11/16/09) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (11/16/09) to 3/31/24
Fund Performance
NAV	22.19%	18.63%	22.56%	12.71%	10.95%	176.48%	230.76%	344.85%
Market Price	22.59%	18.82%	22.61%	12.71%	10.96%	177.14%	230.95%	345.59%
Index Performance
Nasdaq Clean Edge Smart Grid InfrastructureTM Index	22.68%	19.61%	23.66%	13.59%	11.85%	189.16%	257.69%	399.87%
Russell 3000® Index	23.30%	29.29%	14.34%	12.33%	13.37%	95.39%	219.80%	506.67%
S&P Composite 1500® Industrials Index	25.59%	28.15%	13.65%	11.40%	13.43%	89.61%	194.38%	511.23%
MSCI World Industrials Index	24.70%	26.05%	11.25%	8.78%	10.10%	70.38%	131.93%	298.79%
(See Notes to Fund Performance Overview on page 36.)

Nasdaq®, Clean Edge®, and Nasdaq Clean Edge Smart Grid InfrastructureTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc. respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	55.9%
Information Technology	19.4
Utilities	18.7
Consumer Discretionary	6.0
Materials	0.0(1)
Total	100.0%

(1)	Amount is less than 0.1%.

Top Ten Holdings	% of Total Long-Term Investments
Eaton Corp. PLC	8.3%
National Grid PLC	7.8
ABB Ltd.	7.7
Schneider Electric SE	7.6
Johnson Controls International PLC	7.6
Quanta Services, Inc.	4.1
Hubbell, Inc.	3.9
Aptiv PLC	3.8
Samsung SDI Co., Ltd.	3.3
Enphase Energy, Inc.	2.8
Total	56.9%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,368
$38,094
$35,905
$33,389
$25,287
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
Nasdaq Clean Edge Smart Grid Infrastructure™ Index
Russell 3000® Index
S&P Composite 1500® Industrials Index
MSCI World Industrials Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Natural Resources Income ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the “Index”). The shares of the Fund are listed and traded on Nasdaq, Inc. under the ticker symbol “FTRI.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index.
The Index is owned, developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). According to the Index Provider, the Index is a free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (3/11/10) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (3/11/10) to 3/31/24
Fund Performance
NAV	7.18%	5.88%	8.28%	-0.25%	-1.73%	48.87%	-2.51%	-21.73%
Market Price	7.70%	5.97%	8.17%	-0.25%	-1.73%	48.06%	-2.46%	-21.75%
Index Performance
Indxx Global Natural Resources Income Index(1)	7.62%	7.33%	9.49%	N/A	N/A	57.35%	N/A	N/A
MSCI ACWI Materials Index	13.60%	8.43%	8.66%	5.70%	4.46%	51.47%	74.10%	84.55%
MSCI ACWI Index	20.07%	23.15%	10.90%	8.66%	9.11%	67.78%	129.36%	240.42%

(1)
Effective on the close of business December 18, 2015, the Fund’s underlying index changed from the ISE Global CopperTM Index to the Indxx
Global Natural Resources Income Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of June 1, 2015, it was not in existence for all the periods shown.

(See Notes to Fund Performance Overview on page 36.)

Indxx and Indxx Global Natural Resources Income Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Global Natural Resources Income ETF (FTRI) (Continued)

Sector Allocation	% of Total Long-Term Investments
Materials	41.2%
Energy	38.7
Consumer Staples	12.3
Industrials	6.3
Utilities	1.5
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Petroleo Brasileiro S.A., ADR	8.6%
Woodside Energy Group Ltd.	8.4
Archer-Daniels-Midland Co.	7.6
Agnico Eagle Mines Ltd.	6.8
Nutrien Ltd.	6.1
Ecopetrol S.A., ADR	4.8
Suzano S.A., ADR	3.8
Tyson Foods, Inc., Class A	3.8
CF Industries Holdings, Inc.	3.6
Gold Fields Ltd., ADR	3.3
Total	56.8%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024

$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,880
$18,261
$9,678
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Indxx Global Natural Resources Income ETF
MSCI ACWI Materials Index
MSCI ACWI Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust Indxx Global Agriculture ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Indxx Global Agriculture Index (the “Index”). The shares of the Fund are listed and traded on Nasdaq, Inc. under the ticker symbol “FTAG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index.
The Index is owned and is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). According to the Index Provider, the Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is composed of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (3/11/10) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (3/11/10) to 3/31/24
Fund Performance
NAV	-0.84%	-8.93%	4.33%	-6.83%	-10.36%	23.60%	-50.70%	-78.49%
Market Price	-0.57%	-8.75%	4.37%	-6.87%	-10.36%	23.86%	-50.90%	-78.51%
Index Performance
Indxx Global Agriculture Index(1)	-0.39%	-7.61%	5.54%	N/A	N/A	30.93%	N/A	N/A
MSCI ACWI Index	20.07%	23.15%	10.90%	8.66%	9.11%	67.78%	129.36%	240.42%
MSCI ACWI Materials Index	13.60%	8.43%	8.66%	5.70%	4.46%	51.47%	74.10%	84.55%

(1)
Effective on the close of business December 18, 2015, the Fund’s underlying index changed from the ISE Global PlatinumTM Index to the Indxx
Global Agriculture Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date, are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. Since the Fund’s new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods shown.

(See Notes to Fund Performance Overview on page 36.)

Indxx and Indxx Global Agriculture Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Global Agriculture ETF (FTAG) (Continued)

Sector Allocation	% of Total Long-Term Investments
Materials	49.8%
Industrials	31.8
Consumer Staples	6.6
Health Care	6.0
Consumer Discretionary	5.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Deere & Co.	10.7%
BASF SE	10.2
Corteva, Inc.	8.1
Bayer AG	6.0
Mahindra & Mahindra Ltd.	5.8
Nutrien Ltd.	4.5
Industries Qatar QSC	4.1
Kubota Corp.	3.8
CNH Industrial N.V.	3.3
Wilmar International Ltd.	3.3
Total	59.8%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,880
$18,261
$4,898
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Indxx Global Agriculture ETF
MSCI ACWI Index
MSCI ACWI Materials Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx NextG ETF (NXTG)
The First Trust Indxx NextG ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Indxx 5G & NextG Thematic IndexSM (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “NXTG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index.
The Index is owned, developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to track the performance of companies that have devoted, or have committed to devote, material resources to the research, development and application of fifth generation (5G) and next generation digital cellular technologies as they emerge.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (2/17/11) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (2/17/11) to 3/31/24
Fund Performance
NAV	17.47%	15.98%	11.97%	9.97%	9.10%	76.00%	158.72%	213.52%
Market Price	17.96%	16.33%	12.10%	10.05%	9.11%	77.03%	160.46%	213.87%
Index Performance
Indxx 5G & NextG Thematic IndexSM(1)(2)	17.79%	17.25%	N/A	N/A	N/A	N/A	N/A	N/A
MSCI ACWI Information Technology Index	31.56%	40.34%	21.71%	18.67%	16.48%	167.12%	453.67%	639.42%
MSCI ACWI Index	20.07%	23.15%	10.90%	8.66%	8.50%	67.78%	129.36%	191.58%

(1)
On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA SmartphoneTM Index to the Indxx 5G & NextG Thematic
IndexSM. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(See Notes to Fund Performance Overview on page 36.)

Indxx and Indxx 5G & NextG Thematic IndexSM (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx NextG ETF (NXTG) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	63.2%
Communication Services	25.9
Real Estate	5.6
Industrials	3.0
Consumer Discretionary	2.3
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
NVIDIA Corp.	2.3%
Micron Technology, Inc.	1.9
Broadcom, Inc.	1.7
Advanced Micro Devices, Inc.	1.7
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.6
Marvell Technology, Inc.	1.6
Arista Networks, Inc.	1.6
Prysmian S.p.A.	1.5
Juniper Networks, Inc.	1.5
NEC Corp.	1.5
Total	16.9%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024

$75,000
$50,000
$25,000
$0
$62,904
$28,564
$24,880
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Indxx NextG ETF
MSCI ACWI Information Technology Index
MSCI ACWI Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
The First Trust S-Network Future Vehicles & Technology ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the S-Network Electric & Future Vehicle Ecosystem Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “CARZ.” The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.
The Index is owned and is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). According to the Index Provider, to be eligible for inclusion in the Index, a company must be listed on a major recognized stock exchange and engaged in one of the following sectors: (a) electric and autonomous vehicle manufacturing; (b) enabling technologies; or (c) enabling materials.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (5/9/11) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (5/9/11) to 3/31/24
Fund Performance
NAV	15.41%	17.38%	14.55%	6.12%	7.24%	97.23%	81.18%	146.26%
Market Price	15.21%	17.41%	14.47%	6.07%	7.22%	96.51%	80.29%	145.62%
Index Performance
S-Network Electric & Future Vehicle Ecosystem Index(1)	15.63%	18.01%	N/A	N/A	N/A	N/A	N/A	N/A
MSCI ACWI Index	20.07%	23.15%	10.90%	8.66%	8.58%	67.78%	129.36%	189.10%

(1)
On January 26, 2022, the Fund’s underlying index changed from the Nasdaq Global AutoTM Index to the S-Network Electric & Future Vehicle
Ecosystem Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of May 11, 2021, it was not in existence for all the periods shown.

(See Notes to Fund Performance Overview on page 36.)

S-Network and S-Network Electric & Future Vehicle Ecosystem Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust S-Network Future Vehicles & Technology ETF (CARZ) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	58.1%
Consumer Discretionary	25.1
Industrials	7.4
Communication Services	4.9
Materials	4.5
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
NVIDIA Corp.	6.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5.6
Advanced Micro Devices, Inc.	5.1
Microsoft Corp.	4.6
Samsung Electronics Co., Ltd.	4.5
Alphabet, Inc., Class A	4.5
Intel Corp.	3.9
Apple, Inc.	3.9
Toyota Motor Corp.	3.8
Tesla, Inc.	3.2
Total	46.0%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024
$25,000
$20,000
$15,000
$10,000
$5,000
$24,880
$18,649
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust S-Network Future Vehicles & Technology ETF
MSCI ACWI Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Cloud Computing ETF (SKYY)
The First Trust Cloud Computing ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the ISE CTA Cloud ComputingTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “SKYY.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index.
The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to track the performance of companies involved in the cloud computing industry. To be eligible for inclusion in the Index, a security must be issued by a “cloud computing” company, as classified by the Consumer Technology Association (“CTA”). A cloud computing company is a company engaged in one or more of the following activities: Infrastructure-as-a-Service, Platform-as-a-Service or Software-as-a-Service. According to the Index Provider, in order to be eligible for inclusion in the Index, a security’s issuer must not be identified by the U.S. Securities and Exchange Commission as having used to audit its financial statements an accounting firm that has been identified by the Public Company Accounting Oversight Board (“PCAOB”) under the Holding Foreign Companies Accountable Act (“HFCAA”).

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (7/5/11) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (7/5/11) to 3/31/24
Fund Performance
NAV	26.01%	42.93%	11.03%	13.94%	13.36%	68.73%	268.93%	394.03%
Market Price	25.94%	42.90%	11.02%	13.94%	13.35%	68.64%	268.87%	393.77%
Index Performance
ISE CTA Cloud ComputingTM Index(1)	26.43%	43.86%	11.71%	14.57%	14.00%	73.98%	289.69%	430.51%
S&P 500® Index	23.48%	29.88%	15.05%	12.96%	13.52%	101.57%	238.26%	402.71%
S&P Composite 1500® Information Technology Index	31.66%	45.14%	24.92%	21.50%	20.07%	204.16%	601.06%	927.36%

(1)	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from “ISE Cloud ComputingTM Index” to “ISE CTA Cloud ComputingTM Index.”
(See Notes to Fund Performance Overview on page 36.)

Nasdaq® and ISE CTA Cloud ComputingTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Cloud Computing ETF (SKYY) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	87.2%
Communication Services	6.3
Consumer Discretionary	3.8
Industrials	1.3
Financials	0.7
Health Care	0.7
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Oracle Corp.	4.2%
Alphabet, Inc., Class A	4.1
Arista Networks, Inc.	3.9
International Business Machines Corp.	3.8
Amazon.com, Inc.	3.8
Microsoft Corp.	3.8
Pure Storage, Inc., Class A	3.7
Nutanix, Inc., Class A	3.6
Cisco Systems, Inc.	2.6
MongoDB, Inc.	2.5
Total	36.0%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024

$100,000
$75,000
$50,000
$25,000
$0
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
$80,784
$42,862
$40,448
$38,058
First Trust Cloud Computing ETF
ISE CTA Cloud Computing™ Index
S&P 500® Index
S&P Composite 1500® Information Technology Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust International Equity Opportunities ETF (FPXI)
First Trust International Equity Opportunities ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the IPOX® International Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FPXI.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index.
The Index is owned and is developed, maintained and sponsored by IPOX® Schuster LLC (the “Index Provider”). According to the Index Provider, the Index is a market-cap weighted portfolio measuring the performance of the top 50 companies domiciled outside the United States ranked quarterly by market capitalization in the IPOX® Global Composite Index (the “Base Index”) and represents, on average, 25% of the total market capitalization of the Base Index, a fully market capitalization-weighted index constructed and managed to provide a broad and objective view of global aftermarket performance of initial public offerings and spin-offs in all world countries (both developed and emerging market countries).

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (11/4/14) to 3/31/24	5 Years Ended 3/31/24	Inception (11/4/14) to 3/31/24
Fund Performance
NAV	20.48%	14.05%	6.56%	5.74%	37.36%	69.05%
Market Price	20.88%	14.40%	6.62%	5.75%	37.79%	69.14%
Index Performance
IPOX® International Index	20.98%	15.09%	7.52%	6.62%	43.72%	82.75%
MSCI ACWI ex USA Index	14.73%	13.09%	5.94%	4.78%	33.42%	55.10%
(See Notes to Fund Performance Overview on page 36.)

IPOX® and IPOX® International Index (“Index”) are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust International Equity Opportunities ETF (FPXI) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	18.5%
Consumer Discretionary	15.8
Information Technology	14.6
Health Care	13.3
Industrials	11.5
Communication Services	11.3
Materials	8.4
Utilities	2.3
Real Estate	2.2
Energy	2.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
ARM Holdings PLC, ADR	5.2%
PDD Holdings, Inc., ADR	5.0
NU Holdings Ltd., Class A	4.6
nVent Electric PLC	4.4
Novo Nordisk A/S, ADR	4.2
Spotify Technology S.A.	4.1
Wise PLC, Class A	4.0
Saudi Aramco Base Oil Co.	3.9
Daimler Truck Holding AG	3.7
New Oriental Education & Technology Group, Inc., ADR	3.6
Total	42.7%

Performance of a $10,000 Initial Investment
November 4, 2014 - March 31, 2024

$25,000
$20,000
$15,000
$10,000
$5,000
11/4/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
$18,275
$16,905
$15,510
First Trust International Equity Opportunities ETF
IPOX® International Index
MSCI ACWI ex USA Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Cybersecurity ETF (CIBR)
The First Trust Nasdaq Cybersecurity ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq CTA CybersecurityTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “CIBR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index.
The Index is owned by Nasdaq, Inc. (the “Index Provider”). The Index Provider and the Consumer Technology Association (“CTA”) have jointly developed the eligibility and selection criteria and rules for the Index. According to the Index Provider and CTA, the Index includes securities of companies classified as “cybersecurity” companies by the CTA. CTA gives the cybersecurity classification to those companies that meet one of three elements: (1) companies focused on developing technologies that are designed and implemented to protect computer and communication networks from attacks and outside unauthorized use; (2) companies involved in the deployment of technologies for cybersecurity industry use including government, private and public corporations, financial institutions and various other industries; or (3) companies focused on the protection of priority data from being accessed and exploited by unauthorized external parties.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (7/6/15) to 3/31/24	5 Years Ended 3/31/24	Inception (7/6/15) to 3/31/24
Fund Performance
NAV	24.40%	32.44%	15.76%	13.25%	107.85%	196.59%
Market Price	24.53%	32.58%	15.76%	13.25%	107.84%	196.67%
Index Performance
Nasdaq CTA CybersecurityTM Index	24.82%	33.66%	16.62%	14.08%	115.71%	215.88%
S&P 500® Index	23.48%	29.88%	15.05%	13.33%	101.57%	198.33%
S&P Composite 1500® Information Technology Index	31.66%	45.14%	24.92%	22.60%	204.16%	492.81%
(See Notes to Fund Performance Overview on page 36.)

Nasdaq® and Nasdaq CTA CybersecurityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Cybersecurity ETF (CIBR) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	87.2%
Industrials	12.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Cisco Systems, Inc.	6.4%
Broadcom, Inc.	6.3
Crowdstrike Holdings, Inc., Class A	6.2
Palo Alto Networks, Inc.	5.7
Infosys Ltd., ADR	5.6
Darktrace PLC	3.8
Thales S.A.	3.6
Gen Digital, Inc.	3.2
Tenable Holdings, Inc.	3.2
Leidos Holdings, Inc.	3.2
Total	47.2%

Performance of a $10,000 Initial Investment
July 6, 2015 - March 31, 2024

$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
7/6/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
$59,281
$31,588
$29,833
$29,659
First Trust Nasdaq Cybersecurity ETF
Nasdaq CTA Cybersecurity™ Index
S&P 500® Index
S&P Composite 1500® Information Technology Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
The First Trust IPOX® Europe Equity Opportunities ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the IPOX®-100 Europe Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FPXE.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is owned, developed, maintained and sponsored by IPOX® Schuster LLC (the “Index Provider”). According to the Index Provider, the Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings (“IPOs”) (including spin-offs and equity carve-outs) of companies that are economically tied to Europe.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (10/4/18) to 3/31/24	5 Years Ended 3/31/24	Inception (10/4/18) to 3/31/24
Fund Performance
NAV	23.10%	18.77%	7.59%	6.33%	44.13%	40.03%
Market Price	23.51%	18.87%	7.50%	6.29%	43.55%	39.75%
Index Performance
IPOX®-100 Europe Index	23.66%	20.24%	8.84%	7.56%	52.72%	49.19%
MSCI Europe Index	16.86%	14.11%	7.96%	6.90%	46.66%	44.24%
(See Notes to Fund Performance Overview on page 36.)

IPOX® and IPOX®-100 Europe Index (“Index”) are registered international trademarks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.

Fund Performance Overview (Unaudited) (Continued)
First Trust IPOX® Europe Equity Opportunities ETF (FPXE) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	25.4%
Health Care	18.6
Information Technology	13.1
Financials	10.9
Consumer Discretionary	9.7
Communication Services	9.4
Energy	5.0
Materials	3.4
Consumer Staples	1.9
Utilities	1.8
Real Estate	0.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
nVent Electric PLC	8.2%
ARM Holdings PLC, ADR	6.1
Daimler Truck Holding AG	3.9
Nordnet AB publ	3.3
Novo Nordisk A/S, Class B	3.3
GSK PLC	3.1
Spotify Technology S.A.	3.1
Monday.com Ltd.	3.1
Universal Music Group N.V.	2.6
InPost S.A.	2.5
Total	39.2%

Performance of a $10,000 Initial Investment
October 4, 2018 - March 31, 2024
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$14,919
$14,424
$14,003
10/4/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®-100 Europe Index
MSCI Europe Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dow Jones International Internet ETF (FDNI)
The First Trust Dow Jones International Internet ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dow Jones International Internet Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FDNI.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (the “Index Provider”). According to the Index Provider, the Index is designed to measure the performance of securities of non-U.S. issuers whose primary business focus is Internet-related.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (11/5/18) to 3/31/24	5 Years Ended 3/31/24	Inception (11/5/18) to 3/31/24
Fund Performance
NAV	9.25%	-5.56%	1.43%	3.60%	7.34%	21.02%
Market Price	10.31%	-3.74%	1.41%	3.59%	7.26%	20.99%
Index Performance
Dow Jones International Internet Index	9.75%	-4.97%	2.15%	4.35%	11.21%	25.87%
MSCI ACWI ex-USA Information Technology Index	32.74%	28.62%	15.25%	15.81%	103.34%	120.88%
MSCI ACWI ex-USA Index	14.73%	13.09%	5.94%	6.37%	33.42%	39.60%
(See Notes to Fund Performance Overview on page 36.)

Dow Jones International Internet Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dow Jones International Internet ETF (FDNI) (Continued)

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	44.4%
Communication Services	36.5
Information Technology	13.9
Financials	4.6
Health Care	0.6
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Tencent Holdings Ltd.	10.9%
Shopify, Inc., Class A	9.8
Alibaba Group Holding Ltd.	9.6
PDD Holdings, Inc., ADR	8.4
Prosus N.V.	5.0
Meituan, Class B	4.9
Adyen N.V.	4.6
Spotify Technology S.A.	4.0
NetEase, Inc.	3.8
Flutter Entertainment PLC	3.7
Total	64.7%

Performance of a $10,000 Initial Investment
November 5, 2018 - March 31, 2024
$25,000
$20,000
$15,000
$10,000
$5,000
11/5/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
$22,088
$13,960
$12,587
$12,102
First Trust Dow Jones International Internet ETF
Dow Jones International Internet Index
MSCI ACWI ex-USA Information Technology Index
MSCI ACWI ex-USA Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
The First Trust Bloomberg Emerging Market Democracies ETF (the “Fund”) seeks investment results that correspond generally to the price and yield, before fees and expenses, of an equity index called the Bloomberg Emerging Market Democracies Index (the “Index”). The shares of the Fund are listed and trade on NYSE Arca, Inc. under the ticker symbol “EMDM.” The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Index is owned and was developed and sponsored by Bloomberg Index Services Limited (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Fund’s investment advisor or the Fund’s distributor. According to the Index Provider, the Index is constructed to track the performance of companies within emerging market countries, as determined by the Index Provider, that meet minimum political rights and civil liberties standards to qualify as Electoral Democracies according to Freedom House, a non-profit, majority U.S. government funded organization in Washington D.C., that conducts research and advocacy on democracy, political freedom, and human rights. According to the Index Provider, to be eligible for inclusion in the Index, a security must be a constituent of the Bloomberg Emerging Markets Large & Mid Cap universe, meet the market capitalization and liquidity standards of the Index and belong to a country that is classified as an Electoral Democracy according to data from Freedom House.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	Inception (3/2/23) to 3/31/24	Inception (3/2/23) to 3/31/24
Fund Performance
NAV	15.91%	15.24%	15.53%	16.86%
Market Price	16.26%	15.36%	16.23%	17.63%
Index Performance
Bloomberg Emerging Market Democracies Index	16.75%	17.53%	17.68%	19.21%
MSCI Emerging Markets Index	10.12%	7.86%	8.59%	9.30%
(See Notes to Fund Performance Overview on page 36.)

“Bloomberg®” and Bloomberg Emerging Market Democracies Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

Fund Performance Overview (Unaudited) (Continued)
First Trust Bloomberg Emerging Market Democracies ETF (EMDM) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	26.7%
Financials	22.6
Materials	13.3
Energy	7.7
Consumer Discretionary	7.2
Consumer Staples	6.9
Industrials	6.6
Communication Services	5.8
Utilities	2.3
Health Care	0.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Samsung Electronics Co., Ltd.	8.3
Naspers Ltd., Class N	4.5
Grupo Mexico S.A.B. de C.V.	3.7
Petroleo Brasileiro S.A.	3.3
Grupo Financiero Banorte S.A.B. de C.V., Class O	3.0
Fomento Economico Mexicano S.A.B. de C.V.	2.8
America Movil S.A.B. de C.V.	2.8
ORLEN S.A.	2.6
Gold Fields Ltd.	2.5
Total	44.4%

Performance of a $10,000 Initial Investment
March 2, 2023 - March 31, 2024
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,921
$11,686
$10,930
3/2/23
3/31/23
9/30/23
3/31/24
First Trust Bloomberg Emerging Market Democracies ETF
Bloomberg Emerging Market Democracies Index
MSCI Emerging Markets Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund II
Understanding Your Fund Expenses
March 31, 2024 (Unaudited)
As a shareholder of First Trust STOXX® European Select Dividend Index Fund, First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Alerian U.S. NextGen Infrastructure ETF, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles & Technology ETF, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust IPOX® Europe Equity Opportunities ETF, First Trust Dow Jones International Internet ETF or First Trust Bloomberg Emerging Market Democracies ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust STOXX® European Select Dividend Index Fund (FDD)
Actual	$1,000.00	$1,103.00	0.59%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	0.59%	$2.98
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Actual	$1,000.00	$1,100.20	0.60%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Actual	$1,000.00	$1,124.90	0.57%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.57%	$2.88
First Trust Global Wind Energy ETF (FAN)
Actual	$1,000.00	$1,063.90	0.60%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Actual	$1,000.00	$1,237.10	0.65%	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29

First Trust Exchange-Traded Fund II
Understanding Your Fund Expenses (Continued)
March 31, 2024 (Unaudited)
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Actual	$1,000.00	$1,221.90	0.58%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
First Trust Indxx Global Natural Resources Income ETF (FTRI)
Actual	$1,000.00	$1,071.80	0.70%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54
First Trust Indxx Global Agriculture ETF (FTAG)
Actual	$1,000.00	$991.60	0.70%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54
First Trust Indxx NextG ETF (NXTG)
Actual	$1,000.00	$1,174.70	0.70%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Actual	$1,000.00	$1,154.10	0.70%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54
First Trust Cloud Computing ETF (SKYY)
Actual	$1,000.00	$1,260.10	0.60%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust International Equity Opportunities ETF (FPXI)
Actual	$1,000.00	$1,204.80	0.70%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54
First Trust Nasdaq Cybersecurity ETF (CIBR)
Actual	$1,000.00	$1,244.00	0.59%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	0.59%	$2.98
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Actual	$1,000.00	$1,231.00	0.70%	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54
First Trust Dow Jones International Internet ETF (FDNI)
Actual	$1,000.00	$1,092.50	0.65%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Actual	$1,000.00	$1,159.10	0.75%	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79

(a)	These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(October 1, 2023 through March 31, 2024), multiplied by 183/366 (to reflect the six-month period).

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.5%
	Belgium — 3.4%
118,978	Ageas S.A./N.V. (EUR)	$5,509,203
	Denmark — 5.0%
2,559	AP Moller - Maersk A/S, Class A (DKK)	3,270,069
92,819	Sydbank A/S (DKK)	4,790,069
		8,060,138
	France — 13.4%
84,341	BNP Paribas S.A. (EUR)	5,992,705
314,368	Credit Agricole S.A. (EUR)	4,685,793
383,101	Orange S.A. (EUR)	4,500,117
185,153	Rubis SCA (EUR)	6,539,911
		21,718,526
	Germany — 14.5%
12,345	Allianz SE (EUR)	3,699,864
49,222	Bayerische Motoren Werke AG (Preference Shares) (EUR)	5,278,470
339,229	K+S AG (EUR)	5,292,047
57,857	Mercedes-Benz Group AG (EUR)	4,607,163
34,904	Volkswagen AG (Preference Shares) (EUR)	4,625,700
		23,503,244
	Italy — 5.4%
376,718	Poste Italiane S.p.A. (EUR) (c) (d)	4,716,545
852,933	Snam S.p.A. (EUR)	4,026,750
		8,743,295
	Netherlands — 16.2%
456,411	ABN AMRO Bank N.V. (EUR) (c) (d)	7,804,549
107,131	ASR Nederland N.V. (EUR)	5,246,114
438,606	ING Groep N.V. (EUR)	7,214,279
128,516	NN Group N.V. (EUR)	5,936,990
		26,201,932
	Norway — 3.7%
239,425	Aker BP ASA (NOK)	5,950,063
	Poland — 3.9%
392,518	ORLEN S.A. (PLN)	6,395,381
	Spain — 2.6%
226,890	Endesa S.A. (EUR)	4,201,667
	Sweden — 2.9%
565,423	Tele2 AB, Class B (SEK)	4,643,188
	Switzerland — 4.1%
39,433	Holcim AG (CHF)	3,570,548
5,704	Zurich Insurance Group AG (CHF)	3,075,739
		6,646,287
Shares	Description	Value

	United Kingdom — 23.4%
897,522	HSBC Holdings PLC (GBP)	$7,012,068
622,433	IG Group Holdings PLC (GBP)	5,734,899
2,238,756	Legal & General Group PLC (GBP)	7,188,433
1,918,248	NatWest Group PLC (GBP)	6,428,056
91,279	Rio Tinto PLC (GBP)	5,779,966
3,361,935	Taylor Wimpey PLC (GBP)	5,815,388
		37,958,810

	Total Investments — 98.5%	159,531,734
	(Cost $153,646,991)
	Net Other Assets and Liabilities — 1.5%	2,500,182
	Net Assets — 100.0%	$162,031,916

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona

Currency Exposure Diversification	% of Total Investments
EUR	56.3%
GBP	23.8
DKK	5.1
CHF	4.2
PLN	4.0
NOK	3.7
SEK	2.9
Total	100.0%
See Notes to Financial Statements

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 159,531,734	$ 159,531,734	$ —	$ —

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Belgium — 1.5%
9,470	Warehouses De Pauw C.V.A. (EUR)	$270,335
	Canada — 0.9%
16,344	Dream Industrial Real Estate Investment Trust (CAD)	159,030
	Cayman Islands — 0.9%
156,166	ESR Group Ltd. (HKD) (c) (d)	167,002
	Japan — 6.3%
255	Daiwa House REIT Investment Corp. (JPY)	435,612
386	GLP J-REIT (JPY)	323,324
219	Nippon Prologis REIT, Inc. (JPY)	390,028
		1,148,964
	Singapore — 5.7%
297,964	Frasers Logistics & Commercial Trust (SGD) (d)	233,913
290,200	Keppel DC REIT (SGD)	371,817
410,377	Mapletree Logistics Trust (SGD)	443,733
		1,049,463
	United Kingdom — 7.1%
89,996	LondonMetric Property PLC (GBP)	230,811
70,084	Segro PLC (GBP)	799,469
138,118	Tritax Big Box REIT PLC (GBP)	274,040
		1,304,320
	United States — 76.9%
6,020	American Tower Corp.	1,189,492
29,297	Americold Realty Trust, Inc.	730,081
11,090	Crown Castle, Inc.	1,173,655
9,330	Digital Realty Trust, Inc.	1,343,893
43,539	DigitalBridge Group, Inc.	838,997
4,312	EastGroup Properties, Inc.	775,168
1,560	Equinix, Inc.	1,287,515
14,701	First Industrial Realty Trust, Inc.	772,391
74,424	LXP Industrial Trust	671,304
9,419	Plymouth Industrial REIT, Inc.	211,928
9,520	Prologis, Inc.	1,239,694
15,885	Rexford Industrial Realty, Inc.	799,016
5,223	SBA Communications Corp.	1,131,824
20,230	STAG Industrial, Inc.	777,641
12,373	Terreno Realty Corp.	821,567
57,608	Uniti Group, Inc.	339,887
		14,104,053
	Total Common Stocks	18,203,167
	(Cost $17,182,330)
Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
82,866	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (e)	$82,866
	(Cost $82,866)

	Total Investments — 99.7%	18,286,033
	(Cost $17,265,196)
	Net Other Assets and Liabilities — 0.3%	46,816
	Net Assets — 100.0%	$18,332,849

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	77.6%
GBP	7.1
JPY	6.3
SGD	5.7
EUR	1.5
HKD	0.9
CAD	0.9
Total	100.0%
See Notes to Financial Statements

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,203,167	$ 18,203,167	$ —	$ —
Money Market Funds	82,866	82,866	—	—
Total Investments	$18,286,033	$18,286,033	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.6%
	Australia — 4.3%
1,402,235	Bank of Queensland Ltd. (AUD)	$5,774,989
333,639	Fortescue Ltd. (AUD)	5,587,574
1,159,767	Harvey Norman Holdings Ltd. (AUD)	3,892,165
1,068,467	IGO Ltd. (AUD)	4,922,592
340,531	Super Retail Group Ltd. (AUD)	3,572,694
		23,750,014
	Austria — 1.1%
126,863	OMV AG (EUR)	6,002,968
	Belgium — 1.2%
142,330	Ageas S.A./N.V. (EUR)	6,590,503
	Bermuda — 0.8%
715,504	CK Infrastructure Holdings Ltd. (HKD)	4,186,853
	Canada — 14.2%
2,097,870	B2Gold Corp. (CAD)	5,498,090
106,457	Bank of Nova Scotia (The) (CAD)	5,506,952
162,456	BCE, Inc. (CAD)	5,520,542
1,472,004	Birchcliff Energy Ltd. (CAD)	5,803,035
96,543	Canadian Imperial Bank of Commerce (CAD)	4,894,325
204,986	Canadian Utilities Ltd., Class A (CAD)	4,668,575
131,857	Great-West Lifeco, Inc. (CAD)	4,216,932
188,104	IGM Financial, Inc. (CAD)	4,850,668
284,908	Labrador Iron Ore Royalty Corp. (CAD)	6,074,448
271,207	Laurentian Bank of Canada (CAD)	5,610,144
155,513	Manulife Financial Corp. (CAD)	3,883,950
724,196	Peyto Exploration & Development Corp. (CAD)	7,982,168
146,966	Power Corp. of Canada (CAD)	4,120,755
140,756	TC Energy Corp. (CAD)	5,657,050
277,381	TELUS Corp. (CAD)	4,437,523
		78,725,157
	Cayman Islands — 0.9%
996,396	CK Hutchison Holdings Ltd. (HKD)	4,812,093
	Denmark — 2.3%
2,613	AP Moller - Maersk A/S, Class A (DKK)	3,339,074
234,107	D/S Norden A/S (DKK)	9,528,368
		12,867,442
	Finland — 1.4%
633,140	Fortum Oyj (EUR)	7,817,682
Shares	Description	Value

	France — 2.1%
1,051,803	ALD S.A. (EUR) (c) (d)	$7,432,555
59,069	TotalEnergies SE (EUR)	4,044,740
		11,477,295
	Germany — 9.0%
13,177	Allianz SE (EUR)	3,949,219
110,300	BASF SE (EUR)	6,298,539
60,360	Bayerische Motoren Werke AG (Preference Shares) (EUR)	6,472,887
203,660	Freenet AG (EUR)	5,730,279
106,514	Hapag-Lloyd AG (EUR) (c) (d)	16,053,345
74,642	Mercedes-Benz Group AG (EUR)	5,943,755
41,286	Volkswagen AG (Preference Shares) (EUR)	5,471,483
		49,919,507
	Hong Kong — 5.9%
2,122,906	BOC Hong Kong Holdings Ltd. (HKD)	5,682,311
2,186,512	Henderson Land Development Co., Ltd. (HKD)	6,229,697
3,104,737	New World Development Co., Ltd. (HKD)	3,276,537
14,115,111	PCCW Ltd. (HKD)	6,979,198
5,089,400	Sino Land Co., Ltd. (HKD)	5,286,489
2,468,210	Swire Properties Ltd. (HKD)	5,184,348
		32,638,580
	Israel — 0.8%
835,058	ICL Group Ltd. (ILS)	4,415,064
	Italy — 3.4%
2,300,598	A2A S.p.A. (EUR)	4,153,640
131,421	Azimut Holding S.p.A. (EUR)	3,570,121
328,415	Eni S.p.A. (EUR)	5,189,957
455,481	Poste Italiane S.p.A. (EUR) (c) (d)	5,702,665
		18,616,383
	Japan — 0.7%
149,370	Japan Tobacco, Inc. (JPY)	3,974,517
	Jersey — 0.8%
127,689	Janus Henderson Group PLC	4,199,691
	Luxembourg — 1.9%
165,147	APERAM S.A. (EUR)	5,218,582
783,412	B&M European Value Retail S.A. (GBP)	5,396,772
		10,615,354
	Netherlands — 3.9%
106,094	ASR Nederland N.V. (EUR)	5,195,334
39,846	LyondellBasell Industries N.V., Class A	4,075,449
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
144,636	NN Group N.V. (EUR)	$6,681,677
338,200	SBM Offshore N.V. (EUR)	5,396,401
		21,348,861
	New Zealand — 0.8%
1,507,190	Spark New Zealand Ltd. (NZD)	4,290,743
	South Korea — 10.2%
884,012	BNK Financial Group, Inc. (KRW)	5,240,049
56,746	DB Insurance Co., Ltd. (KRW)	4,059,157
676,414	DGB Financial Group, Inc. (KRW)	4,371,255
112,610	Hana Financial Group, Inc. (KRW)	4,926,818
46,416	Hyundai Motor Co. (Preference Shares) (KRW)	5,406,149
526,560	Industrial Bank of Korea (KRW)	5,456,276
74,417	KB Financial Group, Inc. (KRW)	3,885,991
63,779	KT&G Corp. (KRW)	4,439,066
640,840	LG Uplus Corp. (KRW)	4,783,987
18,552	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	4,258,175
135,237	Samsung Securities Co., Ltd. (KRW)	4,088,502
478,925	Woori Financial Group, Inc. (KRW)	5,190,355
		56,105,780
	Spain — 9.8%
100,151	ACS Actividades de Construccion y Servicios S.A. (EUR)	4,190,111
959,526	Bankinter S.A. (EUR)	7,020,644
1,684,751	CaixaBank S.A. (EUR)	8,166,474
196,257	Cia de Distribucion Integral Logista Holdings S.A. (EUR)	5,483,873
372,395	Enagas S.A. (EUR)	5,530,221
2,701,667	Mapfre S.A. (EUR)	6,826,234
197,652	Naturgy Energy Group S.A. (EUR)	4,286,074
332,149	Redeia Corp. S.A. (EUR)	5,663,565
1,562,375	Telefonica S.A. (EUR)	6,892,310
		54,059,506
	Sweden — 1.2%
2,655,947	Telia Co., AB (SEK)	6,806,112
	Switzerland — 2.2%
26,185	Helvetia Holding AG (CHF)	3,609,021
35,681	Swiss Re AG (CHF)	4,587,472
7,824	Zurich Insurance Group AG (CHF)	4,218,896
		12,415,389
Shares	Description	Value

	United Kingdom — 7.1%
3,504,112	abrdn PLC (GBP)	$6,240,442
254,200	British American Tobacco PLC (GBP)	7,719,364
560,038	IG Group Holdings PLC (GBP)	5,160,012
2,079,586	Legal & General Group PLC (GBP)	6,677,353
1,273,228	Phoenix Group Holdings PLC (GBP)	8,880,295
70,613	Rio Tinto PLC (GBP)	4,471,354
		39,148,820
	United States — 12.6%
183,069	Altria Group, Inc.	7,985,470
296,642	AT&T, Inc.	5,220,899
211,387	First Interstate BancSystem, Inc., Class A	5,751,840
199,063	Kohl’s Corp.	5,802,686
104,479	Lazard, Inc.	4,374,536
460,711	Northwest Bancshares, Inc.	5,367,283
141,045	OneMain Holdings, Inc.	7,205,989
34,517	Prudential Financial, Inc.	4,052,296
301,944	Sitio Royalties Corp., Class A	7,464,056
103,673	Universal Corp.	5,361,967
126,010	Verizon Communications, Inc.	5,287,380
430,208	Western Union (The) Co.	6,014,308
		69,888,710
	Total Common Stocks	544,673,024
	(Cost $554,611,295)
MONEY MARKET FUNDS — 0.0%
178,294	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (e)	178,294
	(Cost $178,294)

	Total Investments — 98.6%	544,851,318
	(Cost $554,789,589)
	Net Other Assets and Liabilities — 1.4%	7,677,089
	Net Assets — 100.0%	$552,528,407

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NZD	– New Zealand Dollar
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	32.5%
CAD	14.4
USD	14.3
KRW	10.3
GBP	8.2
HKD	7.6
AUD	4.4
DKK	2.4
CHF	2.3
SEK	1.3
ILS	0.8
NZD	0.8
JPY	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 544,673,024	$ 544,673,024	$ —	$ —
Money Market Funds	178,294	178,294	—	—
Total Investments	$544,851,318	$544,851,318	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Bermuda — 0.7%
18,107,953	Concord New Energy Group Ltd. (HKD)	$1,434,403
	Brazil — 0.8%
761,822	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A. (BRL) (c)	85,062
725,615	Serena Energia S.A. (BRL) (c)	1,361,414
		1,446,476
	Canada — 11.5%
271,408	Boralex, Inc., Class A (CAD) (d)	5,734,522
508,075	Innergex Renewable Energy, Inc. (CAD)	2,996,950
792,120	Northland Power, Inc. (CAD) (d)	12,941,284
		21,672,756
	Cayman Islands — 0.1%
1,422,414	China High Speed Transmission Equipment Group Co., Ltd. (HKD) (c)	139,935
	China — 5.3%
6,838,291	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	1,406,642
9,859,308	China Longyuan Power Group Corp., Ltd., Class H (HKD)	6,902,990
1,873,442	China Suntien Green Energy Corp., Ltd., Class H (HKD)	708,504
2,403,499	Goldwind Science & Technology Co., Ltd. (HKD)	890,537
		9,908,673
	Denmark — 17.7%
806,874	Cadeler A/S (NOK) (c) (d)	3,946,484
262,815	Orsted A/S (DKK) (c) (e) (f)	14,612,132
529,491	Vestas Wind Systems A/S (DKK) (c)	14,780,732
		33,339,348
	France — 3.4%
229,746	Engie S.A. (EUR)	3,844,343
87,815	Neoen S.A. (EUR) (e) (f)	2,485,965
		6,330,308
	Germany — 10.2%
136,701	Encavis AG (EUR) (c)	2,485,781
21,295	Energiekontor AG (EUR)	1,472,645
389,376	Nordex SE (EUR) (c) (d)	5,108,168
104,666	PNE AG (EUR) (d)	1,513,118
109,952	RWE AG (EUR)	3,731,851
56,775	SGL Carbon SE (EUR) (c) (d)	426,007
239,952	Siemens Energy AG (EUR) (c)	4,402,136
		19,139,706
Shares	Description	Value

	Greece — 1.7%
165,133	Terna Energy S.A. (EUR)	$3,210,341
	Israel — 0.6%
68,988	Enlight Renewable Energy Ltd. (ILS) (c)	1,154,475
	Italy — 6.4%
579,383	Enel S.p.A. (EUR)	3,824,799
172,811	ERG S.p.A. (EUR)	4,340,270
74,018	Prysmian S.p.A. (EUR)	3,864,163
		12,029,232
	Japan — 4.1%
43,600	Hitachi Ltd. (JPY)	3,961,672
799,510	Toray Industries, Inc. (JPY)	3,832,240
		7,793,912
	Norway — 0.7%
707,842	Aker Horizons ASA (NOK) (c) (d)	202,119
55,503	Bonheur ASA (NOK)	1,224,425
		1,426,544
	South Korea — 1.6%
44,907	CS Bearing Co., Ltd. (KRW) (c)	280,533
68,136	CS Wind Corp. (KRW)	2,631,809
32,340	Dongkuk Structures & Construction Co., Ltd. (KRW) (c)	74,349
		2,986,691
	Spain — 10.5%
27,941	Acciona S.A. (EUR)	3,401,778
922,661	EDP Renovaveis S.A. (EUR)	12,487,493
320,952	Iberdrola S.A. (EUR)	3,980,261
		19,869,532
	Sweden — 3.2%
595,223	Orron Energy AB (SEK) (c) (d)	395,703
457,238	OX2 AB (SEK) (c) (d)	2,110,198
169,029	SKF AB, Class B (SEK) (d)	3,450,377
		5,956,278
	Switzerland — 1.8%
22,113	BKW AG (CHF)	3,393,513
	Taiwan — 2.2%
607,264	Century Iron & Steel Industrial Co., Ltd. (TWD)	4,193,458
	United Kingdom — 0.9%
284,866	ReNew Energy Global PLC, Class A (c)	1,709,196
	United States — 16.2%
77,247	Alliant Energy Corp.	3,893,249
38,448	American Superconductor Corp. (c)	519,433
44,440	Arcosa, Inc.	3,815,618
82,999	Clearway Energy, Inc., Class C	1,913,127
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States (Continued)
23,510	General Electric Co.	$4,126,710
49,537	Hexcel Corp.	3,608,771
66,833	NextEra Energy, Inc.	4,271,297
24,626	Owens Corning	4,107,617
43,916	Timken (The) Co.	3,839,576
137,974	TPI Composites, Inc. (c) (d)	401,504
		30,496,902
	Total Common Stocks	187,631,679
	(Cost $243,083,614)
MONEY MARKET FUNDS — 0.0%
63,557	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (g)	63,557
	(Cost $63,557)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 13.1%
$12,029,555	Bank of America Corp., 5.32% (g), dated 03/28/24, due 04/01/24, with a maturity value of $12,036,666. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.50%, due 10/15/26 to 08/15/35. The value of the collateral including accrued interest is $12,270,146. (h)	12,029,555
12,520,558	JPMorgan Chase & Co., 5.32% (g), dated 03/28/24, due 04/01/24, with a maturity value of $12,527,959. Collateralized by U.S. Treasury Securities, interest rates of 0.25% to 5.00%, due 07/31/24 to 06/30/28. The value of the collateral including accrued interest is $12,770,969. (h)	12,520,558
	Total Repurchase Agreements	24,550,113
	(Cost $24,550,113)

	Total Investments — 112.7%	212,245,349
	(Cost $267,697,284)
	Net Other Assets and Liabilities — (12.7)%	(23,950,246)
	Net Assets — 100.0%	$188,295,103

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $22,879,153 and the total value of the collateral held by the Fund is $24,550,113.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of March 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	28.5%
USD	26.8
DKK	13.9
CAD	10.2
HKD	5.4
JPY	3.7
SEK	2.8
NOK	2.5
TWD	2.0
CHF	1.6
KRW	1.4
BRL	0.7
ILS	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 187,631,679	$ 187,631,679	$ —	$ —
Money Market Funds	63,557	63,557	—	—
Repurchase Agreements	24,550,113	—	24,550,113	—
Total Investments	$212,245,349	$187,695,236	$24,550,113	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$22,879,153
Non-cash Collateral(2)	(22,879,153)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$24,550,113
Non-cash Collateral(4)	(24,550,113)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Building Products — 10.5%
651	Advanced Drainage Systems, Inc.	$112,128
694	Allegion PLC	93,489
501	Builders FirstSource, Inc. (a)	104,484
274	Carlisle Cos., Inc.	107,367
1,472	Carrier Global Corp.	85,567
1,449	Johnson Controls International PLC	94,649
190	Lennox International, Inc.	92,864
1,229	Masco Corp.	96,943
557	Owens Corning	92,908
340	Trane Technologies PLC	102,068
		982,467
	Construction & Engineering — 2.2%
935	AECOM	91,705
414	Quanta Services, Inc.	107,557
		199,262
	Construction Materials — 2.2%
168	Martin Marietta Materials, Inc.	103,142
373	Vulcan Materials Co.	101,799
		204,941
	Electric Utilities — 15.3%
1,671	Alliant Energy Corp.	84,218
1,041	American Electric Power Co., Inc.	89,630
742	Constellation Energy Corp.	137,159
862	Duke Energy Corp.	83,364
1,176	Edison International	83,179
817	Entergy Corp.	86,341
1,569	Evergy, Inc.	83,753
1,466	Eversource Energy	87,623
2,312	Exelon Corp.	86,862
2,202	FirstEnergy Corp.	85,041
1,379	NextEra Energy, Inc.	88,132
1,658	NRG Energy, Inc.	112,230
4,765	PG&E Corp.	79,861
3,099	PPL Corp.	85,315
1,186	Southern (The) Co.	85,084
1,373	Xcel Energy, Inc.	73,799
		1,431,591
	Electrical Equipment — 6.7%
511	AMETEK, Inc.	93,462
344	Eaton Corp. PLC	107,562
883	Emerson Electric Co.	100,150
255	Hubbell, Inc.	105,838
Shares	Description	Value

	Electrical Equipment (Continued)
274	Rockwell Automation, Inc.	$79,824
1,674	Vertiv Holdings Co., Class A	136,715
		623,551
	Energy Equipment & Services — 3.0%
2,686	Baker Hughes Co.	89,981
2,449	Halliburton Co.	96,539
1,716	Schlumberger N.V.	94,054
		280,574
	Gas Utilities — 0.9%
726	Atmos Energy Corp.	86,300
	Ground Transportation — 2.9%
2,422	CSX Corp.	89,784
369	Norfolk Southern Corp.	94,047
354	Union Pacific Corp.	87,059
		270,890
	Independent Power and Renewable Electricity Producers — 2.5%
4,644	AES (The) Corp.	83,267
2,154	Vistra Corp.	150,026
		233,293
	Industrial Conglomerates — 3.0%
769	3M Co.	81,568
645	General Electric Co.	113,217
415	Honeywell International, Inc.	85,178
		279,963
	IT Services — 7.2%
714	Akamai Technologies, Inc. (a)	77,655
1,036	Cloudflare, Inc., Class A (a)	100,316
801	GoDaddy, Inc., Class A (a)	95,063
213	MongoDB, Inc. (a)	76,390
999	Okta, Inc. (a)	104,515
428	Snowflake, Inc., Class A (a)	69,165
1,166	Twilio, Inc., Class A (a)	71,301
411	VeriSign, Inc. (a)	77,888
		672,293
	Machinery — 18.8%
287	Caterpillar, Inc.	105,165
352	Cummins, Inc.	103,717
568	Dover Corp.	100,644
1,167	Fortive Corp.	100,385
996	Graco, Inc.	93,086
401	IDEX Corp.	97,852
330	Illinois Tool Works, Inc.	88,549
1,078	Ingersoll Rand, Inc.	102,356
398	Lincoln Electric Holdings, Inc.	101,665
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
334	Nordson Corp.	$91,696
972	Otis Worldwide Corp.	96,491
885	PACCAR, Inc.	109,643
181	Parker-Hannifin Corp.	100,598
1,171	Pentair PLC	100,050
295	Snap-on, Inc.	87,385
864	Stanley Black & Decker, Inc.	84,612
659	Westinghouse Air Brake Technologies Corp.	96,003
750	Xylem, Inc.	96,930
		1,756,827
	Metals & Mining — 5.1%
2,041	Freeport-McMoRan, Inc.	95,968
498	Nucor Corp.	98,554
298	Reliance, Inc.	99,586
740	Steel Dynamics, Inc.	109,690
1,754	United States Steel Corp.	71,528
		475,326
	Multi-Utilities — 9.2%
1,160	Ameren Corp.	85,794
2,953	CenterPoint Energy, Inc.	84,131
1,452	CMS Energy Corp.	87,614
918	Consolidated Edison, Inc.	83,363
1,777	Dominion Energy, Inc.	87,411
775	DTE Energy Co.	86,908
3,159	NiSource, Inc.	87,378
1,388	Public Service Enterprise Group, Inc.	92,691
1,119	Sempra	80,378
1,020	WEC Energy Group, Inc.	83,762
		859,430
	Oil, Gas & Consumable Fuels — 5.1%
508	Cheniere Energy, Inc.	81,930
4,693	Kinder Morgan, Inc.	86,070
1,194	ONEOK, Inc.	95,723
1,006	Targa Resources Corp.	112,662
2,407	Williams (The) Cos., Inc.	93,801
		470,186
	Specialized REITs — 4.4%
403	American Tower Corp.	79,629
743	Crown Castle, Inc.	78,632
625	Digital Realty Trust, Inc.	90,025
105	Equinix, Inc.	86,659
350	SBA Communications Corp.	75,845
		410,790
Shares	Description	Value

	Water Utilities — 0.8%
637	American Water Works Co., Inc.	$77,848
	Total Common Stocks	9,315,532
	(Cost $7,438,247)
WARRANTS (b) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 8/31/30 (EUR) (a) (c) (d) (e)	3
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
12,315	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (f)	12,315
	(Cost $12,315)

	Total Investments — 99.9%	9,327,850
	(Cost $7,450,562)
	Net Other Assets and Liabilities — 0.1%	9,568
	Net Assets — 100.0%	$9,337,418

(a)	Non-income producing security.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $3 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,315,532	$ 9,315,532	$ —	$ —
Warrants*	3	—	—	3
Money Market Funds	12,315	12,315	—	—
Total Investments	$9,327,850	$9,327,847	$—	$3

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Austria — 0.1%
9,093	Verbund AG (EUR) (c)	$664,628
	Belgium — 0.7%
61,430	Elia Group S.A./N.V. (EUR)	6,627,396
	Brazil — 3.2%
553,554	Alupar Investimento S.A. (BRL)	3,372,934
3,677	Centrais Eletricas Brasileiras S.A., ADR	30,703
349,569	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	1,729,932
1,738,672	Companhia Paranaense de Energia, Class B (Preference Shares) (BRL)	3,334,933
623,495	Energisa S.A. (BRL)	5,951,012
1,846,138	Equatorial Energia S.A. (BRL)	11,981,456
625,739	Transmissora Alianca de Energia Eletrica S.A. (BRL)	4,530,164
160,191	WEG S.A. (BRL)	1,220,101
		32,151,235
	Canada — 2.0%
37,445	Fortis, Inc. (CAD) (c)	1,479,500
15,088	Hammond Power Solutions (CAD) (c)	1,615,119
576,716	Hydro One Ltd. (CAD) (d) (e)	16,817,602
3,775	Stella-Jones, Inc. (CAD)	220,165
		20,132,386
	Cayman Islands — 0.1%
827,279	Wasion Group Holdings, Ltd. (HKD)	598,244
	China — 0.2%
77,069	BYD Co., Ltd., Class H (HKD)	1,985,091
	Denmark — 0.8%
97,578	NKT A/S (DKK) (f)	8,044,644
	France — 9.3%
130,120	Engie S.A. (EUR)	2,177,300
50,860	Nexans S.A. (EUR)	5,316,950
333,403	Schneider Electric SE (EUR)	75,409,629
247,943	SPIE S.A. (EUR)	9,314,146
		92,218,025
	Germany — 1.8%
155,238	E.ON SE (EUR)	2,157,967
92,704	Infineon Technologies AG (EUR)	3,151,942
53,122	Siemens AG (EUR)	10,141,728
34,664	SMA Solar Technology AG (EUR) (f)	2,000,760
		17,452,397
	Ireland — 17.9%
261,916	Eaton Corp. PLC	81,895,895
Shares	Description	Value

	Ireland (Continued)
1,152,628	Johnson Controls International PLC	$75,289,661
275,839	nVent Electric PLC	20,798,261
		177,983,817
	Italy — 4.9%
550,965	Enel S.p.A. (EUR)	3,637,197
467,133	Prysmian S.p.A. (EUR)	24,387,013
2,555,637	Terna-Rete Elettrica Nazionale (EUR)	21,119,828
		49,144,038
	Japan — 1.4%
1,800	Daihen Corp. (JPY)	111,653
7,335	GS Yuasa Corp. (JPY)	152,049
70,724	Hitachi Ltd. (JPY)	6,426,269
77,399	Meidensha Corp. (JPY)	1,453,085
18,925	NGK Insulators Ltd. (JPY)	253,909
89,400	Osaki Electric (JPY)	399,814
187,470	Panasonic Holdings Corp. (JPY)	1,781,448
137,600	Renesas Electronics Corp. (JPY)	2,439,678
60,200	Sumitomo Electric Industries Ltd. (JPY)	928,570
19,100	Takaoka Toko Co., Ltd. (JPY)	319,847
		14,266,322
	Jersey — 3.8%
476,123	Aptiv PLC (f)	37,923,197
	Netherlands — 0.6%
34,374	Alfen N.V. (EUR) (c) (d) (e) (f)	1,854,225
16,244	NXP Semiconductors N.V.	4,024,776
5,071	STMicroelectronics N.V.	219,270
		6,098,271
	Portugal — 0.2%
175,645	EDP - Energias de Portugal S.A. (EUR)	684,078
642,289	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	1,524,458
		2,208,536
	South Korea — 4.1%
32,736	HD Hyundai Electric Co., Ltd. (KRW)	4,345,347
278	Hyosung Heavy Industries Corp. (KRW)	57,304
43,308	Iljin Electric Co., Ltd. (KRW)	657,863
23,434	LS Electric Co., Ltd. (KRW)	1,712,836
91,179	Samsung SDI Co., Ltd. (KRW)	32,340,184
203,609	Taihan Electric Wire Co., Ltd. (KRW) (f)	1,550,226
		40,663,760
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain — 1.8%
421,642	Iberdrola S.A. (EUR)	$5,228,960
737,103	Redeia Corp. S.A. (EUR)	12,568,548
		17,797,508
	Switzerland — 8.0%
1,636,854	ABB Ltd. (CHF)	76,030,176
43,054	Landis+Gyr Group AG (CHF)	3,305,970
		79,336,146
	Taiwan — 1.7%
41,279	Advantech Co., Ltd. (TWD)	524,960
459,145	Allis Electric Co., Ltd. (TWD)	1,570,965
32,645	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	180,548
345,880	Fortune Electric Co., Ltd. (TWD)	7,241,070
56,239	Ta Ya Electric Wire & Cable (TWD)	77,672
143,421	Voltronic Power Technology Corp. (TWD)	7,394,336
		16,989,551
	United Kingdom — 7.9%
5,767,702	National Grid PLC (GBP)	77,601,544
73,412	SSE PLC (GBP)	1,528,838
		79,130,382
	United States — 29.2%
51,524	Advanced Energy Industries, Inc.	5,254,418
39,574	AES (The) Corp.	709,562
61,702	American Superconductor Corp. (f)	833,594
35,962	Analog Devices, Inc.	7,112,924
3,150	Arcosa, Inc.	270,459
61,441	Atkore, Inc.	11,695,909
1,453	AZZ, Inc.	112,331
2,791	Belden, Inc.	258,474
290,529	Cisco Systems, Inc.	14,500,302
2,216	Digi International, Inc. (f)	70,757
43,603	Emerson Electric Co.	4,945,452
2,747	EnerSys	259,482
229,329	Enphase Energy, Inc. (f)	27,744,222
1,556	ESCO Technologies, Inc.	166,570
90,063	Fluence Energy, Inc. (f)	1,561,692
4,597	Generac Holdings, Inc. (f)	579,866
72,269	General Electric Co.	12,685,378
49,780	Honeywell International, Inc.	10,217,345
92,538	Hubbell, Inc.	38,407,897
65,776	International Business Machines Corp.	12,560,585
69,547	Itron, Inc. (f)	6,434,488
1,632	Littelfuse, Inc.	395,515
Shares	Description	Value

	United States (Continued)
4,095	MasTec, Inc. (f)	$381,859
25,542	MYR Group, Inc. (f)	4,514,548
23,916	NVIDIA Corp.	21,609,541
121,694	Oracle Corp.	15,285,983
5,065	Preformed Line Products Co.	651,714
80,923	QUALCOMM, Inc.	13,700,264
156,714	Quanta Services, Inc.	40,714,297
91,313	SolarEdge Technologies, Inc. (f)	6,481,397
93,739	Tesla, Inc. (f)	16,478,379
65,241	Texas Instruments, Inc.	11,365,635
16,878	Trimble, Inc. (f)	1,086,268
1,404	Valmont Industries, Inc.	320,505
3,149	WESCO International, Inc.	539,361
23,301	Willdan Group, Inc. (f)	675,496
		290,582,469
	Total Common Stocks	991,998,043
	(Cost $877,411,312)
MONEY MARKET FUNDS — 0.1%
240,641	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (g)	240,641
758,356	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (g) (h)	758,356
	Total Money Market Funds	998,997
	(Cost $998,997)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$3,765,163	Royal Bank of Canada, 5.29% (g), dated 03/28/24, due 04/01/24, with a maturity value of $3,767,376. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $3,879,346. (h)	3,765,163
	(Cost $3,765,163)

	Total Investments — 100.2%	996,762,203
	(Cost $882,175,472)
	Net Other Assets and Liabilities — (0.2)%	(1,716,073)
	Net Assets — 100.0%	$995,046,130

See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $4,471,884 and the total value of the collateral held by the Fund is $4,523,519.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of March 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	51.7%
EUR	18.9
CHF	8.0
GBP	7.9
KRW	4.1
BRL	3.2
CAD	2.0
TWD	1.7
JPY	1.4
DKK	0.8
HKD	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 991,998,043	$ 991,998,043	$ —	$ —
Money Market Funds	998,997	998,997	—	—
Repurchase Agreements	3,765,163	—	3,765,163	—
Total Investments	$996,762,203	$992,997,040	$3,765,163	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,471,884
Non-cash Collateral(2)	(4,471,884)
Net Amount	$—

See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,765,163
Non-cash Collateral(4)	(3,765,163)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 14.0%
144,164	Champion Iron Ltd. (AUD)	$696,127
95,256	GrainCorp Ltd., Class A (AUD)	511,485
71,871	Mineral Resources Ltd. (AUD)	3,319,169
493,065	Northern Star Resources Ltd. (AUD)	4,649,283
338,682	Whitehaven Coal Ltd. (AUD)	1,566,981
789,921	Woodside Energy Group Ltd. (AUD)	15,699,897
		26,442,942
	Brazil — 12.9%
82,005	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	356,117
1,064,824	Petroleo Brasileiro S.A., ADR	16,195,973
135,489	SLC Agricola S.A. (BRL)	534,349
565,501	Suzano S.A., ADR	7,227,103
		24,313,542
	Canada — 14.3%
213,145	Agnico Eagle Mines Ltd.	12,714,099
78,338	Dundee Precious Metals, Inc. (CAD)	595,682
212,099	Nutrien Ltd.	11,519,097
23,905	West Fraser Timber Co., Ltd. (CAD)	2,064,102
		26,892,980
	Chile — 0.5%
466,160	Empresas CMPC S.A. (CLP)	947,288
	China — 9.2%
10,172,466	China Petroleum & Chemical Corp., Class H (HKD)	5,770,580
1,468,591	China Shenhua Energy Co., Ltd., Class H (HKD)	5,769,739
465,259	Jiangxi Copper Co., Ltd., Class H (HKD)	792,977
2,491,156	Zijin Mining Group Co., Ltd., Class H (HKD)	4,971,554
		17,304,850
	Colombia — 4.8%
761,366	Ecopetrol S.A., ADR (c)	9,014,573
	Germany — 0.5%
13,070	Aurubis AG (EUR)	919,078
	Hong Kong — 0.3%
1,236,333	Guangdong Investment Ltd. (HKD)	529,164
	India — 2.7%
986,890	Coal India Ltd. (INR)	5,136,644
	Indonesia — 0.6%
6,091,332	Adaro Energy Indonesia Tbk PT (IDR)	1,037,313
Shares	Description	Value

	Ireland — 3.2%
71,408	Pentair PLC	$6,101,100
	Japan — 0.3%
13,500	Japan Petroleum Exploration Co., Ltd. (JPY)	609,988
	Jersey — 0.4%
501,228	Centamin PLC (GBP)	714,233
	Luxembourg — 0.3%
19,895	APERAM S.A. (EUR)	628,674
	Norway — 2.3%
131,701	Aker BP ASA (NOK)	3,272,963
344,132	DNO ASA (NOK)	309,058
211,152	Var Energi ASA (NOK)	693,370
		4,275,391
	Poland — 0.9%
59,086	KGHM Polska Miedz S.A. (PLN)	1,688,573
	Portugal — 0.2%
92,491	Navigator (The) Co., S.A. (EUR)	404,126
	South Africa — 3.3%
388,813	Gold Fields Ltd., ADR	6,178,239
	Sweden — 1.7%
115,953	Boliden AB (SEK)	3,220,014
	United States — 27.3%
38,374	Alliance Resource Partners, L.P. (d)	769,399
13,932	Andersons (The), Inc.	799,279
227,073	Archer-Daniels-Midland Co.	14,262,455
24,850	California Water Service Group	1,155,028
81,277	CF Industries Holdings, Inc.	6,763,059
47,209	Chesapeake Energy Corp.	4,193,575
34,396	Civitas Resources, Inc.	2,611,000
53,823	FMC Corp.	3,428,525
12,651	SJW Group	715,920
36,973	Southern Copper Corp.	3,938,364
121,194	Tyson Foods, Inc., Class A	7,117,724
26,020	UFP Industries, Inc.	3,200,720
11,714	Watts Water Technologies, Inc., Class A	2,489,811
		51,444,859
	Total Common Stocks	187,803,571
	(Cost $194,472,417)
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
310,105	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (e)	$310,105
931,710	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (e) (f)	931,710
	Total Money Market Funds	1,241,815
	(Cost $1,241,815)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.4%
$4,625,850	Royal Bank of Canada, 5.29% (e), dated 03/28/24, due 04/01/24, with a maturity value of $4,628,569. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $4,766,134. (f)	4,625,850
	(Cost $4,625,850)

	Total Investments — 102.8%	193,671,236
	(Cost $200,340,082)
	Net Other Assets and Liabilities — (2.8)%	(5,200,990)
	Net Assets — 100.0%	$188,470,246

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $5,672,544 and the total value of the collateral held by the Fund is $5,557,560.

(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of March 31, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	65.2%
AUD	13.6
HKD	9.2
INR	2.6
NOK	2.2
SEK	1.7
CAD	1.4
EUR	1.0
PLN	0.9
IDR	0.5
CLP	0.5
BRL	0.5
GBP	0.4
JPY	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 187,803,571	$ 187,803,571	$ —	$ —
Money Market Funds	1,241,815	1,241,815	—	—
Repurchase Agreements	4,625,850	—	4,625,850	—
Total Investments	$193,671,236	$189,045,386	$4,625,850	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$5,672,544
Non-cash Collateral(2)	(5,557,560)
Net Amount	$114,984

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On March 28, 2024, the last business day of the period, there was sufficient
collateral based on the end of day market value from the prior business day; however, as a result of market movement from
March 27 to March 28, the value of the related securities
loaned was above the collateral value received. See Note 2E -
Securities Lending in the Notes to Financial Statements.

The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$4,625,850
Non-cash Collateral(4)	(4,625,850)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 1.0%
39,351	Incitec Pivot Ltd. (AUD)	$74,108
7,743	Nufarm Ltd. (AUD)	27,752
		101,860
	Canada — 4.5%
8,230	Nutrien Ltd. (CAD)	447,120
	Chile — 1.4%
2,913	Sociedad Quimica y Minera de Chile S.A., ADR	143,203
	China — 0.1%
8,000	First Tractor Co., Ltd., Class H (HKD)	6,235
	Germany — 18.7%
17,881	BASF SE (EUR)	1,021,071
19,652	Bayer AG (EUR)	602,762
9,475	Evonik Industries AG (EUR)	187,321
3,642	K+S AG (EUR)	56,816
		1,867,970
	India — 11.6%
8,490	Chambal Fertilisers and Chemicals Ltd. (INR)	34,814
6,005	Coromandel International Ltd. (INR)	77,404
2,254	Escorts Kubota Ltd. (INR)	75,058
2,997	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (INR)	22,462
8,127	Gujarat State Fertilizers & Chemicals Ltd. (INR)	19,065
24,932	Mahindra & Mahindra Ltd. (INR)	574,360
3,094	PI Industries Ltd. (INR)	143,475
11,252	Rashtriya Chemicals & Fertilizers Ltd. (INR)	17,303
10,185	Sumitomo Chemical India Ltd. (INR)	42,467
5,197	Tata Chemicals Ltd. (INR)	67,353
15,310	UPL Ltd. (INR)	83,707
		1,157,468
	Israel — 1.4%
26,131	ICL Group Ltd. (ILS)	138,158
	Japan — 7.2%
24,000	Kubota Corp. (JPY)	375,188
4,100	Mitsui Chemicals, Inc. (JPY)	119,875
600	Nippon Soda Co., Ltd. (JPY)	23,940
2,800	Nissan Chemical Corp. (JPY)	105,707
1,000	Sakata Seed Corp. (JPY)	24,475
33,700	Sumitomo Chemical Co., Ltd. (JPY)	73,086
		722,271
Shares	Description	Value

	Malaysia — 2.3%
163,201	Petronas Chemicals Group Bhd (MYR)	$234,130
	Mexico — 0.8%
40,069	Orbia Advance Corp. S.A.B. de C.V. (MXN)	83,708
	Netherlands — 4.5%
25,621	CNH Industrial N.V.	332,048
4,290	OCI N.V. (EUR)	117,512
		449,560
	Qatar — 4.0%
123,423	Industries Qatar QSC (QAR)	405,760
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (c) (d) (e) (f)	0
	Singapore — 3.3%
130,400	Wilmar International Ltd. (SGD)	331,251
	Switzerland — 3.9%
208	Bucher Industries AG (CHF)	91,517
2,925	Bunge Global S.A.	299,871
		391,388
	Turkey — 1.0%
6,815	Gubre Fabrikalari T.A.S. (TRY) (d)	34,359
2,043	Turk Traktor ve Ziraat Makineleri A.S. (TRY)	61,951
		96,310
	United Arab Emirates — 1.3%
169,325	Fertiglobe PLC (AED)	129,106
	United States — 32.8%
1,522	AGCO Corp.	187,236
245	Alamo Group, Inc.	55,941
3,841	CF Industries Holdings, Inc.	319,610
14,082	Corteva, Inc.	812,109
2,591	Deere & Co.	1,064,227
2,544	FMC Corp.	162,053
225	Lindsay Corp.	26,473
6,561	Mosaic (The) Co.	212,970
1,156	Scotts Miracle-Gro (The) Co.	86,226
921	SiteOne Landscape Supply, Inc. (d)	160,761
2,119	Toro (The) Co.	194,164
		3,281,770
	Total Common Stocks	9,987,268
	(Cost $12,637,663)
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
35,264	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (g)	$35,264
	(Cost $35,264)

	Total Investments — 100.1%	10,022,532
	(Cost $12,672,927)
	Net Other Assets and Liabilities — (0.1)%	(13,298)
	Net Assets — 100.0%	$10,009,234

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	40.8%
EUR	19.8
INR	11.6
JPY	7.2
CAD	4.5
QAR	4.0
SGD	3.3
MYR	2.3
ILS	1.4
AED	1.3
AUD	1.0
TRY	1.0
CHF	0.9
MXN	0.8
HKD	0.1
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Other Country Categories*	9,987,268	9,987,268	—	—
Money Market Funds	35,264	35,264	—	—
Total Investments	$10,022,532	$10,022,532	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 0.5%
773,173	Telstra Group Ltd. (AUD)	$1,944,810
	Brazil — 0.5%
180,252	Telefonica Brasil S.A., ADR	1,815,138
	Canada — 1.3%
48,030	BCE, Inc. (CAD)	1,632,144
42,996	Rogers Communications, Inc., Class B (CAD)	1,761,676
103,372	TELUS Corp. (CAD)	1,653,738
		5,047,558
	Cayman Islands — 1.2%
2,447,173	Xiaomi Corp., Class B (HKD) (c) (d) (e)	4,671,168
	China — 2.4%
44,350,822	China Tower Corp., Ltd., Class H (HKD) (c) (e)	5,099,815
2,193,101	ZTE Corp., Class H (HKD)	4,371,127
		9,470,942
	Finland — 2.5%
101,765	Elisa Oyj (EUR)	4,539,796
1,483,037	Nokia Oyj, ADR	5,249,951
		9,789,747
	France — 0.5%
162,836	Orange S.A. (EUR)	1,912,762
	Germany — 1.5%
80,294	Deutsche Telekom AG (EUR)	1,949,073
117,018	Infineon Technologies AG (EUR)	3,978,619
		5,927,692
	Guernsey — 1.3%
54,029	Amdocs Ltd.	4,882,601
	Hong Kong — 1.1%
3,766,487	Lenovo Group Ltd. (HKD)	4,364,696
	India — 7.0%
163,143	Bharti Airtel Ltd. (INR)	2,403,255
288,598	HCL Technologies Ltd. (INR)	5,341,152
260,622	Infosys Ltd., ADR	4,672,953
106,022	Tata Consultancy Services Ltd. (INR)	4,927,587
313,310	Tech Mahindra Ltd. (INR)	4,688,615
923,176	Wipro Ltd., ADR	5,308,262
		27,341,824
	Indonesia — 0.4%
7,765,467	Telkom Indonesia Persero Tbk PT (IDR)	1,699,538
	Italy — 3.0%
372,965	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e)	4,237,004
Shares	Description	Value

	Italy (Continued)
114,217	Prysmian S.p.A. (EUR)	$5,962,781
6,891,941	Telecom Italia S.p.A. (EUR) (d) (f)	1,673,707
		11,873,492
	Japan — 10.5%
308,320	Fujitsu Ltd. (JPY)	4,923,792
61,248	KDDI Corp. (JPY)	1,807,742
325,284	Kyocera Corp. (JPY)	4,326,591
334,665	Mitsubishi Electric Corp. (JPY)	5,574,434
80,759	NEC Corp. (JPY)	5,876,340
3,836,250	Nippon Telegraph & Telephone Corp. (JPY)	4,561,534
281,659	Renesas Electronics Corp. (JPY)	4,993,875
364,598	SoftBank Corp. (JPY)	4,674,889
51,376	Sony Group Corp. (JPY)	4,388,239
		41,127,436
	Malaysia — 0.5%
2,214,655	CelcomDigi Bhd (MYR)	1,969,934
	Mexico — 0.5%
2,128,962	America Movil S.A.B. de C.V., Series B (MXN)	1,995,202
	Netherlands — 3.0%
576,813	Koninklijke KPN N.V. (EUR)	2,156,880
21,718	NXP Semiconductors N.V.	5,381,069
97,241	STMicroelectronics N.V. (EUR)	4,189,532
		11,727,481
	New Zealand — 0.4%
612,032	Spark New Zealand Ltd. (NZD)	1,742,363
	Norway — 0.5%
173,577	Telenor ASA (NOK)	1,930,587
	Philippines — 0.5%
62,605	Globe Telecom, Inc. (PHP)	1,970,084
	Qatar — 0.5%
712,832	Ooredoo QPSC (QAR)	2,075,259
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (d) (g) (h) (i)	0
	Singapore — 0.5%
1,129,652	Singapore Telecommunications Ltd. (SGD)	2,116,660
	South Africa — 0.9%
352,327	MTN Group Ltd. (ZAR)	1,743,777
375,990	Vodacom Group Ltd. (ZAR)	1,956,379
		3,700,156
	South Korea — 4.7%
150,567	KT Corp., ADR	2,110,949
63,932	LG Electronics, Inc. (KRW)	4,596,931
85,212	Samsung Electronics Co., Ltd. (KRW)	5,114,302
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
37,309	Samsung SDS Co., Ltd. (KRW)	$4,533,892
51,663	SK Telecom Co., Ltd. (KRW)	2,045,414
		18,401,488
	Spain — 1.0%
50,213	Cellnex Telecom S.A. (EUR) (c) (e)	1,775,232
448,815	Telefonica S.A. (EUR)	1,979,916
		3,755,148
	Sweden — 2.1%
237,731	Tele2 AB, Class B (SEK)	1,952,219
826,521	Telefonaktiebolaget LM Ericsson, Class B (SEK) (f)	4,450,735
780,527	Telia Co., AB (SEK)	2,000,174
		8,403,128
	Switzerland — 0.5%
3,367	Swisscom AG (CHF)	2,058,617
	Taiwan — 10.5%
412,474	Advantech Co., Ltd. (TWD)	5,245,580
1,146,119	ASE Technology Holding Co., Ltd. (TWD)	5,550,907
510,051	Chunghwa Telecom Co., Ltd. (TWD)	2,000,137
466,187	Delta Electronics, Inc. (TWD)	4,989,112
751,721	Far EasTone Telecommunications Co., Ltd. (TWD)	1,900,237
155,729	MediaTek, Inc. (TWD)	5,644,559
1,458,593	Taiwan Mobile Co., Ltd. (TWD)	4,648,757
46,302	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,299,387
2,992,446	United Microelectronics Corp. (TWD)	4,862,193
		41,140,869
	Thailand — 0.5%
312,800	Advanced Info Service PCL (THB)	1,748,851
	United Arab Emirates — 0.5%
373,530	Emirates Telecommunications Group Co. PJSC (AED)	1,863,454
	United Kingdom — 1.5%
2,720,235	BT Group PLC (GBP)	3,764,657
2,229,612	Vodafone Group PLC (GBP)	1,982,815
		5,747,472
	United States — 37.3%
35,813	Advanced Micro Devices, Inc. (d)	6,463,888
21,819	American Tower Corp.	4,311,216
24,933	Analog Devices, Inc.	4,931,498
23,665	Apple, Inc.	4,058,074
Shares	Description	Value

	United States (Continued)
21,353	Arista Networks, Inc. (d)	$6,191,943
114,510	AT&T, Inc.	2,015,376
4,986	Broadcom, Inc.	6,608,494
99,273	Ciena Corp. (d)	4,909,050
95,265	Cisco Systems, Inc.	4,754,676
39,079	Crown Castle, Inc.	4,135,731
34,303	Digital Realty Trust, Inc.	4,941,004
5,676	Equinix, Inc.	4,684,573
27,186	F5, Inc. (d)	5,154,194
285,198	Hewlett Packard Enterprise Co.	5,056,561
109,072	Intel Corp.	4,817,710
28,694	International Business Machines Corp.	5,479,406
159,301	Juniper Networks, Inc.	5,903,695
32,402	Keysight Technologies, Inc. (d)	5,067,025
88,089	Marvell Technology, Inc.	6,243,748
53,578	Microchip Technology, Inc.	4,806,482
62,421	Micron Technology, Inc.	7,358,812
14,216	Motorola Solutions, Inc.	5,046,396
9,865	NVIDIA Corp.	8,913,619
45,828	Qorvo, Inc. (d)	5,262,429
34,584	QUALCOMM, Inc.	5,855,071
18,307	SBA Communications Corp.	3,967,127
44,949	Skyworks Solutions, Inc.	4,868,876
12,517	T-Mobile US, Inc.	2,043,025
50,636	Verizon Communications, Inc.	2,124,687
		145,974,386
	Total Common Stocks	390,190,543
	(Cost $366,244,268)
MONEY MARKET FUNDS — 0.3%
614,897	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (j)	614,897
606,287	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (j) (k)	606,287
	Total Money Market Funds	1,221,184
	(Cost $1,221,184)

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$3,010,156	Royal Bank of Canada, 5.29% (j), dated 03/28/24, due 04/01/24, with a maturity value of $3,011,925. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $3,101,442. (k)	$3,010,156
	(Cost $3,010,156)

	Total Investments — 100.7%	394,421,883
	(Cost $370,475,608)
	Net Other Assets and Liabilities — (0.7)%	(2,902,153)
	Net Assets — 100.0%	$391,519,730

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $3,406,268 and the total value of the collateral held by the Fund is $3,616,443.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of March 31, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PHP	– Philippine Peso
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	47.2%
JPY	10.4
TWD	8.8
EUR	8.7
HKD	4.7
INR	4.4
KRW	4.1
SEK	2.1
GBP	1.5
CAD	1.3
ZAR	0.9
SGD	0.5
QAR	0.5
CHF	0.5
MXN	0.5
PHP	0.5
MYR	0.5
AUD	0.5
NOK	0.5
AED	0.5
THB	0.5
NZD	0.5
IDR	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	1,748,851	—	1,748,851	—
Other Country Categories*	388,441,692	388,441,692	—	—
Money Market Funds	1,221,184	1,221,184	—	—
Repurchase Agreements	3,010,156	—	3,010,156	—
Total Investments	$394,421,883	$389,662,876	$4,759,007	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,406,268
Non-cash Collateral(2)	(3,406,268)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,010,156
Non-cash Collateral(4)	(3,010,156)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Australia — 0.9%
33,644	IGO Ltd. (AUD)	$155,003
70,759	Pilbara Minerals Ltd. (AUD)	176,601
		331,604
	Austria — 0.2%
77,896	ams-OSRAM AG (CHF) (c)	90,476
	Canada — 0.9%
31,926	Lithium Americas Argentina Corp. (c)	172,081
3,133	Magna International, Inc.	170,686
		342,767
	Cayman Islands — 2.9%
3,062	Ambarella, Inc. (c)	155,458
1,643	Baidu, Inc., ADR (c)	172,975
170,462	Geely Automobile Holdings Ltd. (HKD)	201,238
5,395	Li Auto, Inc., ADR (c)	163,361
24,074	NIO, Inc., ADR (c) (d)	108,333
14,542	XPeng, Inc., ADR (c) (d)	111,682
116,356	Yadea Group Holdings Ltd. (HKD) (e) (f)	188,503
		1,101,550
	Chile — 0.4%
3,562	Sociedad Quimica y Minera de Chile S.A., ADR (d)	175,108
	China — 2.4%
6,385	BYD Co., Ltd., Class H (HKD)	164,461
48,640	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (e) (f)	148,837
147,675	Great Wall Motor Co., Ltd., Class H (HKD)	164,148
401,143	Guangzhou Automobile Group Co., Ltd., Class H (HKD)	164,518
32,689	Tianqi Lithium Corp., Class H (HKD)	152,024
44,757	Zhejiang Leapmotor Technology Co., Ltd. (HKD) (c) (e) (f)	150,107
		944,095
	France — 1.8%
3,128	Schneider Electric SE (EUR)	707,496
	Germany — 3.2%
2,013	Bayerische Motoren Werke AG (EUR)	232,288
2,217	Continental AG (EUR)	160,013
7,582	Infineon Technologies AG (EUR)	257,789
5,012	Mercedes-Benz Group AG (EUR)	399,106
1,609	Wacker Chemie AG (EUR)	181,486
		1,230,682
Shares	Description	Value

	Indonesia — 0.4%
1,139,896	Merdeka Copper Gold Tbk PT (IDR) (c)	$163,921
	Japan — 8.0%
4,900	Aisin Corp. (JPY)	199,295
20,200	Alps Alpine Co., Ltd. (JPY)	158,192
11,400	Denso Corp. (JPY)	217,261
24,792	Honda Motor Co., Ltd. (JPY)	305,192
44,809	Nissan Motor Co., Ltd. (JPY)	176,773
17,800	Panasonic Holdings Corp. (JPY)	169,146
10,900	Renesas Electronics Corp. (JPY)	193,259
9,010	Subaru Corp. (JPY)	203,913
57,460	Toyota Motor Corp. (JPY)	1,444,661
		3,067,692
	Jersey — 0.8%
2,131	Aptiv PLC (c)	169,734
29,686	Arcadium Lithium PLC (AUD) (c)	131,158
		300,892
	Netherlands — 3.8%
2,822	Alfen N.V. (EUR) (c) (e) (f)	152,226
761	Ferrari N.V.	331,750
1,501	NXP Semiconductors N.V.	371,903
12,691	Stellantis N.V. (EUR)	360,708
5,311	STMicroelectronics N.V.	229,648
7,107	Yandex N.V., Class A (c) (g) (h) (i)	0
		1,446,235
	South Korea — 9.0%
764	Ecopro BM Co., Ltd. (KRW) (c)	157,482
1,083	Hyundai Mobis Co., Ltd. (KRW)	210,365
1,251	Hyundai Motor Co. (KRW)	220,232
2,607	Kia Corp. (KRW)	216,887
509	LG Chem Ltd. (KRW)	166,358
6,246	Lotte Energy Materials Corp. (KRW)	231,746
2,839	LX Semicon Co., Ltd. (KRW)	169,338
28,757	Samsung Electronics Co., Ltd. (KRW)	1,725,954
562	Samsung SDI Co., Ltd. (KRW)	199,335
2,825	SK IE Technology Co., Ltd. (KRW) (c) (e) (f)	153,395
		3,451,092
	Sweden — 0.7%
9,808	Volvo AB, Class B (SEK)	265,817
	Switzerland — 0.7%
1,809	TE Connectivity Ltd.	262,739
	Taiwan — 5.6%
15,841	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,155,168
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom — 0.4%
96,820	Polestar Automotive Holding UK PLC, Class A, ADR (c) (d)	$149,103
	United States — 57.3%
15,669	Adeia, Inc.	171,105
10,832	Advanced Micro Devices, Inc. (c)	1,955,068
1,385	Albemarle Corp.	182,460
6,625	Allegro MicroSystems, Inc. (c)	178,610
11,285	Alphabet, Inc., Class A (c)	1,703,245
2,883	Analog Devices, Inc.	570,229
8,639	Apple, Inc.	1,481,416
54,479	Aurora Innovation, Inc. (c)	153,631
5,229	BorgWarner, Inc.	181,655
9,240	Cerence, Inc. (c)	145,530
88,631	ChargePoint Holdings, Inc. (c) (d)	168,399
2,261	Cirrus Logic, Inc. (c)	209,278
813	Cummins, Inc.	239,550
22,893	Ford Motor Co.	304,019
7,969	General Motors Co.	361,394
25,021	indie Semiconductor, Inc., Class A (c)	177,149
33,655	Intel Corp.	1,486,541
1,328	Lear Corp.	192,401
54,646	Lucid Group, Inc. (c) (d)	155,741
63,061	Luminar Technologies, Inc. (c) (d)	124,230
4,995	Marvell Technology, Inc.	354,046
8,305	MaxLinear, Inc. (c)	155,054
3,088	Microchip Technology, Inc.	277,025
6,396	Micron Technology, Inc.	754,024
4,168	Microsoft Corp.	1,753,561
72,714	MicroVision, Inc. (c) (d)	133,794
5,741	Mobileye Global, Inc., Class A (c)	184,573
242,148	Nikola Corp. (c) (d)	251,834
2,925	NVIDIA Corp.	2,642,913
2,502	ON Semiconductor Corp. (c)	184,022
2,997	PACCAR, Inc.	371,298
7,745	Piedmont Lithium, Inc. (c)	103,163
47,889	Plug Power, Inc. (c) (d)	164,738
1,718	Qorvo, Inc. (c)	197,278
6,484	QUALCOMM, Inc.	1,097,741
2,688	Rambus, Inc. (c)	166,145
9,481	Rivian Automotive, Inc., Class A (c)	103,817
1,474	Silicon Laboratories, Inc. (c)	211,843
1,529	SiTime Corp. (c)	142,549
1,728	Skyworks Solutions, Inc.	187,177
Shares	Description	Value

	United States (Continued)
1,692	Synaptics, Inc. (c)	$165,072
7,056	Tesla, Inc. (c)	1,240,374
5,289	Texas Instruments, Inc.	921,397
5,161	Wolfspeed, Inc. (c)	152,250
		22,057,339
	Total Common Stocks	38,243,776
	(Cost $36,499,048)
MONEY MARKET FUNDS — 0.9%
104,919	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (j)	104,919
252,618	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (j) (k)	252,618
	Total Money Market Funds	357,537
	(Cost $357,537)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.3%
$1,254,222	Royal Bank of Canada, 5.29% (j), dated 03/28/24, due 04/01/24, with a maturity value of $1,254,960. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $1,292,258. (k)	1,254,222
	(Cost $1,254,222)

	Total Investments — 103.6%	39,855,535
	(Cost $38,110,807)
	Net Other Assets and Liabilities — (3.6)%	(1,396,055)
	Net Assets — 100.0%	$38,459,480

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $1,462,447 and the total value of the collateral held by the Fund is $1,506,840.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of March 31, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	71.7%
KRW	8.7
JPY	7.7
EUR	6.1
HKD	3.3
AUD	1.2
SEK	0.7
IDR	0.4
CHF	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 1,446,235	$ 1,446,235	$ —	$ —**
Other Country Categories*	36,797,541	36,797,541	—	—
Money Market Funds	357,537	357,537	—	—
Repurchase Agreements	1,254,222	—	1,254,222	—
Total Investments	$39,855,535	$38,601,313	$1,254,222	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,462,447
Non-cash Collateral(2)	(1,462,447)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,254,222
Non-cash Collateral(4)	(1,254,222)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 3.8%
664,020	Amazon.com, Inc. (a)	$119,775,928
	Communications Equipment — 6.4%
422,902	Arista Networks, Inc. (a)	122,633,122
1,617,700	Cisco Systems, Inc.	80,739,407
		203,372,529
	Diversified Telecommunication Services — 1.2%
24,907,980	Lumen Technologies, Inc. (a)	38,856,449
	Entertainment — 0.4%
2,300,455	Eventbrite, Inc., Class A (a)	12,606,493
	Financial Services — 0.7%
850,523	Toast, Inc., Class A (a)	21,195,033
	Health Care Technology — 0.6%
86,778	Veeva Systems, Inc., Class A (a)	20,105,595
	Interactive Media & Services — 4.1%
847,698	Alphabet, Inc., Class A (a)	127,943,059
	IT Services — 21.0%
705,447	Akamai Technologies, Inc. (a)	76,724,416
794,075	Cloudflare, Inc., Class A (a)	76,890,282
1,875,107	DigitalOcean Holdings, Inc. (a)	71,591,585
3,040,910	Fastly, Inc., Class A (a)	39,440,603
634,342	International Business Machines Corp.	121,133,948
218,531	MongoDB, Inc. (a)	78,373,958
768,444	Shopify, Inc., Class A (a)	59,300,823
103,938	Snowflake, Inc., Class A (a)	16,796,381
587,802	Squarespace, Inc., Class A (a)	21,419,505
984,831	Twilio, Inc., Class A (a)	60,222,416
279,099	Wix.com Ltd. (a)	38,370,531
		660,264,448
	Media — 0.6%
229,070	Trade Desk (The), Inc., Class A (a)	20,025,299
	Professional Services — 1.3%
107,254	Paycom Software, Inc.	21,344,619
116,064	Paylocity Holding Corp. (a)	19,946,759
		41,291,378
	Software — 49.5%
104,744	Adobe, Inc. (a)	52,853,822
80,835	Appfolio, Inc., Class A (a)	19,945,228
1,041,067	Appian Corp., Class A (a)	41,590,627
982,688	AppLovin Corp., Class A (a)	68,021,663
993,373	Asana, Inc., Class A (a)	15,387,348
282,934	Atlassian Corp., Class A (a)	55,203,253
282,770	Blackbaud, Inc. (a)	20,964,568
Shares	Description	Value

	Software (Continued)
344,827	BlackLine, Inc. (a)	$22,268,928
758,512	Box, Inc., Class A (a)	21,481,060
1,732,688	Confluent, Inc., Class A (a)	52,881,638
60,348	Crowdstrike Holdings, Inc., Class A (a)	19,346,965
148,863	Datadog, Inc., Class A (a)	18,399,467
367,224	DocuSign, Inc. (a)	21,868,189
816,787	Dropbox, Inc., Class A (a)	19,847,924
146,249	Elastic N.V. (a)	14,660,000
962,067	Five9, Inc. (a)	59,753,981
813,728	Gitlab, Inc., Class A (a)	47,456,617
2,251,097	HashiCorp, Inc., Class A (a)	60,667,064
94,837	HubSpot, Inc. (a)	59,421,071
29,521	Intuit, Inc.	19,188,650
738,471	Klaviyo, Inc., Class A (a) (b)	18,816,241
283,755	Microsoft Corp.	119,381,404
1,858,332	Nutanix, Inc., Class A (a)	114,696,251
508,237	Open Text Corp.	19,734,843
1,050,969	Oracle Corp.	132,012,216
63,015	Palo Alto Networks, Inc. (a)	17,904,452
423,146	Q2 Holdings, Inc. (a)	22,240,554
113,869	Qualys, Inc. (a)	19,001,320
1,677,926	RingCentral, Inc., Class A (a)	58,291,149
190,033	Salesforce, Inc.	57,234,139
208,251	SAP SE, ADR (b)	40,615,193
76,083	ServiceNow, Inc. (a)	58,005,679
463,621	Smartsheet, Inc., Class A (a)	17,849,408
316,556	Sprout Social, Inc., Class A (a)	18,901,559
66,414	Workday, Inc., Class A (a)	18,114,418
681,445	Workiva, Inc. (a)	57,786,536
276,679	Zoom Video Communications, Inc., Class A (a)	18,086,506
80,875	Zscaler, Inc. (a)	15,578,951
2,421,045	Zuora, Inc., Class A (a)	22,079,930
		1,557,538,812
	Technology Hardware, Storage & Peripherals — 10.3%
619,968	Dell Technologies, Inc., Class C	70,744,548
3,853,323	Hewlett Packard Enterprise Co.	68,319,417
658,506	NetApp, Inc.	69,123,375
2,229,292	Pure Storage, Inc., Class A (a)	115,900,891
		324,088,231
	Total Common Stocks	3,147,063,254
	(Cost $2,703,925,832)
See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,438,656	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (c)	$1,438,656
7,483,699	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (c) (d)	7,483,699
	Total Money Market Funds	8,922,355
	(Cost $8,922,355)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.2%
$37,155,821	Royal Bank of Canada, 5.29% (c), dated 03/28/24, due 04/01/24, with a maturity value of $37,177,660. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $38,282,614. (d)	37,155,821
	(Cost $37,155,821)

	Total Investments — 101.4%	3,193,141,430
	(Cost $2,750,004,008)
	Net Other Assets and Liabilities — (1.4)%	(45,131,037)
	Net Assets — 100.0%	$3,148,010,393

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $43,176,972 and the total value of the collateral held by the Fund is $44,639,520.

(c)	Rate shown reflects yield as of March 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,147,063,254	$ 3,147,063,254	$ —	$ —
Money Market Funds	8,922,355	8,922,355	—	—
Repurchase Agreements	37,155,821	—	37,155,821	—
Total Investments	$3,193,141,430	$3,155,985,609	$37,155,821	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$43,176,972
Non-cash Collateral(2)	(43,176,972)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$37,155,821
Non-cash Collateral(4)	(37,155,821)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Belgium — 0.8%
9,992	UCB S.A. (EUR)	$1,233,221
	Brazil — 1.5%
770,757	Caixa Seguridade Participacoes S.A. (BRL)	2,400,452
	Canada — 7.4%
30,706	ARC Resources Ltd. (CAD)	547,451
132,621	Brookfield Asset Management Ltd., Class A (CAD)	5,570,953
6,111	Celestica, Inc. (CAD) (c)	274,568
1,088	Constellation Software, Inc. (CAD)	2,971,909
1,216	Fairfax Financial Holdings Ltd. (CAD)	1,310,754
9,403	RB Global, Inc.	716,227
9,018	SNC-Lavalin Group, Inc. (CAD)	368,829
		11,760,691
	Cayman Islands — 17.6%
33,134	NetEase, Inc., ADR	3,428,375
65,473	New Oriental Education & Technology Group, Inc., ADR (c)	5,684,366
612,117	NU Holdings Ltd., Class A (c)	7,302,556
68,256	PDD Holdings, Inc., ADR (c)	7,934,760
37,577	SharkNinja, Inc.	2,340,671
33,196	Trip.com Group Ltd., ADR (c)	1,456,973
		28,147,701
	Denmark — 4.2%
52,131	Novo Nordisk A/S, ADR	6,693,620
	Germany — 5.0%
116,266	Daimler Truck Holding AG (EUR)	5,890,379
21,061	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (d) (e)	2,096,762
		7,987,141
	Indonesia — 3.3%
7,451,139	Amman Mineral Internasional PT (IDR) (c)	4,112,108
3,436,583	Barito Renewables Energy Tbk PT (IDR)	1,165,035
		5,277,143
	Ireland — 7.6%
35,417	CRH PLC	3,055,071
6,357	ICON PLC (c)	2,135,634
93,283	nVent Electric PLC	7,033,538
		12,224,243
	Israel — 2.4%
17,167	Monday.com Ltd. (c)	3,877,510
Shares	Description	Value

	Japan — 4.8%
39,000	M&A Research Institute Holdings, Inc. (JPY) (c)	$1,736,425
9,000	Rakuten Bank Ltd. (JPY) (c)	179,251
184,817	SoftBank Corp. (JPY)	2,369,730
69,900	TDK Corp. (JPY)	3,413,270
		7,698,676
	Jersey — 0.3%
9,649	Birkenstock Holding PLC (c) (f)	455,915
	Kazakhstan — 0.8%
9,727	Kaspi.KZ JSC, ADR	1,251,281
	Luxembourg — 8.8%
256,871	InPost S.A. (EUR) (c)	3,958,747
931,795	Samsonite International S.A. (HKD) (c) (d) (e)	3,523,890
24,952	Spotify Technology S.A. (c)	6,584,833
		14,067,470
	Netherlands — 4.3%
46,644	Technip Energies N.V. (EUR)	1,178,039
187,173	Universal Music Group N.V. (EUR)	5,629,870
		6,807,909
	Norway — 1.0%
513,004	Var Energi ASA (NOK)	1,684,575
	Saudi Arabia — 7.2%
28,172	ACWA Power Co. (SAR)	2,546,409
9,251	Elm Co. (SAR)	2,365,474
13,426	Riyadh Cables Group Co. (SAR)	361,559
139,080	Saudi Aramco Base Oil Co. (SAR)	6,207,703
		11,481,145
	Sweden — 3.9%
167,990	Nordnet AB publ (SEK)	3,082,328
127,434	Swedish Orphan Biovitrum AB (SEK) (c)	3,181,088
		6,263,416
	Switzerland — 2.1%
110,711	Sandoz Group AG (CHF) (c)	3,340,296
	Taiwan — 1.3%
684,489	Pegatron Corp. (TWD)	2,132,378
	United Arab Emirates — 2.2%
1,542,673	Emaar Development PJSC (AED)	3,444,732
	United Kingdom — 12.0%
65,944	ARM Holdings PLC, ADR (c)	8,242,341
105,754	GSK PLC, ADR	4,533,674
548,549	Wise PLC, Class A (GBP) (c)	6,429,163
		19,205,178
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States — 1.2%
92,131	Coupang, Inc. (c)	$1,639,011
150,758	GQG Partners, Inc. (AUD)	220,060
		1,859,071
	Total Common Stocks	159,293,764
	(Cost $125,073,801)
MONEY MARKET FUNDS — 0.1%
143,397	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (g)	143,397
48,934	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (g) (h)	48,934
	Total Money Market Funds	192,331
	(Cost $192,331)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$242,954	Royal Bank of Canada, 5.29% (g), dated 03/28/24, due 04/01/24, with a maturity value of $243,097. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $250,322. (h)	242,954
	(Cost $242,954)

	Total Investments — 100.0%	159,729,049
	(Cost $125,509,086)
	Net Other Assets and Liabilities — (0.0)%	(25,307)
	Net Assets — 100.0%	$159,703,742

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $287,328 and the total value of the collateral held by the Fund is $291,888.

(g)	Rate shown reflects yield as of March 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
NOK	– Norwegian Krone
SAR	– Saudi Riyal
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	46.8%
EUR	12.5
SAR	7.2
CAD	6.9
JPY	4.8
GBP	4.0
SEK	3.9
IDR	3.3
HKD	2.2
AED	2.2
CHF	2.1
BRL	1.5
TWD	1.3
NOK	1.1
AUD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 159,293,764	$ 159,293,764	$ —	$ —
Money Market Funds	192,331	192,331	—	—
Repurchase Agreements	242,954	—	242,954	—
Total Investments	$159,729,049	$159,486,095	$242,954	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$287,328
Non-cash Collateral(2)	(287,328)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$242,954
Non-cash Collateral(4)	(242,954)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Canada — 4.8%
40,635,097	BlackBerry Ltd. (c)	$112,152,867
5,345,619	Open Text Corp. (CAD)	207,423,672
		319,576,539
	France — 3.6%
1,386,908	Thales S.A. (EUR)	236,485,537
	India — 5.6%
20,610,235	Infosys Ltd., ADR	369,541,513
	Israel — 7.1%
1,282,198	Check Point Software Technologies Ltd. (c)	210,293,294
779,841	CyberArk Software Ltd. (c)	207,149,165
2,892,065	Radware Ltd. (c)	54,139,457
		471,581,916
	Japan — 3.1%
4,145,473	Trend Micro, Inc. (JPY)	209,902,567
	United Kingdom — 3.8%
45,561,062	Darktrace PLC (GBP) (c)	251,181,016
	United States — 71.7%
5,130,898	A10 Networks, Inc.	70,241,994
1,854,402	Akamai Technologies, Inc. (c)	201,684,761
1,392,526	Booz Allen Hamilton Holding Corp.	206,706,559
316,329	Broadcom, Inc.	419,265,620
8,504,870	Cisco Systems, Inc.	424,478,062
2,087,379	Cloudflare, Inc., Class A (c)	202,120,909
1,269,107	Crowdstrike Holdings, Inc., Class A (c)	406,863,013
1,098,655	F5, Inc. (c)	208,294,001
2,976,272	Fortinet, Inc. (c)	203,309,140
9,571,435	Gen Digital, Inc.	214,400,144
1,608,713	Leidos Holdings, Inc.	210,886,187
4,892,907	NetScout Systems, Inc. (c)	106,861,089
1,916,962	Okta, Inc. (c)	200,552,564
1,324,683	Palo Alto Networks, Inc. (c)	376,382,181
1,196,846	Qualys, Inc. (c)	199,717,692
3,511,271	Rapid7, Inc. (c)	172,192,730
1,469,633	Science Applications International Corp.	191,625,447
7,301,748	SentinelOne, Inc., Class A (c)	170,203,746
4,270,976	Tenable Holdings, Inc. (c)	211,114,344
4,049,019	Varonis Systems, Inc. (c)	190,992,226
850,066	Zscaler, Inc. (c)	163,748,214
		4,751,640,623
	Total Common Stocks	6,609,909,711
	(Cost $5,342,889,317)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
5,025,527	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (d)	$5,025,527
	(Cost $5,025,527)

	Total Investments — 99.8%	6,614,935,238
	(Cost $5,347,914,844)
	Net Other Assets and Liabilities — 0.2%	12,674,564
	Net Assets — 100.0%	$6,627,609,802

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,609,909,711	$ 6,609,909,711	$ —	$ —
Money Market Funds	5,025,527	5,025,527	—	—
Total Investments	$6,614,935,238	$6,614,935,238	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Bahamas — 0.1%
239	OneSpaWorld Holdings Ltd. (c)	$3,162
	Belgium — 1.6%
253	Syensqo S.A. (EUR) (c)	23,960
464	UCB S.A. (EUR)	57,267
		81,227
	Bermuda — 2.0%
1,970	Conduit Holdings Ltd. (GBP)	12,880
12,169	Hafnia Ltd. (NOK)	83,675
405	SiriusPoint Ltd. (c)	5,147
		101,702
	Cayman Islands — 0.9%
1,205	Amer Sports, Inc. (c)	19,641
305	MoonLake Immunotherapeutics (c)	15,320
353	Patria Investments Ltd., Class A	5,239
439	VTEX, Class A (c)	3,587
		43,787
	Cyprus — 0.4%
1,795	HeadHunter Group PLC, ADR (c) (d) (e) (f)	0
1,336	Theon International PLC (EUR) (c)	18,167
		18,167
	Denmark — 3.3%
112	Better Collective A/S (SEK) (c)	3,008
1,291	Novo Nordisk A/S, Class B (DKK)	164,562
		167,570
	Finland — 0.7%
2,393	Mandatum Oyj (EUR) (c)	10,700
2,426	Puuilo Oyj (EUR)	25,924
		36,624
	France — 1.5%
232	Believe S.A. (EUR) (c)	4,235
6,796	Bollore SE (EUR)	45,384
683	La Francaise des Jeux SAEM (EUR) (g) (h)	27,839
		77,458
	Germany — 13.4%
3,925	Daimler Truck Holding AG (EUR)	198,852
1,130	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (g) (h)	112,499
6,299	E.ON SE (EUR)	87,563
551	Hensoldt AG (EUR)	25,823
185	HOCHTIEF AG (EUR)	21,496
1,002	Ionos SE (EUR) (c)	23,025
90	MorphoSys AG (EUR) (c)	6,525
Shares	Description	Value

	Germany (Continued)
715	RENK Group AG (EUR) (c)	$28,433
718	Schott Pharma AG & Co KGaA (EUR)	30,675
1,345	Siemens Healthineers AG (EUR) (g) (h)	82,304
1,789	Traton SE (EUR)	64,348
		681,543
	Greece — 0.6%
3,577	Athens International Airport S.A. (EUR) (c)	32,802
	Ireland — 12.0%
1,266	CRH PLC	109,205
246	ICON PLC (c)	82,644
5,511	nVent Electric PLC	415,529
		607,378
	Israel — 4.7%
4,707	Cellebrite DI Ltd. (c)	52,154
507	JFrog Ltd. (c)	22,419
683	Monday.com Ltd. (c)	154,269
271	Oddity Tech Ltd., Class A (c)	11,775
		240,617
	Italy — 2.5%
807	Ferretti S.p.A. (EUR) (c)	2,755
7,201	Lottomatica Group S.p.A. (EUR) (c)	86,312
84	Sanlorenzo S.p.A. (EUR)	3,820
633	Stevanato Group S.p.A.	20,319
1,433	Technoprobe S.p.A. (EUR) (c)	13,017
		126,223
	Jersey — 1.2%
896	Birkenstock Holding PLC (c) (i)	42,336
386	Janus Henderson Group PLC	12,696
517	Yellow Cake PLC (GBP) (c) (g) (h)	3,928
		58,960
	Kazakhstan — 1.1%
452	Kaspi.KZ JSC, ADR	58,145
	Luxembourg — 5.8%
634	Alvotech S.A. (c) (i)	7,747
8,347	InPost S.A. (EUR) (c)	128,639
592	Spotify Technology S.A. (c)	156,229
		292,615
	Netherlands — 9.1%
2,138	CTP N.V. (EUR) (g) (h)	38,105
1,778	Ermenegildo Zegna N.V.	26,048
246	Immatics N.V. (c)	2,586
5,175	Iveco Group N.V. (EUR) (c)	77,046
138	Merus N.V. (c)	6,214
213	Newamsterdam Pharma Co. N.V. (c)	5,037
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
620	Pharvaris N.V. (c)	$14,328
1,404	Pluxee N.V. (EUR) (c)	41,503
4,764	Technip Energies N.V. (EUR)	120,319
4,345	Universal Music Group N.V. (EUR)	130,691
		461,877
	Norway — 2.5%
1,685	DOF Group ASA (NOK) (c)	11,436
4,550	Hoegh Autoliners ASA (NOK)	38,641
741	Norconsult Norge AS (NOK) (c)	1,849
2,388	Orkla ASA (NOK)	16,836
1,669	Telenor ASA (NOK)	18,563
11,907	Var Energi ASA (NOK)	39,100
		126,425
	Poland — 0.1%
163	Grupa Pracuj S.A. (PLN)	2,750
	Portugal — 0.1%
332	Greenvolt-Energias Renovaveis S.A. (EUR) (c)	2,923
	Sweden — 14.1%
5,983	Alleima AB (SEK)	40,323
4,736	BoneSupport Holding AB (SEK) (c) (g) (h)	100,879
362	Engcon AB (SEK)	2,843
2,378	EQT AB (SEK)	75,223
3,518	Hemnet Group AB (SEK)	107,735
6,599	Munters Group AB (SEK) (g) (h)	118,429
8,998	Nordnet AB publ (SEK)	165,098
1,810	Rusta AB (SEK) (c)	14,245
269	Rvrc Holding AB (SEK)	1,719
3,380	Swedish Orphan Biovitrum AB (SEK) (c)	84,374
358	Synsam AB (SEK)	1,943
		712,811
	Switzerland — 4.6%
1,578	Accelleron Industries AG (CHF)	59,106
124	Galderma Group AG (CHF) (c)	8,711
3,000	On Holding AG, Class A (c)	106,140
2,056	Sandoz Group AG (CHF) (c)	62,032
		235,989
	United Kingdom — 16.6%
1,733	Alphawave IP Group PLC (GBP) (c)	3,828
2,449	ARM Holdings PLC, ADR (c)	306,100
191	Ashtead Technology Holdings PLC (GBP)	1,832
1,168	Baltic Classifieds Group PLC (GBP)	3,324
Shares	Description	Value

	United Kingdom (Continued)
1,893	Bridgepoint Group PLC (GBP) (g) (h)	$6,217
573	Bytes Technology Group PLC (GBP)	3,696
1,164	Centessa Pharmaceuticals PLC, ADR (c)	13,153
766	Compass Pathways PLC, ADR (c)	6,373
8,351	Darktrace PLC (GBP) (c)	46,040
3,879	Deliveroo PLC (GBP) (c) (g) (h)	5,792
1,532	Finablr PLC (GBP) (c) (d) (e) (f) (g)	0
1,080	Frasers Group PLC (GBP) (c)	11,055
7,364	GSK PLC (GBP)	158,805
16,518	Haleon PLC (GBP)	69,445
119	Immunocore Holdings PLC, ADR (c)	7,735
28,256	M&G PLC (GBP)	78,637
989	Trustpilot Group PLC (GBP) (c) (g) (h)	2,482
10,186	Wise PLC, Class A (GBP) (c)	119,383
		843,897
	United States — 0.7%
1,519	Gen Digital, Inc.	34,026
	Total Common Stocks	5,048,678
	(Cost $3,922,331)
MONEY MARKET FUNDS — 0.3%
11,266	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (j)	11,266
3,383	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (j) (k)	3,383
	Total Money Market Funds	14,649
	(Cost $14,649)

See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$16,797	Royal Bank of Canada, 5.29% (j), dated 03/28/24, due 04/01/24, with a maturity value of $16,807. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $17,306. (k)	$16,797
	(Cost $16,797)

	Total Investments — 100.2%	5,080,124
	(Cost $3,953,777)
	Net Other Assets and Liabilities — (0.2)%	(7,995)
	Net Assets — 100.0%	$5,072,129

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $19,547 and the total value of the collateral held by the Fund is $20,180.

(j)	Rate shown reflects yield as of March 31, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	34.6%
EUR	31.0
SEK	14.1
GBP	10.4
NOK	4.1
DKK	3.2
CHF	2.6
PLN	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$ 18,167	$ 18,167	$ —	$ —**
United Kingdom	843,897	843,897	—	—**
Other Country Categories*	4,186,614	4,186,614	—	—
Money Market Funds	14,649	14,649	—	—
Repurchase Agreements	16,797	—	16,797	—
Total Investments	$5,080,124	$5,063,327	$16,797	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$19,547
Non-cash Collateral(2)	(19,547)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$16,797
Non-cash Collateral(4)	(16,797)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.4%
	Australia — 3.3%
10,226	CAR Group Ltd. (AUD)	$240,429
1,397	REA Group Ltd. (AUD)	168,843
9,608	SEEK Ltd. (AUD)	156,839
4,975	WiseTech Global Ltd. (AUD)	304,581
		870,692
	Canada — 10.4%
2,308	Descartes Systems Group (The), Inc. (CAD) (c)	211,112
32,764	Shopify, Inc., Class A (CAD) (c)	2,527,657
		2,738,769
	Cayman Islands — 48.9%
278,389	Alibaba Group Holding Ltd. (HKD)	2,498,668
61,555	Baidu, Inc., Class A (HKD) (c)	807,689
66,658	JD.com, Inc., Class A (HKD)	918,933
9,060	Kanzhun Ltd., ADR	158,822
68,307	Kuaishou Technology (HKD) (c) (d) (e)	428,070
102,780	Meituan, Class B (HKD) (c) (d) (e)	1,271,142
47,227	NetEase, Inc. (HKD)	982,324
18,739	PDD Holdings, Inc., ADR (c)	2,178,409
9,331	Sea Ltd., ADR (c)	501,168
72,877	Tencent Holdings Ltd. (HKD)	2,828,710
16,999	Tencent Music Entertainment Group, ADR (c)	190,219
7,301	Vipshop Holdings Ltd., ADR	120,832
		12,884,986
	Germany — 1.8%
5,454	Delivery Hero SE (EUR) (c) (d) (e)	156,016
2,035	Scout24 SE (EUR) (d) (e)	153,375
5,933	Zalando SE (EUR) (c) (d) (e)	169,558
		478,949
	Indonesia — 0.5%
27,047,996	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	117,711
	Ireland — 3.6%
4,803	Flutter Entertainment PLC (GBP) (c)	957,205
	Isle Of Man — 0.7%
17,328	Entain PLC (GBP)	174,395
	Israel — 0.8%
1,550	Wix.com Ltd. (c)	213,094
	Japan — 3.0%
72,476	LY Corp. (JPY)	183,129
11,572	M3, Inc. (JPY)	165,806
Shares	Description	Value

	Japan (Continued)
12,382	Nexon Co., Ltd. (JPY)	$205,303
40,173	Rakuten Group, Inc. (JPY) (c)	227,164
		781,402
	Luxembourg — 3.9%
3,903	Spotify Technology S.A. (c)	1,030,002
	Netherlands — 9.4%
701	Adyen N.V. (EUR) (c) (d) (e)	1,185,841
41,119	Prosus N.V. (EUR)	1,289,807
15,088	Yandex N.V., Class A (c) (f) (g) (h)	0
		2,475,648
	New Zealand — 1.3%
3,824	Xero Ltd. (AUD) (c)	332,220
	South Africa — 3.3%
4,916	Naspers Ltd., Class N (ZAR)	871,474
	South Korea — 4.0%
8,208	Kakao Corp. (KRW)	331,673
892	Krafton, Inc. (KRW) (c)	165,645
4,053	NAVER Corp. (KRW)	563,281
		1,060,599
	United Kingdom — 1.4%
24,692	Auto Trader Group PLC (GBP) (d) (e)	218,217
22,065	Rightmove PLC (GBP)	153,060
		371,277
	United States — 2.1%
31,063	Coupang, Inc. (c)	552,611
	Total Common Stocks	25,911,034
	(Cost $35,723,270)
MONEY MARKET FUNDS — 0.0%
10,472	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (i)	10,472
	(Cost $10,472)

	Total Investments — 98.4%	25,921,506
	(Cost $35,733,742)
	Net Other Assets and Liabilities — 1.6%	423,638
	Net Assets — 100.0%	$26,345,144

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
HKD	37.6%
USD	19.1
EUR	11.4
CAD	10.6
GBP	5.8
AUD	4.6
KRW	4.1
ZAR	3.4
JPY	3.0
IDR	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 2,475,648	$ 2,475,648	$ —	$ —**
Other Country Categories*	23,435,386	23,435,386	—	—
Money Market Funds	10,472	10,472	—	—
Total Investments	$25,921,506	$25,921,506	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Brazil — 13.7%
12,765	Ambev S.A. (BRL)	$31,789
16,308	B3 S.A. - Brasil Bolsa Balcao (BRL)	38,986
18,871	Banco Bradesco S.A. (Preference Shares) (BRL)	53,655
3,799	Banco BTG Pactual S.A. (BRL)	27,595
4,114	Banco do Brasil S.A. (BRL)	46,444
11,453	Banco Santander Brasil S.A. (BRL)	65,127
15,068	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	104,071
18,494	Itausa S.A. (Preference Shares) (BRL)	38,718
2,616	Localiza Rent a Car S.A. (BRL)	28,521
24,895	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	185,444
10,173	Vale S.A. (BRL)	123,385
4,365	WEG S.A. (BRL)	33,246
		776,981
	Cayman Islands — 0.2%
1,586	Chailease Holding Co., Ltd. (TWD)	8,499
	Chile — 2.2%
2,557	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	124,482
	Czech Republic — 1.8%
2,843	CEZ A.S. (CZK)	101,457
	India — 14.5%
438	Asian Paints Ltd. (INR)	14,950
220	Avenue Supermarts Ltd. (INR) (c) (d) (e)	11,938
2,445	Axis Bank Ltd. (INR)	30,699
233	Bajaj Finance Ltd. (INR)	20,241
494	Bajaj Finserv Ltd. (INR)	9,737
1,991	Bharti Airtel Ltd. (INR)	29,329
886	HCL Technologies Ltd. (INR)	16,397
5,844	HDFC Bank Ltd. (INR)	101,454
745	Hindustan Unilever Ltd. (INR)	20,227
6,048	ICICI Bank Ltd. (INR)	79,282
554	IndusInd Bank Ltd. (INR)	10,316
2,910	Infosys Ltd. (INR)	52,269
6,218	ITC Ltd. (INR)	31,935
1,242	Kotak Mahindra Bank Ltd. (INR)	26,589
938	Larsen & Toubro Ltd. (INR)	42,331
810	Mahindra & Mahindra Ltd. (INR)	18,660
116	Maruti Suzuki India Ltd. (INR)	17,525
320	Nestle India Ltd. (INR)	10,061
Shares	Description	Value

	India (Continued)
4,010	NTPC Ltd. (INR)	$16,145
3,850	Power Grid Corp. of India Ltd. (INR)	12,782
2,757	Reliance Industries Ltd. (INR)	98,234
25	Shree Cement Ltd. (INR)	7,698
2,744	State Bank of India (INR)	24,753
965	Sun Pharmaceutical Industries Ltd. (INR)	18,750
802	Tata Consultancy Services Ltd. (INR)	37,275
1,705	Tata Motors Ltd. (INR)	20,296
6,696	Tata Steel Ltd. (INR)	12,513
342	Titan Co., Ltd. (INR)	15,590
105	UltraTech Cement Ltd. (INR)	12,274
		820,250
	Mexico — 15.4%
165,210	America Movil S.A.B. de C.V., Series B (MXN)	154,830
80,342	Cemex S.A.B. de C.V., Series CPO (MXN) (d)	70,896
11,985	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	155,460
15,990	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	169,639
34,895	Grupo Mexico S.A.B. de C.V., Series B (MXN)	205,976
28,556	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	115,086
		871,887
	Philippines — 2.0%
6,469	SM Investments Corp. (PHP)	111,854
	Poland — 2.6%
9,020	ORLEN S.A. (PLN)	146,965
	South Africa — 12.7%
41,437	FirstRand Ltd. (ZAR)	135,053
8,613	Gold Fields Ltd. (ZAR)	138,199
15,290	MTN Group Ltd. (ZAR)	75,675
1,430	Naspers Ltd., Class N (ZAR)	253,501
11,687	Standard Bank Group Ltd. (ZAR)	114,303
		716,731
	South Korea — 15.3%
128	Celltrion, Inc. (KRW)	17,476
65	Ecopro BM Co., Ltd. (KRW) (d)	13,398
373	Hana Financial Group, Inc. (KRW)	16,319
76	Hyundai Mobis Co., Ltd. (KRW)	14,763
169	Hyundai Motor Co. (KRW)	29,752
390	Kakao Corp. (KRW)	15,759
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
429	KB Financial Group, Inc. (KRW)	$22,402
303	Kia Corp. (KRW)	25,208
58	LG Chem Ltd. (KRW)	18,956
134	LG Electronics, Inc. (KRW)	9,635
31	LG Energy Solution Ltd. (KRW) (d)	9,245
181	NAVER Corp. (KRW)	25,155
86	POSCO Holdings, Inc. (KRW)	26,894
25	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	15,469
7,800	Samsung Electronics Co., Ltd. (KRW)	468,145
66	Samsung SDI Co., Ltd. (KRW)	23,409
637	Shinhan Financial Group Co., Ltd. (KRW)	22,333
679	SK Hynix, Inc. (KRW)	89,878
		864,196
	Taiwan — 17.6%
3,889	ASE Technology Holding Co., Ltd. (TWD)	18,835
8,827	Cathay Financial Holding Co., Ltd. (TWD)	13,308
12,042	China Steel Corp. (TWD)	8,955
4,338	Chunghwa Telecom Co., Ltd. (TWD)	17,011
18,370	CTBC Financial Holding Co., Ltd. (TWD)	18,598
1,930	Delta Electronics, Inc. (TWD)	20,655
14,784	E.Sun Financial Holding Co., Ltd. (TWD)	12,542
1,588	Evergreen Marine Corp. Taiwan Ltd. (TWD)	8,733
11,324	First Financial Holding Co., Ltd. (TWD)	9,766
4,877	Formosa Plastics Corp. (TWD)	10,378
7,872	Fubon Financial Holding Co., Ltd. (TWD)	17,046
12,057	Hon Hai Precision Industry Co., Ltd. (TWD)	58,583
1,460	MediaTek, Inc. (TWD)	52,919
11,068	Mega Financial Holding Co., Ltd. (TWD)	13,920
5,027	Nan Ya Plastics Corp. (TWD)	8,655
594	Novatek Microelectronics Corp. (TWD)	10,932
2,813	Quanta Computer, Inc. (TWD)	24,611
10,293	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	8,362
2,348	Taiwan Mobile Co., Ltd. (TWD)	7,484
Shares	Description	Value

	Taiwan (Continued)
25,472	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	$612,057
5,004	Uni-President Enterprises Corp. (TWD)	11,946
11,621	United Microelectronics Corp. (TWD)	18,882
12,586	Yuanta Financial Holding Co., Ltd. (TWD)	11,837
		996,015
	United Kingdom — 1.6%
4,064	Anglogold Ashanti PLC (ZAR)	90,698
	Total Common Stocks	5,630,015
	(Cost $5,054,767)
MONEY MARKET FUNDS — 0.4%
21,678	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (f)	21,678
	(Cost $21,678)

	Total Investments — 100.0%	5,651,693
	(Cost $5,076,445)
	Net Other Assets and Liabilities — (0.0)%	(257)
	Net Assets — 100.0%	$5,651,436

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2024.

See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
TWD	17.8%
MXN	15.4
KRW	15.3
INR	14.5
ZAR	14.3
BRL	13.7
PLN	2.6
CLP	2.2
PHP	2.0
CZK	1.8
USD	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,630,015	$ 5,630,015	$ —	$ —
Money Market Funds	21,678	21,678	—	—
Total Investments	$5,651,693	$5,651,693	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	First Trust STOXX® European Select Dividend Index Fund (FDD)	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)	First Trust Dow Jones Global Select Dividend Index Fund (FGD)
ASSETS:
Investments, at value	$159,531,734	$18,286,033	$544,851,318
Cash	—	10,177	111,998
Foreign currency, at value	301,579	3,065	1,710,792
Receivables:
Reclaims	1,712,333	12,507	1,843,906
Dividends	973,550	91,677	6,197,161
Investment securities sold	—	—	9,226,515
Capital shares sold	—	—	—
Securities lending income	—	—	—
Prepaid expenses	6,012	—	13,308
Total Assets	162,525,208	18,403,459	563,954,998

LIABILITIES:
Due to custodian	213,441	—	—
Payables:
Licensing fees	125,188	—	84,936
Investment advisory fees	53,923	10,124	186,565
Audit and tax fees	50,127	—	53,457
Shareholder reporting fees	15,592	—	30,727
Investment securities purchased	—	—	10,958,124
Capital shares redeemed	—	—	—
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	—
Other liabilities	35,021	60,486	112,782
Total Liabilities	493,292	70,610	11,426,591
NET ASSETS	$162,031,916	$18,332,849	$552,528,407

NET ASSETS consist of:
Paid-in capital	$247,659,100	$24,492,836	$788,976,233
Par value	137,033	4,416	242,500
Accumulated distributable earnings (loss)	(85,764,217)	(6,164,403)	(236,690,326)
NET ASSETS	$162,031,916	$18,332,849	$552,528,407
NET ASSET VALUE, per share	$11.82	$41.51	$22.78
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	13,703,334	441,608	24,250,002
Investments, at cost	$153,646,991	$17,265,196	$554,789,589
Foreign currency, at cost (proceeds)	$301,536	$3,070	$1,709,814
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)	First Trust Indxx Global Natural Resources Income ETF (FTRI)	First Trust Indxx Global Agriculture ETF (FTAG)

$212,245,349	$9,327,850	$996,762,203	$193,671,236	$10,022,532
—	4,524	261,586	—	—
908	63	1,120,261	47,366	141

449,099	2,565	1,308,978	70,372	8,340
361,504	6,990	839,837	661,935	6,598
—	—	—	—	—
—	—	5,328	—	—
12,127	15	2,641	852	—
6,027	417	8,464	—	—
213,075,014	9,342,424	1,000,309,298	194,451,761	10,037,611

—	—	—	—	—

48,585	—	193,315	—	—
56,184	5,006	319,354	111,714	5,757
34,759	—	25,828	—	—
43,326	—	36,789	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	312,241	22,620
24,550,113	—	4,523,519	5,557,560	—
46,944	—	164,363	—	—
24,779,911	5,006	5,263,168	5,981,515	28,377
$188,295,103	$9,337,418	$995,046,130	$188,470,246	$10,009,234

$324,993,872	$16,377,968	$910,560,506	$295,600,582	$34,640,271
122,000	1,500	87,000	142,000	3,899
(136,820,769)	(7,042,050)	84,398,624	(107,272,336)	(24,634,936)
$188,295,103	$9,337,418	$995,046,130	$188,470,246	$10,009,234
$15.43	$62.25	$114.37	$13.27	$25.67
12,200,002	150,002	8,700,002	14,200,002	389,928
$267,697,284	$7,450,562	$882,175,472	$200,340,082	$12,672,927
$937	$63	$1,123,373	$47,608	$141
$22,879,153	$—	$4,471,884	$5,672,544	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities (Continued)
March 31, 2024 (Unaudited)

	First Trust Indxx NextG ETF (NXTG)	First Trust S-Network Future Vehicles & Technology ETF (CARZ)	First Trust Cloud Computing ETF (SKYY)
ASSETS:
Investments, at value	$394,421,883	$39,855,535	$3,193,141,430
Cash	42,715	—	—
Foreign currency, at value	46,591	2,433	—
Receivables:
Reclaims	334,552	32,997	618,324
Dividends	996,952	89,961	484,691
Investment securities sold	—	—	4,780,250
Capital shares sold	—	—	—
Securities lending income	3,653	7,976	2,943
Prepaid expenses	—	—	—
Total Assets	395,846,346	39,988,902	3,199,027,638

LIABILITIES:
Due to custodian	—	—	—
Payables:
Licensing fees	—	—	—
Investment advisory fees	234,209	22,582	1,595,829
Audit and tax fees	—	—	—
Shareholder reporting fees	—	—	—
Investment securities purchased	—	—	—
Capital shares redeemed	—	—	4,781,896
Deferred foreign capital gains tax	475,964	—	—
Collateral for securities on loan	3,616,443	1,506,840	44,639,520
Other liabilities	—	—	—
Total Liabilities	4,326,616	1,529,422	51,017,245
NET ASSETS	$391,519,730	$38,459,480	$3,148,010,393

NET ASSETS consist of:
Paid-in capital	$377,691,820	$52,610,261	$4,131,007,623
Par value	49,500	6,500	329,000
Accumulated distributable earnings (loss)	13,778,410	(14,157,281)	(983,326,230)
NET ASSETS	$391,519,730	$38,459,480	$3,148,010,393
NET ASSET VALUE, per share	$79.09	$59.17	$95.68
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,950,002	650,002	32,900,002
Investments, at cost	$370,475,608	$38,110,807	$2,750,004,008
Foreign currency, at cost (proceeds)	$46,784	$2,440	$—
Securities on loan, at value	$3,406,268	$1,462,447	$43,176,972
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)	First Trust Nasdaq Cybersecurity ETF (CIBR)	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)	First Trust Dow Jones International Internet ETF (FDNI)	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

$159,729,049	$6,614,935,238	$5,080,124	$25,921,506	$5,651,693
—	1,664,245	—	392	—
48,406	—	1,219	—	891

151,394	281,413	7,092	—	928
157,293	14,102,470	6,665	15,557	15,516
—	—	—	458,634	—
4,651	—	—	402	—
4,387	—	199	—	—
—	—	—	—	—
160,095,180	6,630,983,366	5,095,299	26,396,491	5,669,028

—	—	—	—	—

—	—	—	—	—
99,550	3,373,564	2,990	14,883	3,528
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	36,464	—
—	—	—	—	14,064
291,888	—	20,180	—	—
—	—	—	—	—
391,438	3,373,564	23,170	51,347	17,592
$159,703,742	$6,627,609,802	$5,072,129	$26,345,144	$5,651,436

$477,085,133	$5,780,111,343	$7,851,515	$62,459,375	$5,117,754
34,500	1,176,500	2,000	11,500	2,500
(317,415,891)	846,321,959	(2,781,386)	(36,125,731)	531,182
$159,703,742	$6,627,609,802	$5,072,129	$26,345,144	$5,651,436
$46.29	$56.33	$25.36	$22.91	$22.61
3,450,002	117,650,002	200,002	1,150,002	250,002
$125,509,086	$5,347,914,844	$3,953,777	$35,733,742	$5,076,445
$48,624	$—	$1,217	$—	$897
$287,328	$—	$19,547	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	First Trust STOXX® European Select Dividend Index Fund (FDD)	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)	First Trust Dow Jones Global Select Dividend Index Fund (FGD)
INVESTMENT INCOME:
Dividends	$3,239,289	$374,276	$16,201,086
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(137,256)	(9,092)	(1,769,350)
Total investment income	3,102,033	365,184	14,431,736

EXPENSES:
Investment advisory fees	340,618	63,142 (a)	1,196,412
Accounting and administration fees	45,929	—	153,319
Licensing fees	45,229	—	165,678
Audit and tax fees	20,536	—	23,131
Shareholder reporting fees	16,321	—	35,554
Custodian fees	14,258	—	82,754
Trustees’ fees and expenses	4,454	—	4,658
Transfer agent fees	4,258	—	14,955
Listing fees	3,906	—	3,906
Legal fees	2,709	—	9,593
Other expenses	1,019	—	6,576
Total expenses	499,237	63,142	1,696,536
Less fees waived and expenses reimbursed by the investment advisor	—	—	—
Net expenses	499,237	63,142	1,696,536
NET INVESTMENT INCOME (LOSS)	2,602,796	302,042	12,735,200

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,827,826)	(212,957)	(10,847,240)
In-kind redemptions	2,508,202	692,224	7,500,955
Foreign currency transactions	(14,741)	(435)	(29,419)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	(5,334,365)	478,832	(3,375,704)
Net change in unrealized appreciation (depreciation) on:
Investments	20,325,355	1,255,619	61,358,817
Foreign currency translation	53,072	766	31,433
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	20,378,427	1,256,385	61,390,250
NET REALIZED AND UNREALIZED GAIN (LOSS)	15,044,062	1,735,217	58,014,546
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,646,858	$2,037,259	$70,749,746

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)	First Trust Indxx Global Natural Resources Income ETF (FTRI)	First Trust Indxx Global Agriculture ETF (FTAG)

$1,284,629	$94,718	$7,620,110	$5,240,631	$113,514
59,539	18	24,151	14,455	—
(57,999)	—	(451,517)	(73,536)	(5,930)
1,286,169	94,736	7,192,744	5,181,550	107,584

392,573	26,967 (a)	1,720,666	743,041 (a)	37,555 (a)
52,574	—	218,643	—	—
98,376	—	386,944	—	—
29,322	—	17,566	—	—
38,361	—	71,409	—	—
26,978	—	20,669	—	—
4,459	—	4,836	—	—
4,907	—	21,496	—	—
4,210	—	5,050	—	—
3,894	—	13,919	—	—
2,908	—	8,760	—	—
658,562	26,967	2,489,958	743,041	37,555
(69,703)	—	—	—	—
588,859	26,967	2,489,958	743,041	37,555
697,310	67,769	4,702,786	4,438,509	70,029

(3,649,790)	52,367	(8,623,560)	(2,068,170)	(233,001)
366,159	—	41,528,505	694,068	(463,320)
1,712	(405)	24,513	(17,775)	(149)
—	—	—	(104,894)	(16,823)
(3,281,919)	51,962	32,929,458	(1,496,771)	(713,293)

14,606,826	1,677,886	117,929,202	10,635,465	532,025
(3,310)	577	8,725	7,394	(1,913)
—	—	—	(160,170)	9,173
14,603,516	1,678,463	117,937,927	10,482,689	539,285
11,321,597	1,730,425	150,867,385	8,985,918	(174,008)
$12,018,907	$1,798,194	$155,570,171	$13,424,427	$(103,979)
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations (Continued)
For the Six Months Ended March 31, 2024 (Unaudited)

	First Trust Indxx NextG ETF (NXTG)	First Trust S-Network Future Vehicles & Technology ETF (CARZ)	First Trust Cloud Computing ETF (SKYY)
INVESTMENT INCOME:
Dividends	$3,909,825	$246,620	$6,822,830
Securities lending income (net of fees)	1,387,387	59,928	4,465
Foreign withholding tax	(234,078)	(23,525)	(20,605)
Total investment income	5,063,134	283,023	6,806,690

EXPENSES:
Investment advisory fees	1,362,992 (a)	139,100 (a)	8,561,481 (a)
Accounting and administration fees	—	—	—
Licensing fees	—	—	—
Audit and tax fees	—	—	—
Shareholder reporting fees	—	—	—
Custodian fees	—	—	—
Trustees’ fees and expenses	—	—	—
Transfer agent fees	—	—	—
Listing fees	—	—	—
Legal fees	—	—	—
Other expenses	—	—	—
Total expenses	1,362,992	139,100	8,561,481
Less fees waived and expenses reimbursed by the investment advisor	—	—	—
Net expenses	1,362,992	139,100	8,561,481
NET INVESTMENT INCOME (LOSS)	3,700,142	143,923	(1,754,791)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,289,296)	(1,031,447)	53,202,684
In-kind redemptions	8,467,041	1,156,376	80,924,843
Foreign currency transactions	(23,963)	(3,215)	—
Foreign capital gains tax	(162,555)	—	—
Net realized gain (loss)	6,991,227	121,714	134,127,527
Net change in unrealized appreciation (depreciation) on:
Investments	52,117,794	5,407,210	523,529,597
Foreign currency translation	(4,854)	(136)	—
Deferred foreign capital gains tax	(125,363)	—	—
Net change in unrealized appreciation (depreciation)	51,987,577	5,407,074	523,529,597
NET REALIZED AND UNREALIZED GAIN (LOSS)	58,978,804	5,528,788	657,657,124
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,678,946	$5,672,711	$655,902,333

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)	First Trust Nasdaq Cybersecurity ETF (CIBR)	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)	First Trust Dow Jones International Internet ETF (FDNI)	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

$851,972	$40,113,064	$42,144	$75,278	$77,132
52,177	—	5,208	—	—
(78,336)	(2,547,379)	(6,003)	(1,173)	(7,320)
825,813	37,565,685	41,349	74,105	69,812

585,861 (a)	17,318,090 (a)	15,664 (a)	85,857 (a)	19,118 (a)
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
585,861	17,318,090	15,664	85,857	19,118
—	—	—	—	—
585,861	17,318,090	15,664	85,857	19,118
239,952	20,247,595	25,685	(11,752)	50,694

3,389,646	24,407,925	125,130	(551,827)	(36,468)
8,073,114	294,460,008	—	78,772	—
(46,240)	(984,158)	(499)	928	(3,030)
—	—	—	—	(653)
11,416,520	317,883,775	124,631	(472,127)	(40,151)

19,579,125	868,821,074	806,385	2,859,354	784,868
1,823	(821)	119	177	(39)
—	—	—	—	(11,938)
19,580,948	868,820,253	806,504	2,859,531	772,891
30,997,468	1,186,704,028	931,135	2,387,404	732,740
$31,237,420	$1,206,951,623	$956,820	$2,375,652	$783,434
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets

	First Trust STOXX® European Select Dividend Index Fund (FDD)		First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$2,602,796	$12,525,480	$302,042	$646,160
Net realized gain (loss)	(5,334,365)	(18,442,384)	478,832	609,428
Net change in unrealized appreciation (depreciation)	20,378,427	41,409,051	1,256,385	(22,502)
Net increase (decrease) in net assets resulting from operations	17,646,858	35,492,147	2,037,259	1,233,086

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,265,410)	(11,339,350)	(222,238)	(637,446)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	18,364,170	—	—
Cost of shares redeemed	(31,866,214)	(24,050,718)	(4,113,805)	(3,993,914)
Net increase (decrease) in net assets resulting from shareholder transactions	(31,866,214)	(5,686,548)	(4,113,805)	(3,993,914)
Total increase (decrease) in net assets	(17,484,766)	18,466,249	(2,298,784)	(3,398,274)

NET ASSETS:
Beginning of period	179,516,682	161,050,433	20,631,633	24,029,907
End of period	$162,031,916	$179,516,682	$18,332,849	$20,631,633

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	16,453,334	17,153,334	541,608	641,608
Shares sold	—	1,550,000	—	—
Shares redeemed	(2,750,000)	(2,250,000)	(100,000)	(100,000)
Shares outstanding, end of period	13,703,334	16,453,334	441,608	541,608
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)		First Trust Global Wind Energy ETF (FAN)		First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023

$12,735,200	$42,945,278	$697,310	$4,362,231	$67,769	$101,338
(3,375,704)	(41,961,288)	(3,281,919)	(2,125,560)	51,962	(244,249)
61,390,250	79,138,674	14,603,516	(2,204,813)	1,678,463	1,308,021
70,749,746	80,122,664	12,018,907	31,858	1,798,194	1,165,110

(13,912,091)	(39,597,608)	(812,400)	(4,348,626)	(63,301)	(97,141)

14,686,905	173,130,265	3,189,050	18,629,681	—	—
(153,048,465)	(75,179,466)	(31,388,482)	(52,955,982)	—	(2,150,019)
(138,361,560)	97,950,799	(28,199,432)	(34,326,301)	—	(2,150,019)
(81,523,905)	138,475,855	(16,992,925)	(38,643,069)	1,734,893	(1,082,050)

634,052,312	495,576,457	205,288,028	243,931,097	7,602,525	8,684,575
$552,528,407	$634,052,312	$188,295,103	$205,288,028	$9,337,418	$7,602,525

30,650,002	26,700,002	14,100,002	16,100,002	150,002	200,002
700,000	7,600,000	200,000	1,050,000	—	—
(7,100,000)	(3,650,000)	(2,100,000)	(3,050,000)	—	(50,000)
24,250,002	30,650,002	12,200,002	14,100,002	150,002	150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)		First Trust Indxx Global Natural Resources Income ETF (FTRI)
	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$4,702,786	$10,561,374	$4,438,509	$15,549,467
Net realized gain (loss)	32,929,458	13,604,477	(1,496,771)	(21,856,208)
Net change in unrealized appreciation (depreciation)	117,937,927	84,479,742	10,482,689	21,878,394
Net increase (decrease) in net assets resulting from operations	155,570,171	108,645,593	13,424,427	15,571,653

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,628,431)	(10,318,462)	(5,449,021)	(15,107,267)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	137,580,882	503,705,236	—	97,759,506
Cost of shares redeemed	(314,339,285)	(120,599,580)	(52,344,391)	(65,132,103)
Net increase (decrease) in net assets resulting from shareholder transactions	(176,758,403)	383,105,656	(52,344,391)	32,627,403
Total increase (decrease) in net assets	(24,816,663)	481,432,787	(44,368,985)	33,091,789

NET ASSETS:
Beginning of period	1,019,862,793	538,430,006	232,839,231	199,747,442
End of period	$995,046,130	$1,019,862,793	$188,470,246	$232,839,231

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,850,002	7,150,002	18,350,002	16,350,002
Shares sold	1,250,000	5,000,000	—	7,050,000
Shares redeemed	(3,400,000)	(1,300,000)	(4,150,000)	(5,050,000)
Shares outstanding, end of period	8,700,002	10,850,002	14,200,002	18,350,002
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)		First Trust Indxx NextG ETF (NXTG)		First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023

$70,029	$522,968	$3,700,142	$8,243,363	$143,923	$606,817
(713,293)	(1,315,124)	6,991,227	5,544,036	121,714	(1,994,682)
539,285	1,710,279	51,987,577	88,396,643	5,407,074	11,557,872
(103,979)	918,123	62,678,946	102,184,042	5,672,711	10,170,007

(82,363)	(569,279)	(4,145,852)	(6,776,282)	(167,400)	(653,962)

1,226,358	—	11,513,698	25,784,327	—	11,459,812
(3,800,308)	(9,949,092)	(59,457,154)	(211,317,883)	(8,218,057)	(20,218,555)
(2,573,950)	(9,949,092)	(47,943,456)	(185,533,556)	(8,218,057)	(8,758,743)
(2,760,292)	(9,600,248)	10,589,638	(90,125,796)	(2,712,746)	757,302

12,769,526	22,369,774	380,930,092	471,055,888	41,172,226	40,414,924
$10,009,234	$12,769,526	$391,519,730	$380,930,092	$38,459,480	$41,172,226

489,928	839,928	5,600,002	8,450,002	800,002	1,000,002
50,000	—	150,000	350,000	—	200,000
(150,000)	(350,000)	(800,000)	(3,200,000)	(150,000)	(400,000)
389,928	489,928	4,950,002	5,600,002	650,002	800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Cloud Computing ETF (SKYY)		First Trust International Equity Opportunities ETF (FPXI)
	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(1,754,791)	$(1,895,329)	$239,952	$1,262,018
Net realized gain (loss)	134,127,527	(521,520,610)	11,416,520	(25,133,357)
Net change in unrealized appreciation (depreciation)	523,529,597	1,145,964,050	19,580,948	51,615,764
Net increase (decrease) in net assets resulting from operations	655,902,333	622,548,111	31,237,420	27,744,425

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(353,970)	(1,774,581)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	103,479,599	141,128,878	—	—
Cost of shares redeemed	(257,416,551)	(1,072,205,046)	(38,670,693)	(179,900,143)
Net increase (decrease) in net assets resulting from shareholder transactions	(153,936,952)	(931,076,168)	(38,670,693)	(179,900,143)
Total increase (decrease) in net assets	501,965,381	(308,528,057)	(7,787,243)	(153,930,299)

NET ASSETS:
Beginning of period	2,646,045,012	2,954,573,069	167,490,985	321,421,284
End of period	$3,148,010,393	$2,646,045,012	$159,703,742	$167,490,985

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	34,850,002	49,000,002	4,350,002	9,000,002
Shares sold	1,150,000	2,150,000	—	—
Shares redeemed	(3,100,000)	(16,300,000)	(900,000)	(4,650,000)
Shares outstanding, end of period	32,900,002	34,850,002	3,450,002	4,350,002
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)		First Trust IPOX® Europe Equity Opportunities ETF (FPXE)		First Trust Dow Jones International Internet ETF (FDNI)
Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023

$20,247,595	$18,472,267	$25,685	$78,295	$(11,752)	$111,992
317,883,775	(98,232,132)	124,631	42,118	(472,127)	(16,646,891)
868,820,253	872,797,589	806,504	1,146,427	2,859,531	18,913,036
1,206,951,623	793,037,724	956,820	1,266,840	2,375,652	2,378,137

(20,986,040)	(18,090,451)	(48,861)	(74,090)	—	(121,095)

1,170,207,279	126,745,936	—	—	—	5,152,332
(693,146,893)	(668,192,009)	—	(2,159,634)	(2,238,307)	(10,433,740)
477,060,386	(541,446,073)	—	(2,159,634)	(2,238,307)	(5,281,408)
1,663,025,969	233,501,200	907,959	(966,884)	137,345	(3,024,366)

4,964,583,833	4,731,082,633	4,164,170	5,131,054	26,207,799	29,232,165
$6,627,609,802	$4,964,583,833	$5,072,129	$4,164,170	$26,345,144	$26,207,799

109,250,002	122,700,002	200,002	300,002	1,250,002	1,500,002
20,800,000	2,900,000	—	—	—	200,000
(12,400,000)	(16,350,000)	—	(100,000)	(100,000)	(450,000)
117,650,002	109,250,002	200,002	200,002	1,150,002	1,250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
	Six Months Ended 3/31/2024 (Unaudited)	Period Ended 9/30/2023 (a)
OPERATIONS:
Net investment income (loss)	$50,694	$41,926
Net realized gain (loss)	(40,151)	(11,956)
Net change in unrealized appreciation (depreciation)	772,891	(211,891)
Net increase (decrease) in net assets resulting from operations	783,434	(181,921)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(44,050)	(26,281)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,962,994	3,157,260
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	1,962,994	3,157,260
Total increase (decrease) in net assets	2,702,378	2,949,058

NET ASSETS:
Beginning of period	2,949,058	—
End of period	$5,651,436	$2,949,058

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,002	—
Shares sold	100,000	150,002
Shares redeemed	—	—
Shares outstanding, end of period	250,002	150,002

(a)	Inception date is March 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust STOXX® European Select Dividend Index Fund (FDD)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.91	$9.39	$13.88	$10.27	$12.75	$13.12
Income from investment operations:
Net investment income (loss)	0.17 (a)	0.78 (a)	0.73	0.52	0.52	0.66
Net realized and unrealized gain (loss)	0.96	1.44	(4.52)	3.61	(2.50)	(0.37)
Total from investment operations	1.13	2.22	(3.79)	4.13	(1.98)	0.29
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.70)	(0.70)	(0.52)	(0.50)	(0.66)
Net asset value, end of period	$11.82	$10.91	$9.39	$13.88	$10.27	$12.75
Total return (b)	10.30%	23.52%	(27.88)%	40.19%	(15.64)%	2.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$162,032	$179,517	$161,050	$286,031	$180,227	$293,918
Ratio of total expenses to average net assets	0.59% (c)	0.59%	0.58%	0.58%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets	3.06% (c)	6.82%	5.36%	4.06%	3.84%	4.84%
Portfolio turnover rate (d)	38%	49%	57%	58%	98%	24%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$38.09	$37.45	$50.11	$38.82	$49.44	$45.07
Income from investment operations:
Net investment income (loss)	0.58 (a)	1.05 (a)	0.89	0.89	0.62	1.25
Net realized and unrealized gain (loss)	3.25	0.63	(11.90)	10.74	(9.27)	4.55
Total from investment operations	3.83	1.68	(11.01)	11.63	(8.65)	5.80
Distributions paid to shareholders from:
Net investment income	(0.41)	(1.04)	(1.65)	(0.34)	(1.97)	(1.43)
Net asset value, end of period	$41.51	$38.09	$37.45	$50.11	$38.82	$49.44
Total return (b)	10.02%	4.42%	(22.72)%	29.95%	(18.12)%	13.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,333	$20,632	$24,030	$34,657	$32,671	$56,436
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.96%	0.92%	0.85%	0.89%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.87% (c)	2.61%	2.08%	2.21%	2.52%	2.61%
Portfolio turnover rate (d)	14%	39%	70% (e)	11%	7%	7%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective September 30, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Global Select Dividend Index Fund (FGD)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.69	$18.56	$24.97	$17.85	$22.90	$25.16
Income from investment operations:
Net investment income (loss)	0.46 (a)	1.48 (a)	1.33	1.22	1.30	1.39
Net realized and unrealized gain (loss)	2.11	2.00	(6.38)	7.10	(5.04)	(2.24)
Total from investment operations	2.57	3.48	(5.05)	8.32	(3.74)	(0.85)
Distributions paid to shareholders from:
Net investment income	(0.48)	(1.35)	(1.36)	(1.20)	(1.31)	(1.41)
Net asset value, end of period	$22.78	$20.69	$18.56	$24.97	$17.85	$22.90
Total return (b)	12.49%	18.65%	(20.98)%	46.94%	(16.33)%	(3.21)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$552,528	$634,052	$495,576	$504,454	$344,489	$532,532
Ratio of total expenses to average net assets	0.57% (c)	0.56%	0.56%	0.57%	0.57%	0.59%
Ratio of net investment income (loss) to average net assets	4.26% (c)	6.79%	5.74%	5.11%	6.16%	6.20%
Portfolio turnover rate (d)	32%	40%	35%	38%	67%	31%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Global Wind Energy ETF (FAN)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.56	$15.15	$20.92	$17.45	$13.13	$12.50
Income from investment operations:
Net investment income (loss)	0.05 (a)	0.28 (a)	0.25	0.28	0.26	0.30
Net realized and unrealized gain (loss)	0.88	(0.58)	(5.75)	3.52	4.33	0.64
Total from investment operations	0.93	(0.30)	(5.50)	3.80	4.59	0.94
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.29)	(0.27)	(0.33)	(0.27)	(0.31)
Net asset value, end of period	$15.43	$14.56	$15.15	$20.92	$17.45	$13.13
Total return (b)	6.39%	(2.21)%	(26.43)%	21.76%	35.42%	7.58%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$188,295	$205,288	$243,931	$385,920	$205,075	$75,502
Ratio of total expenses to average net assets	0.67% (c)	0.64%	0.61%	0.62%	0.66%	0.71%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.71% (c)	1.64%	1.28%	1.34%	1.86%	2.32%
Portfolio turnover rate (d)	9%	25%	21%	31%	42%	30%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$50.68	$43.42	$53.95	$42.07	$47.05	$56.78
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.67 (a)	1.01	0.87	1.28	0.87
Net realized and unrealized gain (loss)	11.54	7.24	(10.50)	11.79	(4.93)	(9.71)
Total from investment operations	11.99	7.91	(9.49)	12.66	(3.65)	(8.84)
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.65)	(1.04)	(0.78)	(1.33)	(0.89)
Net asset value, end of period	$62.25	$50.68	$43.42	$53.95	$42.07	$47.05
Total return (b)	23.71%	18.23%	(17.80)%	30.19%	(7.52)%	(15.64)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,337	$7,603	$8,685	$10,790	$6,310	$9,409
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.86%	1.42%	1.43%	1.21%
Ratio of net expenses to average net assets	0.65% (c)	0.65%	0.69%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.63% (c)	1.33%	1.68%	1.81%	2.68%	1.64%
Portfolio turnover rate (d)	11%	32%	92% (e)	18%	20%	14%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective July 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$94.00	$75.30	$92.48	$62.87	$49.51	$47.62
Income from investment operations:
Net investment income (loss)	0.55 (a)	1.27 (a)	0.93	0.64	0.58	0.67
Net realized and unrealized gain (loss)	20.28	18.64	(17.24)	29.73	13.27	1.84
Total from investment operations	20.83	19.91	(16.31)	30.37	13.85	2.51
Distributions paid to shareholders from:
Net investment income	(0.46)	(1.21)	(0.87)	(0.76)	(0.49)	(0.62)
Net asset value, end of period	$114.37	$94.00	$75.30	$92.48	$62.87	$49.51
Total return (b)	22.19%	26.39%	(17.70)%	48.35%	28.10%	5.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$995,046	$1,019,863	$538,430	$550,262	$56,579	$27,232
Ratio of total expenses to average net assets	0.58% (c)	0.57%	0.58%	0.63%	0.75%	0.82%
Ratio of net expenses to average net assets	0.58% (c)	0.57%	0.58%	0.63%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.09% (c)	1.34%	1.02%	1.11%	1.30%	1.40%
Portfolio turnover rate (d)	6%	23%	33%	20%	53%	31%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Global Natural Resources Income ETF (FTRI)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.69	$12.22	$12.97	$9.57	$11.47	$12.73
Income from investment operations:
Net investment income (loss)	0.26 (a)	0.79 (a)	1.17	0.80	0.53	0.72
Net realized and unrealized gain (loss)	0.65	0.46	(0.67)	3.29 (b)	(1.86)	(1.28)
Total from investment operations	0.91	1.25	0.50	4.09	(1.33)	(0.56)
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.78)	(1.25)	(0.69)	(0.57)	(0.70)
Net asset value, end of period	$13.27	$12.69	$12.22	$12.97	$9.57	$11.47
Total return (c)	7.18%	10.17%	3.27%	42.87%	(11.80)%	(4.42)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$188,470	$232,839	$199,747	$36,312	$5,740	$7,452
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	4.18% (d)	5.93%	11.85%	9.06%	4.94%	5.95%
Portfolio turnover rate (e)	10%	82%	69%	99%	66%	84%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Global Agriculture ETF (FTAG)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.06	$26.63	$29.53	$21.73	$22.87	$26.21
Income from investment operations:
Net investment income (loss)	0.16 (a)	0.76 (a)	0.56	0.45	0.45	0.51
Net realized and unrealized gain (loss)	(0.38)	(0.37) (b)	(2.97)	7.78	(1.20)	(3.17)
Total from investment operations	(0.22)	0.39	(2.41)	8.23	(0.75)	(2.66)
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.96)	(0.49)	(0.43)	(0.39)	(0.64)
Return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.17)	(0.96)	(0.49)	(0.43)	(0.39)	(0.68)
Net asset value, end of period	$25.67	$26.06	$26.63	$29.53	$21.73	$22.87
Total return (c)	(0.84)%	1.35%	(8.28)%	37.94%	(3.19)%	(10.16)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,009	$12,770	$22,370	$5,609	$3,040	$3,200
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.31% (d)	2.66%	2.50%	1.84%	2.16%	1.93%
Portfolio turnover rate (e)	7%	14%	26%	12%	17%	20%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx NextG ETF (NXTG)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$68.02	$55.75	$76.44	$59.05	$50.26	$49.63
Income from investment operations:
Net investment income (loss)	0.70 (a)	1.23 (a)	1.72	0.95	0.69	0.37
Net realized and unrealized gain (loss)	11.16	12.14	(20.13)	17.10	8.79	0.50
Total from investment operations	11.86	13.37	(18.41)	18.05	9.48	0.87
Distributions paid to shareholders from:
Net investment income	(0.79)	(1.10)	(1.88)	(0.62)	(0.69)	(0.24)
Net realized gain	—	—	(0.40)	(0.04)	—	—
Total distributions	(0.79)	(1.10)	(2.28)	(0.66)	(0.69)	(0.24)
Net asset value, end of period	$79.09	$68.02	$55.75	$76.44	$59.05	$50.26
Total return (b)	17.47%	24.01%	(24.71)%	30.62%	18.97%	1.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$391,520	$380,930	$471,056	$1,081,610	$590,535	$196,015
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.90% (c)	1.86%	2.12%	1.42%	1.52%	1.73%
Portfolio turnover rate (d)	9%	14%	21%	27%	30%	59%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Future Vehicles & Technology ETF (CARZ)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$51.47	$40.41	$58.17	$39.00	$32.04	$36.33
Income from investment operations:
Net investment income (loss)	0.20 (a)	0.69 (a)	1.38	0.60	0.34	1.02
Net realized and unrealized gain (loss)	7.72	11.18	(17.67)	19.04	7.07	(4.28)
Total from investment operations	7.92	11.87	(16.29)	19.64	7.41	(3.26)
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.81)	(1.47)	(0.47)	(0.45)	(1.03)
Net asset value, end of period	$59.17	$51.47	$40.41	$58.17	$39.00	$32.04
Total return (b)	15.41%	29.47%	(28.66)%	50.43%	23.33%	(8.97)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,459	$41,172	$40,415	$63,989	$29,246	$17,623
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.72% (c)	1.41%	2.57%	1.17%	1.09%	3.19%
Portfolio turnover rate (d)	15%	39%	133% (e)	42%	36%	24%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective January 26, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Cloud Computing ETF (SKYY)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$75.93	$60.30	$105.40	$78.48	$56.39	$56.71
Income from investment operations:
Net investment income (loss)	(0.05) (a)	(0.05) (a)	0.79	0.15	0.16	0.59
Net realized and unrealized gain (loss)	19.80	15.68	(45.08)	26.95	22.10	(0.31)
Total from investment operations	19.75	15.63	(44.29)	27.10	22.26	0.28
Distributions paid to shareholders from:
Net investment income	—	—	(0.81)	(0.18)	(0.17)	(0.60)
Net asset value, end of period	$95.68	$75.93	$60.30	$105.40	$78.48	$56.39
Total return (b)	26.01%	25.92%	(42.32)%	34.55%	39.54%	0.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,148,010	$2,646,045	$2,954,573	$6,239,449	$4,963,825	$2,168,198
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.12)% (c)	(0.07)%	0.96%	0.16%	0.24%	1.02%
Portfolio turnover rate (d)	18%	34%	42%	33%	35%	85%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Equity Opportunities ETF (FPXI)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$38.50	$35.71	$64.09	$56.64	$36.39	$35.10
Income from investment operations:
Net investment income (loss)	0.06 (a)	0.21 (a)	0.54	0.40	0.11	0.30
Net realized and unrealized gain (loss)	7.82	2.91	(28.51)	7.39	20.32 (b)	1.29
Total from investment operations	7.88	3.12	(27.97)	7.79	20.43	1.59
Distributions paid to shareholders from:
Net investment income	(0.09)	(0.33)	(0.41)	(0.34)	(0.18)	(0.30)
Net asset value, end of period	$46.29	$38.50	$35.71	$64.09	$56.64	$36.39
Total return (c)	20.48%	8.72%	(43.78)%	13.73%	56.24% (b)	4.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$159,704	$167,491	$321,421	$1,163,259	$356,803	$30,931
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.29% (d)	0.53%	0.74%	0.76%	0.38%	0.86%
Portfolio turnover rate (e)	52%	133%	119%	118%	114%	98%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $806, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Cybersecurity ETF (CIBR)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$45.44	$38.56	$48.80	$34.78	$27.63	$28.49
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.16 (a)	0.31	0.04	0.50	0.06
Net realized and unrealized gain (loss)	10.90	6.88	(10.25)	14.04	7.16	(0.86)
Total from investment operations	11.08	7.04	(9.94)	14.08	7.66	(0.80)
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.16)	(0.30)	(0.06)	(0.51)	(0.06)
Net asset value, end of period	$56.33	$45.44	$38.56	$48.80	$34.78	$27.63
Total return (b)	24.40%	18.29%	(20.53)%	40.50%	28.27%	(2.78)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,627,610	$4,964,584	$4,731,083	$4,770,298	$2,178,988	$979,650
Ratio of total expenses to average net assets	0.59% (c)	0.59%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.69% (c)	0.38%	0.63%	0.07%	1.54%	0.20%
Portfolio turnover rate (d)	17%	30%	54%	35%	46%	58%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2019 (a)
		2023	2022	2021	2020
Net asset value, beginning of period	$20.82	$17.10	$30.55	$24.88	$19.66	$19.70
Income from investment operations:
Net investment income (loss)	0.13 (b)	0.30 (b)	0.36	0.25	0.22	0.33
Net realized and unrealized gain (loss)	4.65	3.72	(13.43)	5.75	5.30	(0.06)
Total from investment operations	4.78	4.02	(13.07)	6.00	5.52	0.27
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.30)	(0.38)	(0.33)	(0.30)	(0.31)
Net asset value, end of period	$25.36	$20.82	$17.10	$30.55	$24.88	$19.66
Total return (c)	23.10%	23.49%	(42.95)%	24.19%	28.33%	1.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,072	$4,164	$5,131	$10,692	$2,488	$1,966
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70% (d)
Ratio of net investment income (loss) to average net assets	1.15% (d)	1.42%	1.31%	0.51%	0.74%	1.77% (d)
Portfolio turnover rate (e)	59%	119%	118%	118%	63%	67%

(a)	Inception date is October 4, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones International Internet ETF (FDNI)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2019 (a)
		2023	2022	2021	2020
Net asset value, beginning of period	$20.97	$19.49	$39.96	$39.08	$21.02	$19.69
Income from investment operations:
Net investment income (loss)	(0.01) (b)	0.08 (b)	0.00 (b) (c)	(0.18)	(0.03)	0.75
Net realized and unrealized gain (loss)	1.95	1.49	(20.47)	1.13 (d)	18.40	1.04
Total from investment operations	1.94	1.57	(20.47)	0.95	18.37	1.79
Distributions paid to shareholders from:
Net investment income	—	(0.09)	—	(0.07)	(0.31)	(0.46)
Net asset value, end of period	$22.91	$20.97	$19.49	$39.96	$39.08	$21.02
Total return (e)	9.25%	7.99%	(51.23)%	2.42%	88.27%	9.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,345	$26,208	$29,232	$103,903	$48,850	$4,204
Ratio of total expenses to average net assets	0.65% (f)	0.65%	0.65%	0.65%	0.65%	0.65% (f)
Ratio of net investment income (loss) to average net assets	(0.09)% (f)	0.37%	0.00% (g)	(0.55)%	(0.50)%	4.42% (f)
Portfolio turnover rate (h)	12%	65%	29%	34%	23%	61%

(a)	Inception date is November 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)	Amount is less than 0.01%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

	Six Months Ended 3/31/2024 (Unaudited)	Period Ended 9/30/2023 (a)

Net asset value, beginning of period	$19.66	$19.81
Income from investment operations:
Net investment income (loss) (b)	0.21	0.49
Net realized and unrealized gain (loss)	2.92	(0.31)
Total from investment operations	3.13	0.18
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.33)
Net asset value, end of period	$22.61	$19.66
Total return (c)	15.91%	0.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,651	$2,949
Ratio of total expenses to average net assets	0.75% (d)	0.75% (d)
Ratio of net investment income (loss) to average net assets	1.99% (d)	4.11% (d)
Portfolio turnover rate (e)	6%	12%

(a)	Inception date is March 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of nineteen exchange-traded funds. This report covers the sixteen funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)
First Trust Alerian Disruptive Technology Real Estate ETF – (NYSE Arca ticker “DTRE”)
First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)
First Trust Global Wind Energy ETF – (NYSE Arca ticker “FAN”)
First Trust Alerian U.S. NextGen Infrastructure ETF – (NYSE Arca ticker “RBLD”)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (Nasdaq, Inc. (“Nasdaq”) ticker “GRID”)
First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)
First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)
First Trust Indxx NextG ETF – (Nasdaq ticker “NXTG”)
First Trust S-Network Future Vehicles & Technology ETF – (Nasdaq ticker “CARZ”)
First Trust Cloud Computing ETF – (Nasdaq ticker “SKYY”)
First Trust International Equity Opportunities ETF – (Nasdaq ticker “FPXI”)
First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)
First Trust IPOX® Europe Equity Opportunities ETF – (Nasdaq ticker “FPXE”)
First Trust Dow Jones International Internet ETF – (Nasdaq ticker “FDNI”)
First Trust Bloomberg Emerging Market Democracies ETF – (NYSE Arca ticker “EMDM”)
Each of DTRE, FAN, GRID, FTRI, FTAG, CARZ, FPXI, CIBR, FPXE, FDNI and EMDM operates as a non-diversified series of the Trust. Each of FDD, FGD, RBLD, NXTG and SKYY operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust STOXX® European Select Dividend Index Fund	STOXX® Europe Select Dividend 30 Index
First Trust Alerian Disruptive Technology Real Estate ETF	Alerian Disruptive Technology Real Estate Index
First Trust Dow Jones Global Select Dividend Index Fund	Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF	ISE Clean Edge Global Wind EnergyTM Index
First Trust Alerian U.S. NextGen Infrastructure ETF	Alerian U.S. NextGen Infrastructure Index
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	Nasdaq Clean Edge Smart Grid InfrastructureTM Index
First Trust Indxx Global Natural Resources Income ETF	Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF	Indxx Global Agriculture Index
First Trust Indxx NextG ETF	Indxx 5G & NextG Thematic IndexSM
First Trust S-Network Future Vehicles & Technology ETF	S-Network Electric & Future Vehicle Ecosystem Index
First Trust Cloud Computing ETF	ISE CTA Cloud ComputingTM Index
First Trust International Equity Opportunities ETF	IPOX® International Index
First Trust Nasdaq Cybersecurity ETF	Nasdaq CTA CybersecurityTM Index
First Trust IPOX® Europe Equity Opportunities ETF	IPOX®-100 Europe Index
First Trust Dow Jones International Internet ETF	Dow Jones International Internet Index
First Trust Bloomberg Emerging Market Democracies ETF	Bloomberg Emerging Market Democracies Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2024, is included with each Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FAN. The Bank of New York Mellon (“BNYM”) acts as FAN’s securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2024, FAN, GRID, FTRI, NXTG, CARZ, SKYY, FPXI, and FPXE had securities in the securities lending program. During the six months ended March 31, 2024, FAN, RBLD, GRID, FRTI, NXTG, CARZ, SKYY, FPXI, and FPXE participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2024, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust STOXX® European Select Dividend Index Fund	$11,339,350	$—	$—
First Trust Alerian Disruptive Technology Real Estate ETF	637,446	—	—
First Trust Dow Jones Global Select Dividend Index Fund	39,597,608	—	—
First Trust Global Wind Energy ETF	4,348,626	—	—
First Trust Alerian U.S. NextGen Infrastructure ETF	97,141	—	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	10,318,462	—	—
First Trust Indxx Global Natural Resources Income ETF	15,107,267	—	—
First Trust Indxx Global Agriculture ETF	569,279	—	—
First Trust Indxx NextG ETF	6,776,282	—	—
First Trust S-Network Future Vehicles & Technology ETF	653,962	—	—
First Trust Cloud Computing ETF	—	—	—
First Trust International Equity Opportunities ETF	1,774,581	—	—
First Trust Nasdaq Cybersecurity ETF	18,090,451	—	—
First Trust IPOX® Europe Equity Opportunities ETF	74,090	—	—
First Trust Dow Jones International Internet ETF	121,095	—	—
First Trust Bloomberg Emerging Market Democracies ETF	26,281	—	—
As of September 30, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust STOXX® European Select Dividend Index Fund	$1,406,286	$(84,715,028)	$(16,836,923)
First Trust Alerian Disruptive Technology Real Estate ETF	151,779	(7,722,637)	(408,566)
First Trust Dow Jones Global Select Dividend Index Fund	4,982,215	(209,201,024)	(89,309,172)
First Trust Global Wind Energy ETF	340,291	(75,299,201)	(73,068,366)
First Trust Alerian U.S. NextGen Infrastructure ETF	5,031	(8,980,153)	198,179
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	593,843	(51,618,361)	(16,518,598)
First Trust Indxx Global Natural Resources Income ETF	1,345,983	(95,394,649)	(21,199,076)
First Trust Indxx Global Agriculture ETF	21,909	(21,056,332)	(3,414,171)
First Trust Indxx NextG ETF	928,216	(11,135,895)	(34,547,005)
First Trust S-Network Future Vehicles & Technology ETF	61,694	(15,410,071)	(4,314,215)
First Trust Cloud Computing ETF	—	(1,517,519,715)	(121,708,848)
First Trust International Equity Opportunities ETF	98,369	(362,941,971)	14,544,261
First Trust Nasdaq Cybersecurity ETF	878,527	(648,374,027)	307,851,876
First Trust IPOX® Europe Equity Opportunities ETF	33,970	(4,014,153)	290,838
First Trust Dow Jones International Internet ETF	—	(20,256,808)	(18,244,575)
First Trust Bloomberg Emerging Market Democracies ETF	9,327	(2,486)	(215,043)
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds except EMDM, the taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. For EMDM, the taxable period ended 2023 remains open to federal and state audit. As of March 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust STOXX® European Select Dividend Index Fund	$84,715,028
First Trust Alerian Disruptive Technology Real Estate ETF*	7,722,637
First Trust Dow Jones Global Select Dividend Index Fund	209,201,024
First Trust Global Wind Energy ETF	75,299,201
First Trust Alerian U.S. NextGen Infrastructure ETF	8,980,153
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	51,618,361
First Trust Indxx Global Natural Resources Income ETF	95,394,649
First Trust Indxx Global Agriculture ETF	21,056,332
First Trust Indxx NextG ETF	11,135,895
First Trust S-Network Future Vehicles & Technology ETF	15,410,071
First Trust Cloud Computing ETF	1,517,519,715
First Trust International Equity Opportunities ETF	362,941,971
First Trust Nasdaq Cybersecurity ETF	648,374,027
First Trust IPOX® Europe Equity Opportunities ETF	4,014,153
First Trust Dow Jones International Internet ETF	20,256,808
First Trust Bloomberg Emerging Market Democracies ETF	2,486

*
$75,097 of First Trust Alerian Disruptive Technology Real Estate ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $38,346 per year.

During the taxable year ended September 30, 2023, the following Fund utilized capital loss carryforwards in the following amounts:

Capital Loss Carryforward Utilized
First Trust Alerian U.S. NextGen Infrastructure ETF	$10,164
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2023, the Funds had no net late year ordinary or capital losses.
As of March 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust STOXX® European Select Dividend Index Fund	$153,646,991	$15,523,634	$(9,638,891)	$5,884,743
First Trust Alerian Disruptive Technology Real Estate ETF	17,265,196	2,456,586	(1,435,749)	1,020,837
First Trust Dow Jones Global Select Dividend Index Fund	554,789,589	44,346,892	(54,285,163)	(9,938,271)
First Trust Global Wind Energy ETF	267,697,284	16,935,860	(72,387,795)	(55,451,935)
First Trust Alerian U.S. NextGen Infrastructure ETF	7,450,562	2,229,329	(352,041)	1,877,288
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	882,175,472	178,129,775	(63,543,044)	114,586,731
First Trust Indxx Global Natural Resources Income ETF	200,340,082	16,298,312	(22,967,158)	(6,668,846)
First Trust Indxx Global Agriculture ETF	12,672,927	490,909	(3,141,304)	(2,650,395)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Indxx NextG ETF	$370,475,608	$68,937,898	$(44,991,623)	$23,946,275
First Trust S-Network Future Vehicles & Technology ETF	38,110,807	6,787,620	(5,042,892)	1,744,728
First Trust Cloud Computing ETF	2,750,004,008	863,868,990	(420,731,568)	443,137,422
First Trust International Equity Opportunities ETF	125,509,086	34,838,190	(618,227)	34,219,963
First Trust Nasdaq Cybersecurity ETF	5,347,914,844	1,434,116,501	(167,096,107)	1,267,020,394
First Trust IPOX® Europe Equity Opportunities ETF	3,953,777	1,219,292	(92,945)	1,126,347
First Trust Dow Jones International Internet ETF	35,733,742	872,289	(10,684,525)	(9,812,236)
First Trust Bloomberg Emerging Market Democracies ETF	5,076,445	753,763	(178,515)	575,248
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Alerian U.S. NextGen Infrastructure ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles & Technology ETF, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust IPOX® Europe Equity Opportunities ETF, First Trust Dow Jones International Internet ETF, and First Trust Bloomberg Emerging Market Democracies ETF (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust STOXX® European Select Dividend Index Fund	STOXX Limited
First Trust Alerian Disruptive Technology Real Estate ETF	VettaFi LLC
First Trust Dow Jones Global Select Dividend Index Fund	S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF	Nasdaq, Inc.
First Trust Alerian U.S. NextGen Infrastructure ETF	VettaFi LLC
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF	Indxx, Inc.
First Trust Indxx Global Agriculture ETF	Indxx, Inc.
First Trust Indxx NextG ETF	Indxx, Inc.
First Trust S-Network Future Vehicles & Technology ETF	VettaFi LLC
First Trust Cloud Computing ETF	Nasdaq, Inc.
First Trust International Equity Opportunities ETF	IPOX® Schuster LLC
First Trust Nasdaq Cybersecurity ETF	Nasdaq, Inc.
First Trust IPOX® Europe Equity Opportunities ETF	IPOX® Schuster LLC
First Trust Dow Jones International Internet ETF	S&P Dow Jones Indices LLC
First Trust Bloomberg Emerging Market Democracies ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	RBLD	SKYY	CIBR
Fund net assets up to and including $2.5 billion	0.65000%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%	0.540%	0.540%
Fund net assets greater than $15 billion	0.55250%	0.510%	0.510%

Breakpoints	DTRE	FTRI	FTAG	NXTG
Fund net assets up to and including $2.5 billion	0.600%	0.7000%	0.7000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.6825%	0.6825%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.6650%	0.6650%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.6475%	0.6475%	0.6475%
Fund net assets greater than $10 billion	0.540%	0.6300%	0.6300%	0.6300%

Breakpoints	CARZ	FPXI	FPXE	FDNI
Fund net assets up to and including $2.5 billion	0.7000%	0.7000%	0.7000%	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.6825%	0.6825%	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.6650%	0.6650%	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.6475%	0.6475%	0.60125%
Fund net assets greater than $10 billion	0.6300%	0.6300%	0.6300%	0.58500%

Breakpoints	EMDM
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
For the First Trust STOXX® European Select Dividend Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, and First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (such Funds, the “Expense Cap Funds”), First Trust is paid an annual management fee of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%
Fund net assets greater than $10 billion	0.36%
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least January 31, 2025.

Expense Cap
First Trust STOXX® European Select Dividend Index Fund	0.60%
First Trust Dow Jones Global Select Dividend Index Fund	0.60%
First Trust Global Wind Energy ETF	0.60%
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	0.70%
The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust STOXX® European Select Dividend Index Fund	$64,539,607	$65,082,198
First Trust Alerian Disruptive Technology Real Estate ETF	2,966,728	2,849,738
First Trust Dow Jones Global Select Dividend Index Fund	188,255,791	209,849,970
First Trust Global Wind Energy ETF	17,010,542	18,285,489
First Trust Alerian U.S. NextGen Infrastructure ETF	915,448	914,106
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	53,484,120	65,402,812
First Trust Indxx Global Natural Resources Income ETF	21,766,492	22,814,942
First Trust Indxx Global Agriculture ETF	748,883	1,225,962
First Trust Indxx NextG ETF	35,567,219	44,042,709
First Trust S-Network Future Vehicles & Technology ETF	5,821,932	6,539,532
First Trust Cloud Computing ETF	512,880,026	513,938,057
First Trust International Equity Opportunities ETF	85,354,808	91,987,702
First Trust Nasdaq Cybersecurity ETF	977,681,584	987,732,818
First Trust IPOX® Europe Equity Opportunities ETF	2,652,698	2,692,218
First Trust Dow Jones International Internet ETF	3,406,385	3,099,839
First Trust Bloomberg Emerging Market Democracies ETF	1,573,690	281,485
For the six months ended March 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust STOXX® European Select Dividend Index Fund	$—	$31,367,529
First Trust Alerian Disruptive Technology Real Estate ETF	—	4,100,977

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
	Purchases	Sales
First Trust Dow Jones Global Select Dividend Index Fund	$11,837,043	$131,683,623
First Trust Global Wind Energy ETF	2,837,466	29,989,889
First Trust Alerian U.S. NextGen Infrastructure ETF	—	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	124,609,219	288,500,381
First Trust Indxx Global Natural Resources Income ETF	—	50,029,014
First Trust Indxx Global Agriculture ETF	989,250	3,117,632
First Trust Indxx NextG ETF	9,227,286	49,953,053
First Trust S-Network Future Vehicles & Technology ETF	—	7,466,108
First Trust Cloud Computing ETF	103,452,646	257,168,428
First Trust International Equity Opportunities ETF	—	32,195,115
First Trust Nasdaq Cybersecurity ETF	1,168,006,907	694,285,089
First Trust IPOX® Europe Equity Opportunities ETF	—	—
First Trust Dow Jones International Internet ETF	—	2,144,023
First Trust Bloomberg Emerging Market Democracies ETF	646,062	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2025 for all the Funds except EMDM, and February 28, 2025 for EMDM.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund II
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Period Ended March 31, 2024

First Trust Exchange-Traded Fund II
Book 2

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
First Trust Indxx Metaverse ETF (ARVR)
First Trust Emerging Markets Human Flourishing ETF (FTHF)

Table of Contents
First Trust Exchange-Traded Fund II
Semi-Annual Report
March 31, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund II
Semi-Annual Letter from the Chairman and CEO
March 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund II (the “Funds”), which contains detailed information about the Funds for the six-month period ended March 31, 2024. Please note that the First Trust Emerging Markets Human Flourishing ETF (FTHF) was incepted on October 30, 2023, so information in this letter and the report prior to that date will not apply to that Fund.
On March 21, 2024, the Swiss National Bank (“SNB”) unexpectedly announced a reduction of 25 basis points (“bps”) to its policy interest rate, lowering the metric from 1.75% to 1.50%. The move marked the SNB’s first interest rate cut in nine years and made Switzerland the first member of the so-called “Group of 10” (“G10”) to announce a policy rate reduction since the global battle with inflation began post COVID-19. Notably, the SNB’s announcement stood in stark contrast to the Bank of Japan’s revelation earlier in the same week that it would be raising interest rates for the first time in 17 years. Investors may be wondering why these two nations are undertaking divergent interest rate policies. From our perspective, the answer lies in the data. Despite recent disinflation, just two of the 11 countries that comprise the G10 boast headline inflation that lies below their target rate. Those countries are Denmark and Switzerland, with headline inflation of 0.8% and 1.0%, respectively. By contrast, headline inflation stood at 2.8% in Japan, above the Bank of Japan’s stated policy rate of 2.0%.
In the U.S., the trailing 12-month rate of the Consumer Price Index stood at 3.5% at the end of March 2024, down from its most-recent high of 9.1% at the end of June 2022, but up from its most recent low of 3.0% in June 2023. Continued inflationary pressures, along with better-than-expected economic data, continue to fuel the debate regarding the timing of interest rate cuts in the U.S. In December 2023, the Federal Reserve (the “Fed”) announced that they expected to implement three interest rate cuts for a total of 75 bps in 2024. The announcement was met with exuberance, sending the S&P 500® Index surging by 12.10% on a total return basis between December 13, 2023, the date of the Fed’s announcement, and the end of March 2024. That said, investors may have overestimated the timing of these cuts. On December 29, 2023, the Federal Funds rate futures market projected that the Fed would implement six rate cuts totaling 158 bps in 2024. As of the end of March 2024, that same futures market estimated that just two cuts, totaling 67 bps, were likely to occur by the end of the year.
Attention remains focused on the U.S. consumer, with reports that the current pace of spending may be unsustainable over the long-term. One justification for this view is recent analysis by the Federal Reserve Bank of San Francisco, which revealed that the excess savings consumers built up during the pandemic are likely to be completely drawn down in the first half of 2024. That said, the Fed also reported that U.S. household net worth surged by 3.2% on a quarter-over-quarter basis to a record $156.2 trillion in the fourth quarter of 2023. While it is true that many households are feeling the sting of persistent inflation, the increase in wealth brought on by surging equity valuations and home prices mitigated some of that pain, in our opinion.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund II
Semi-Annual Report
March 31, 2024
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the Global Economy/Investing
The latest global growth forecast from the International Monetary Fund (“IMF”) released in April 2024 sees real gross domestic product (“GDP”) rising by 3.2% worldwide in 2024, up from their forecast of 3.1% in January 2024. The IMF is forecasting a 2.7% increase in the U.S. GDP, up from its January 2024 estimate of 2.1%. The GDP in Emerging Market and Developing Economies is expected to grow by 4.2% this year, up from the IMF’s 4.1% estimate in January 2024. The IMF notes that its current global growth forecast remains below the historical average (2000-2019) of 3.8%, reflecting restrictive monetary policies and low productivity growth.
In the U.S., inflation, as measured by the Consumer Price Index (“CPI”), stood at 3.5% on a trailing 12-month basis at the end of March 2024, according to the U.S. Bureau of Labor Statistics. While it is true that the CPI decreased from its most recent high of 9.1% set in June 2022, the rate has increased from its most recent low of 3.0% set in June 2023.
Performance of Global Stocks and Bonds
The major U.S. stock indices were markedly higher over the past six months. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 23.48%, 22.78%, and 17.95%, respectively, for the six-month period ended March 31, 2024. Each of the 11 major sectors that comprise the Index were positive on a total return basis. The top performer was the Information Technology sector, up 32.03%, while the worst showing came from the Energy sector, which was up 5.80%.
A Bloomberg survey of twenty-one equity strategists found that their average 2024 year-end price target for the Index was 4,962 as of March 19, 2024. The highest and lowest estimates were 5,400 and 4,200, respectively. Brian Wesbury, Chief Economist at First Trust, announced in December 2023 that he is looking for a year-end price target of 4,500. The Index closed trading on March 28, 2024, at an all-time high of 5,254.35. The outlook for U.S. corporate earnings in 2024 is very strong. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for the 2024 and 2025 calendar years stood at 8.99% and 13.34%, respectively, as of March 31, 2024.
The broader foreign stock indices experienced positive total returns over the past six months. For the six-month period ended March 31, 2024, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 16.57% (USD) and 10.12% (USD), respectively, according to Bloomberg. The major foreign bond indices were also positive over the period. The Bloomberg Global Aggregate Bond Index of higher quality debt posted a total return of 6.17% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by 10.07% (USD), according to Bloomberg. The U.S. Dollar fell 1.59% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).
The U.S. bond market also saw positive total returns. The top performing major debt group we track was long duration municipal bonds. The Bloomberg Municipal Long Bond Index (22+ Years) posted a total return of 10.78% for the six-month period ended March 31, 2024. The worst-performing U.S. debt group that we track was U.S. Treasuries. The Bloomberg U.S. Treasury Intermediate Index posted a total return of 3.69% over the period. The yield on the benchmark 10-Year Treasury Note (“T-Note”) fell by 37 basis points in the period to close at 4.20% on March 28, 2024, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.35% for the 10-year period ended March 31, 2024.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
The First Trust Nasdaq Lux Digital Health Solutions ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Lux Health TechTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “EKG.” The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index is designed to measure the performance of a selection of companies that are primarily engaged in and involved at the intersection of healthcare and technology, as classified by Lux Capital based on analysis of the products and services offered by those companies.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	Inception (3/22/22) to 3/31/24	Inception (3/22/22) to 3/31/24
Fund Performance
NAV	19.73%	-1.92%	-9.05%	-17.47%
Market Price	19.67%	-1.52%	-9.10%	-17.56%
Index Performance
Nasdaq Lux Health TechTM Index	20.12%	-1.24%	-8.46%	-16.39%
S&P Composite 1500® Health Care Index	15.74%	15.41%	5.10%	10.60%
(See Notes to Fund Performance Overview on page 10.)

Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG) (Continued)

Sector Allocation	% of Total Long-Term Investments
Health Care	98.8%
Financials	1.2
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Dexcom, Inc.	9.2%
ResMed, Inc.	8.7
Intuitive Surgical, Inc.	7.9
Veeva Systems, Inc., Class A	7.8
IQVIA Holdings, Inc.	7.8
Exact Sciences Corp.	4.6
Align Technology, Inc.	4.1
Natera, Inc.	4.0
Hologic, Inc.	4.0
Insulet Corp.	4.0
Total	62.1%

Performance of a $10,000 Initial Investment
March 22, 2022 - March 31, 2024
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
3/22/22
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
$11,060
$8,361
$8,253
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq Lux Health Tech™ Index
S&P Composite 1500® Health Care Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Metaverse ETF (ARVR)
The First Trust Indxx Metaverse ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Indxx Metaverse Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “ARVR.” Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Index is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Fund’s investment advisor or the Fund’s distributor. According to the Index Provider, the Index is a rules-based index, however, the Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index. “Metaverse” is a term used to describe the next generation of the Internet, which has the potential to allow creators to build the next chapter of human interaction through immersive experiences in three-dimensional virtual spaces. The Index is comprised of companies that provide services and products that support the infrastructure and applications of the Metaverse.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	Inception (4/19/22) to 3/31/24	Inception (4/19/22) to 3/31/24
Fund Performance
NAV	21.91%	20.76%	8.77%	17.80%
Market Price	22.60%	21.40%	9.18%	18.66%
Index Performance
Indxx Metaverse Index	22.38%	21.75%	9.69%	19.73%
MSCI ACWI Index	20.07%	23.15%	8.27%	16.74%
(See Notes to Fund Performance Overview on page 10.)

Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Metaverse ETF (ARVR) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	58.9%
Communication Services	37.8
Consumer Discretionary	2.4
Health Care	0.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
NVIDIA Corp.	4.7%
Micron Technology, Inc.	4.0
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.8
Meta Platforms, Inc., Class A	3.7
Netflix, Inc.	3.5
Advanced Micro Devices, Inc.	3.5
QUALCOMM, Inc.	3.5
Amphenol Corp., Class A	3.4
Synopsys, Inc.	3.3
NetEase, Inc.	3.2
Total	36.6%

Performance of a $10,000 Initial Investment
April 19, 2022 - March 31, 2024

$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
4/19/22
9/30/22
3/31/23
9/30/23
3/31/24
$11,973
$11,780
$11,674
First Trust Indxx Metaverse ETF
Indxx Metaverse Index
MSCI ACWI Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Human Flourishing ETF (FTHF)
The First Trust Emerging Markets Human Flourishing ETF (the “Fund”) seeks investment results that correspond generally to the price and yield, before fees and expenses, of an equity index called the Emerging Markets Human Flourishing Index (the “Index”). The shares of the Fund are listed and trade on NYSE Arca, Inc. under the ticker symbol “FTHF.” The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed and sponsored by Oak City Consulting, LLC (the “Index Provider”). The Index Provider has retained Bloomberg Index Services Limited to calculate and maintain the Index. First Trust Advisors L.P., the Fund’s investment advisor, maintains no discretion with regard to the compilation and composition of the Index or any changes thereto. According to the Index Provider, the Index is constructed to track the performance of companies within emerging market countries that sufficiently promote human flourishing. According to the Index Provider, the essence of human flourishing is that all humans are worthy of being treated with dignity and respect. To be eligible for inclusion in the Index, a security must be a constituent of the Bloomberg Emerging Markets Large & Mid Cap universe and be issued by a company domiciled in a country that has a sufficient “Human Dignity Score.”

Performance
Cumulative Total Returns
Inception (10/30/23) to 3/31/24
Fund Performance
NAV	19.60%
Market Price	20.35%
Index Performance
Emerging Markets Human Flourishing Index	20.06%
MSCI Emerging Markets Index	13.74%
(See Notes to Fund Performance Overview on page 10.)

“Bloomberg®” and Emerging Markets Human Flourishing Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Human Flourishing ETF (FTHF) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	33.7%
Information Technology	27.0
Consumer Staples	11.2
Industrials	7.2
Materials	6.9
Energy	3.7
Utilities	3.4
Health Care	2.1
Consumer Discretionary	2.0
Real Estate	1.5
Communication Services	1.3
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Taiwan Semiconductor Manufacturing Co., Ltd.	10.2%
Samsung Electronics Co., Ltd.	8.1
Itau Unibanco Holding S.A.	4.2
Grupo Financiero Banorte S.A.B. de C.V., Class O	3.8
Wal-Mart de Mexico S.A.B. de C.V.	3.7
Gold Fields Ltd.	2.8
WEG S.A.	2.6
ORLEN S.A.	2.2
B3 S.A. - Brasil Bolsa Balcao	1.7
Powszechna Kasa Oszczednosci Bank Polski S.A.	1.6
Total	40.9%

Performance of a $10,000 Initial Investment
October 30, 2023 - March 31, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
10/30/23
3/31/24
$12,006
$11,960
$11,374
First Trust Emerging Markets Human Flourishing ETF
Emerging Markets Human Flourishing Index
MSCI Emerging Markets Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund II
Understanding Your Fund Expenses
March 31, 2024 (Unaudited)
As a shareholder of First Trust Nasdaq Lux Digital Health Solutions ETF, First Trust Indxx Metaverse ETF, or First Trust Emerging Markets Human Flourishing ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended March 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this six-month (or shorter) period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Actual	$1,000.00	$1,197.30	0.65%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
First Trust Indxx Metaverse ETF (ARVR)
Actual	$1,000.00	$1,219.10	0.70%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54

	Beginning Account Value October 30, 2023 (b)	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period October 30, 2023 (b) to March 31, 2024 (c)
First Trust Emerging Markets Human Flourishing ETF (FTHF)
Actual	$1,000.00	$1,196.00	0.75%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(October 1, 2023 through March 31, 2024), multiplied by 183/366 (to reflect the six-month period).

(b)	Inception date.
(c)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(October 30, 2023 through March 31, 2024), multiplied by 153/366. Hypothetical expenses are assumed for the most recent six-month period.

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 10.8%
1,672	Exact Sciences Corp. (a)	$115,468
958	Myriad Genetics, Inc. (a)	20,425
1,113	Natera, Inc. (a)	101,795
529	Twist Bioscience Corp. (a)	18,150
796	Veracyte, Inc. (a)	17,639
		273,477
	Health Care Equipment & Supplies — 52.0%
318	Align Technology, Inc. (a)	104,279
1,210	Alphatec Holdings, Inc. (a)	16,686
1,672	Dexcom, Inc. (a)	231,907
303	Establishment Labs Holdings, Inc. (a)	15,423
1,288	Globus Medical, Inc., Class A (a)	69,088
1,303	Hologic, Inc. (a)	101,582
337	Inspire Medical Systems, Inc. (a)	72,384
586	Insulet Corp. (a)	100,440
499	Intuitive Surgical, Inc. (a)	199,146
276	iRhythm Technologies, Inc. (a)	32,016
424	Masimo Corp. (a)	62,264
460	PROCEPT BioRobotics Corp. (a)	22,733
469	QuidelOrtho Corp. (a)	22,484
1,107	ResMed, Inc.	219,219
642	Tandem Diabetes Care, Inc. (a)	22,733
324	TransMedics Group, Inc. (a)	23,957
		1,316,341
	Health Care Providers & Services — 6.3%
631	Accolade, Inc. (a)	6,613
1,342	Guardant Health, Inc. (a)	27,686
2,091	Hims & Hers Health, Inc. (a)	32,348
1,384	LifeStance Health Group, Inc. (a)	8,539
657	Nano-X Imaging Ltd. (a)	6,419
1,279	NeoGenomics, Inc. (a)	20,106
1,114	Privia Health Group, Inc. (a)	21,823
943	Progyny, Inc. (a)	35,975
		159,509
	Health Care Technology — 11.4%
679	Definitive Healthcare Corp. (a)	5,479
1,332	Doximity, Inc., Class A (a)	35,844
1,041	GoodRx Holdings, Inc., Class A (a)	7,391
601	Schrodinger, Inc. (a)	16,227
1,717	Teladoc Health, Inc. (a)	25,927
853	Veeva Systems, Inc., Class A (a)	197,632
		288,500
Shares	Description	Value

	Insurance — 1.3%
2,118	Oscar Health, Inc., Class A (a)	$31,495
	Life Sciences Tools & Services — 18.2%
1,068	10X Genomics, Inc., Class A (a)	40,082
1,546	Adaptive Biotechnologies Corp. (a)	4,963
1,294	Cytek Biosciences, Inc. (a)	8,683
688	Illumina, Inc. (a)	94,476
778	IQVIA Holdings, Inc. (a)	196,748
2,452	Pacific Biosciences of California, Inc. (a)	9,195
2,248	QIAGEN N.V.	96,641
444	Quanterix Corp. (a)	10,461
		461,249
	Total Common Stocks	2,530,571
	(Cost $2,566,482)
MONEY MARKET FUNDS — 0.0%
1,591	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (b)	1,591
	(Cost $1,591)

	Total Investments — 100.0%	2,532,162
	(Cost $2,568,073)
	Net Other Assets and Liabilities — (0.0)%	(973)
	Net Assets — 100.0%	$2,531,189

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,530,571	$ 2,530,571	$ —	$ —
Money Market Funds	1,591	1,591	—	—
Total Investments	$2,532,162	$2,532,162	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Communications Equipment — 1.3%
5,103	Sercomm Corp. (TWD)	$22,961
	Electronic Equipment, Instruments & Components — 6.4%
522	Amphenol Corp., Class A	60,213
35,419	AUO Corp. (TWD)	20,032
6,502	Sunny Optical Technology Group Co., Ltd. (HKD)	33,187
		113,432
	Entertainment — 29.0%
1,232	Capcom Co., Ltd. (JPY)	22,999
1,930	DeNA Co., Ltd. (JPY)	19,041
365	Electronic Arts, Inc.	48,425
1,182	GungHo Online Entertainment, Inc. (JPY)	18,876
1,736	Koei Tecmo Holdings Co., Ltd. (JPY)	18,446
1,262	Mixi, Inc. (JPY)	21,775
2,742	NetEase, Inc. (HKD)	57,034
102	Netflix, Inc. (b)	61,948
464	Netmarble Corp. (KRW) (b) (c) (d)	21,748
2,612	Nexon Co., Ltd. (JPY)	43,309
940	Nintendo Co., Ltd. (JPY)	51,285
1,185	ROBLOX Corp., Class A (b)	45,243
510	Square Enix Holdings Co., Ltd. (JPY)	19,614
311	Take-Two Interactive Software, Inc. (b)	46,180
872	Ubisoft Entertainment S.A. (EUR) (b)	18,350
		514,273
	Health Care Technology — 0.9%
1,001	Teladoc Health, Inc. (b)	15,115
	Household Durables — 2.4%
494	Sony Group Corp. (JPY)	42,195
	Interactive Media & Services — 8.7%
136	Meta Platforms, Inc., Class A	66,039
2,943	Snap, Inc., Class A (b)	33,786
1,400	Tencent Holdings Ltd. (HKD)	54,341
		154,166
	IT Services — 1.0%
1,113	Keywords Studios PLC (GBP)	18,290
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 30.8%
340	Advanced Micro Devices, Inc. (b)	$61,366
1,056	Intel Corp.	46,643
587	Microchip Technology, Inc.	52,660
603	Micron Technology, Inc.	71,088
92	NVIDIA Corp.	83,127
362	QUALCOMM, Inc.	61,287
1,151	STMicroelectronics N.V. (EUR)	49,590
497	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	67,617
304	Texas Instruments, Inc.	52,960
		546,338
	Software — 13.6%
84	Adobe, Inc. (b)	42,386
131	Microsoft Corp.	55,114
101	Synopsys, Inc. (b)	57,721
1,445	Unity Software, Inc. (b)	38,582
734	Zoom Video Communications, Inc., Class A (b)	47,982
		241,785
	Technology Hardware, Storage & Peripherals — 5.6%
271	Apple, Inc.	46,471
27,224	Xiaomi Corp., Class B (HKD) (b) (c) (d)	51,965
		98,436
	Total Common Stocks	1,766,991
	(Cost $1,493,341)
MONEY MARKET FUNDS — 0.2%
3,563	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (e)	3,563
	(Cost $3,563)

	Total Investments — 99.9%	1,770,554
	(Cost $1,496,904)
	Net Other Assets and Liabilities — 0.1%	1,812
	Net Assets — 100.0%	$1,772,366

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	65.8%
JPY	14.6
HKD	11.1
EUR	3.9
TWD	2.4
KRW	1.2
GBP	1.0
Total	100.0%

Country Allocation†	% of Net Assets
United States	61.9%
Japan	14.6
Cayman Islands	11.1
Taiwan	6.2
Netherlands	2.8
South Korea	1.2
France	1.1
United Kingdom	1.0
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,766,991	$ 1,766,991	$ —	$ —
Money Market Funds	3,563	3,563	—	—
Total Investments	$1,770,554	$1,770,554	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Brazil — 16.7%
300,413	B3 S.A. - Brasil Bolsa Balcao (BRL)	$718,178
36,004	BB Seguridade Participacoes S.A. (BRL)	233,451
33,019	Cia de Saneamento Basico do Estado de Sao Paulo (BRL)	557,624
138,424	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	346,654
112,251	Gerdau S.A. (Preference Shares) (BRL)	496,864
257,220	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	1,776,549
292,932	Itausa S.A. (Preference Shares) (BRL)	613,268
66,060	PRIO S.A. (BRL)	641,976
115,772	Raia Drogasil S.A. (BRL)	631,790
146,412	WEG S.A. (BRL)	1,115,153
		7,131,507
	Cayman Islands — 0.4%
1,800	Airtac International Group (TWD)	62,431
964	Alchip Technologies Ltd. (TWD)	95,335
		157,766
	Chile — 2.2%
2,307,194	Banco de Chile (CLP)	256,677
13,794	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	671,531
		928,208
	Czech Republic — 1.3%
15,688	CEZ A.S. (CZK)	559,853
	Greece — 1.1%
131,725	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	253,243
29,088	National Bank of Greece S.A. (EUR) (c)	227,706
		480,949
	Mexico — 14.4%
40,900	Arca Continental S.A.B. de C.V. (MXN)	446,408
48,570	Coca-Cola Femsa S.A.B. de C.V. (MXN)	468,565
374,969	Fibra Uno Administracion S.A. de C.V. (MXN)	622,749
17,673	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	557,431
124,410	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	587,233
Shares	Description	Value

	Mexico (Continued)
153,826	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	$1,631,946
87,689	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	269,695
388,111	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	1,564,163
		6,148,190
	Philippines — 0.9%
139,340	BDO Unibank, Inc. (PHP)	382,959
	Poland — 7.8%
11,199	Bank Polska Kasa Opieki S.A. (PLN)	509,861
4,644	Dino Polska S.A. (PLN) (c) (d) (e)	450,762
13,249	KGHM Polska Miedz S.A. (PLN)	378,633
56,491	ORLEN S.A. (PLN)	920,420
47,054	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	699,042
30,314	Powszechny Zaklad Ubezpieczen S.A. (PLN)	370,435
		3,329,153
	South Africa — 12.6%
38,587	Absa Group Ltd. (ZAR)	301,789
24,476	Bid Corp., Ltd. (ZAR)	596,793
25,635	Bidvest Group (The) Ltd. (ZAR)	328,234
3,312	Capitec Bank Holdings Ltd. (ZAR)	366,487
198,907	FirstRand Ltd. (ZAR)	648,286
75,280	Gold Fields Ltd. (ZAR)	1,207,898
73,223	Impala Platinum Holdings Ltd. (ZAR)	302,750
26,064	Nedbank Group Ltd. (ZAR)	314,681
259,885	Old Mutual Ltd. (ZAR)	161,228
87,911	Sanlam Ltd. (ZAR)	322,077
40,640	Sasol Ltd. (ZAR)	314,112
56,094	Standard Bank Group Ltd. (ZAR)	548,619
		5,412,954
	South Korea — 20.3%
4,037	Celltrion, Inc. (KRW)	551,161
8,136	Hana Financial Group, Inc. (KRW)	355,960
1,661	Hyundai Mobis Co., Ltd. (KRW)	322,638
9,360	KB Financial Group, Inc. (KRW)	488,771
6,616	Kia Corp. (KRW)	550,412
260	Korea Zinc Co., Ltd. (KRW)	87,777
3,960	NAVER Corp. (KRW)	550,356
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
540	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	$334,128
2,164	Samsung C&T Corp. (KRW)	257,349
1,482	Samsung Electro-Mechanics Co., Ltd. (KRW)	165,015
57,745	Samsung Electronics Co., Ltd. (KRW)	3,465,772
900	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	206,574
2,052	Samsung Life Insurance Co., Ltd. (KRW)	145,564
1,440	Samsung SDI Co., Ltd. (KRW)	510,752
13,892	Shinhan Financial Group Co., Ltd. (KRW)	487,059
17,532	Woori Financial Group, Inc. (KRW)	190,003
		8,669,291
	Taiwan — 21.8%
6,546	Accton Technology Corp. (TWD)	93,782
6,516	Advantech Co., Ltd. (TWD)	82,866
8,820	Asustek Computer, Inc. (TWD)	116,714
8,352	Catcher Technology Co., Ltd. (TWD)	56,761
115,056	Cathay Financial Holding Co., Ltd. (TWD)	173,464
85,572	Chang Hwa Commercial Bank Ltd. (TWD)	48,530
214,114	China Development Financial Holding Corp. (TWD) (c)	92,661
239,645	CTBC Financial Holding Co., Ltd. (TWD)	242,614
25,172	Delta Electronics, Inc. (TWD)	269,390
10,440	E Ink Holdings, Inc. (TWD)	74,051
192,685	E.Sun Financial Holding Co., Ltd. (TWD)	163,463
904	eMemory Technology, Inc. (TWD)	67,793
147,613	First Financial Holding Co., Ltd. (TWD)	127,302
63,576	Formosa Plastics Corp. (TWD)	135,283
102,703	Fubon Financial Holding Co., Ltd. (TWD)	222,392
7,488	Gigabyte Technology Co., Ltd. (TWD)	73,234
1,152	Global Unichip Corp. (TWD)	43,915
130,477	Hua Nan Financial Holdings Co., Ltd. (TWD)	93,362
34,884	Inventec Corp. (TWD)	63,765
1,265	Largan Precision Co., Ltd. (TWD)	96,050
Shares	Description	Value

	Taiwan (Continued)
29,304	Lite-On Technology Corp. (TWD)	$97,059
19,046	MediaTek, Inc. (TWD)	690,342
144,265	Mega Financial Holding Co., Ltd. (TWD)	181,439
9,288	Micro-Star International Co., Ltd. (TWD)	48,467
7,747	Novatek Microelectronics Corp. (TWD)	142,578
23,544	Pegatron Corp. (TWD)	73,346
36,712	Quanta Computer, Inc. (TWD)	321,195
5,760	Realtek Semiconductor Corp. (TWD)	100,249
183,217	Shin Kong Financial Holding Co., Ltd. (TWD) (c)	46,143
146,857	SinoPac Financial Holdings Co., Ltd. (TWD)	98,659
160,501	Taishin Financial Holding Co., Ltd. (TWD)	90,021
134,149	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	108,984
180,625	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	4,340,170
16,560	Unimicron Technology Corp. (TWD)	98,314
151,595	United Microelectronics Corp. (TWD)	246,315
900	Voltronic Power Technology Corp. (TWD)	46,401
1,052	Wiwynn Corp. (TWD)	71,988
32,652	Yang Ming Marine Transport Corp. (TWD)	44,994
164,065	Yuanta Financial Holding Co., Ltd. (TWD)	154,307
		9,338,363
	Total Common Stocks	42,539,193
	(Cost $40,387,807)
MONEY MARKET FUNDS — 0.2%
86,464	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (f)	86,464
	(Cost $86,464)

	Total Investments — 99.7%	42,625,657
	(Cost $40,474,271)
	Net Other Assets and Liabilities — 0.3%	126,165
	Net Assets — 100.0%	$42,751,822

See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Fund Performance Overview.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
TWD	22.3%
KRW	20.4
BRL	16.7
MXN	14.4
ZAR	12.7
PLN	7.8
CLP	2.2
CZK	1.3
EUR	1.1
PHP	0.9
USD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 42,539,193	$ 42,539,193	$ —	$ —
Money Market Funds	86,464	86,464	—	—
Total Investments	$42,625,657	$42,625,657	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)	First Trust Indxx Metaverse ETF (ARVR)	First Trust Emerging Markets Human Flourishing ETF (FTHF)
ASSETS:
Investments, at value	$2,532,162	$1,770,554	$42,625,657
Cash	—	70	—
Foreign currency, at value	—	5	—
Receivables:
Dividends	5	2,714	149,299
Reclaims	—	79	1,651
Total Assets	2,532,167	1,773,422	42,776,607

LIABILITIES:
Investment advisory fees payable	978	1,056	24,785
Total Liabilities	978	1,056	24,785
NET ASSETS	$2,531,189	$1,772,366	$42,751,822

NET ASSETS consist of:
Paid-in capital	$2,309,445	$1,589,560	$40,485,923
Par value	1,500	500	18,000
Accumulated distributable earnings (loss)	220,244	182,306	2,247,899
NET ASSETS	$2,531,189	$1,772,366	$42,751,822
NET ASSET VALUE, per share	$16.87	$35.45	$23.75
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	150,002	50,002	1,800,002
Investments, at cost	$2,568,073	$1,496,904	$40,474,271
Foreign currency, at cost (proceeds)	$—	$5	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations
For the Period Ended March 31, 2024 (Unaudited)

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)	First Trust Indxx Metaverse ETF (ARVR)	First Trust Emerging Markets Human Flourishing ETF (FTHF) (a)
INVESTMENT INCOME:
Dividends	$1,128	$7,511	$319,579
Foreign withholding tax	—	(418)	(44,460)
Total investment income	1,128	7,093	275,119

EXPENSES:
Investment advisory fees	6,479	5,809	56,713
Total expenses	6,479	5,809	56,713
NET INVESTMENT INCOME (LOSS)	(5,351)	1,284	218,406

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	746,785	(25,995)	2,022
In-kind redemptions	(383,164)	—	—
Foreign currency transactions	—	(165)	(31,709)
Net realized gain (loss)	363,621	(26,160)	(29,687)
Net change in unrealized appreciation (depreciation) on:
Investments	196,905	343,649	2,151,386
Foreign currency translation	—	(3)	(685)
Net change in unrealized appreciation (depreciation)	196,905	343,646	2,150,701
NET REALIZED AND UNREALIZED GAIN (LOSS)	560,526	317,486	2,121,014
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$555,175	$318,770	$2,339,420

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(5,351)	$(4,859)
Net realized gain (loss)	363,621	(46,835)
Net change in unrealized appreciation (depreciation)	196,905	60,999
Net increase (decrease) in net assets resulting from operations	555,175	9,305

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,566,924	824,516
Cost of shares redeemed	(5,295,678)	(837,447)
Net increase (decrease) in net assets resulting from shareholder transactions	1,271,246	(12,931)
Total increase (decrease) in net assets	1,826,421	(3,626)

NET ASSETS:
Beginning of period	704,768	708,394
End of period	$2,531,189	$704,768

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	50,002	50,002
Shares sold	450,000	50,000
Shares redeemed	(350,000)	(50,000)
Shares outstanding, end of period	150,002	50,002

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)		First Trust Emerging Markets Human Flourishing ETF (FTHF)
Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Period Ended 3/31/2024 (a)

$1,284	$4,894	$218,406
(26,160)	(45,922)	(29,687)
343,646	382,643	2,150,701
318,770	341,615	2,339,420

(1,300)	(3,940)	(91,521)

—	—	40,503,923
—	—	—
—	—	40,503,923
317,470	337,675	42,751,822

1,454,896	1,117,221	—
$1,772,366	$1,454,896	$42,751,822

50,002	50,002	—
—	—	1,800,002
—	—	—
50,002	50,002	1,800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Period Ended 9/30/2022 (a)

Net asset value, beginning of period	$14.09	$14.17	$20.44
Income from investment operations:
Net investment income (loss)	(0.04) (b)	(0.10) (b)	(0.10)
Net realized and unrealized gain (loss)	2.82	0.02	(6.17)
Total from investment operations	2.78	(0.08)	(6.27)
Net asset value, end of period	$16.87	$14.09	$14.17
Total return (c)	19.73%	(0.56)%	(30.68)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,531	$705	$708
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65% (d)
Ratio of net investment income (loss) to average net assets	(0.54)% (d)	(0.58)%	(0.61)% (d)
Portfolio turnover rate (e)	7%	18%	5%

(a)	Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Metaverse ETF (ARVR)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Period Ended 9/30/2022 (a)

Net asset value, beginning of period	$29.10	$22.34	$30.21
Income from investment operations:
Net investment income (loss)	0.03 (b)	0.10 (b)	0.06
Net realized and unrealized gain (loss)	6.35	6.74	(7.93)
Total from investment operations	6.38	6.84	(7.87)
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.08)	—
Net asset value, end of period	$35.45	$29.10	$22.34
Total return (c)	21.91%	30.66%	(26.05)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,772	$1,455	$1,117
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70% (d)
Ratio of net investment income (loss) to average net assets	0.15% (d)	0.35%	0.28% (d)
Portfolio turnover rate (e)	15%	31%	11%

(a)	Inception date is April 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Emerging Markets Human Flourishing ETF (FTHF)

Period Ended 3/31/2024 (a) (Unaudited)

Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.27
Net realized and unrealized gain (loss)	3.65
Total from investment operations	3.92
Distributions paid to shareholders from:
Net investment income	(0.17)
Net asset value, end of period	$23.75
Total return (c)	19.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$42,752
Ratio of total expenses to average net assets	0.75% (d)
Ratio of net investment income (loss) to average net assets	2.89% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of nineteen exchange-traded funds. This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust:

First Trust Nasdaq Lux Digital Health Solutions ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “EKG”)
First Trust Indxx Metaverse ETF – (Nasdaq ticker “ARVR”)
First Trust Emerging Markets Human Flourishing ETF – (NYSE Arca, Inc. ticker “FTHF”)(1)

(1)	Commenced investment operations on October 30, 2023.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq Lux Digital Health Solutions ETF	Nasdaq Lux Health TechTM Index
First Trust Indxx Metaverse ETF	Indxx Metaverse Index
First Trust Emerging Markets Human Flourishing ETF	Emerging Markets Human Flourishing Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Lux Digital Health Solutions ETF	$—	$—	$—
First Trust Indxx Metaverse ETF	3,940	—	—
As of September 30, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Lux Digital Health Solutions ETF	$(3,681)	$(98,200)	$(233,050)
First Trust Indxx Metaverse ETF	1,180	(65,665)	(70,679)
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EKG and ARVR, the taxable years ended 2022 and 2023 remain open to federal and state audit. As of March 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq Lux Digital Health Solutions ETF	$98,200
First Trust Indxx Metaverse ETF	65,665
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2023, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Nasdaq Lux Digital Health Solutions ETF	$3,681	$—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
As of March 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Lux Digital Health Solutions ETF	$2,568,073	$124,674	$(160,585)	$(35,911)
First Trust Indxx Metaverse ETF	1,496,904	381,723	(108,073)	273,650
First Trust Emerging Markets Human Flourishing ETF	40,474,271	2,890,260	(738,874)	2,151,386
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	EKG	ARVR	FTHF
Fund net assets up to and including $2.5 billion	0.65000%	0.7000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.6825%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.6650%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.6475%	0.69375%
Fund net assets greater than $10 billion	0.58500%	0.6300%	0.67500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
4. Purchases and Sales of Securities
For the period ended March 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq Lux Digital Health Solutions ETF	$181,667	$182,921
First Trust Indxx Metaverse ETF	250,216	253,156
First Trust Emerging Markets Human Flourishing ETF	24,701,475	9,317
For the period ended March 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq Lux Digital Health Solutions ETF	$6,564,257	$5,297,403
First Trust Indxx Metaverse ETF	—	—
First Trust Emerging Markets Human Flourishing ETF	15,693,713	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2025 for EKG and ARVR and October 27, 2025 for FTHF.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of the Investment Management Agreement
First Trust Emerging Markets Human Flourishing ETF
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Emerging Markets Human Flourishing ETF (the “Fund”), for an initial two-year term at a meeting held on September 11, 2023. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as

Additional Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2024 (Unaudited)
investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.75% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statement that the Fund will be unique to the market and the First Trust Fund Complex but will be most similar to two other index ETFs in the First Trust Fund Complex that are managed by the Advisor and employ emerging markets strategies, each of which has a unitary fee rate schedule starting at an annual rate of 0.75% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

First Trust Exchange-Traded Fund II
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable.
(b)	Not applicable.

Item [18]. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 10, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 10, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 10, 2024